Quarterly Holdings Report
for
Strategic Advisers® U.S. Total Stock Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2025
STS-NPRT3-0425
1.9911786.100
Asset-Backed Securities - 0.4%
		Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
522 Funding CLO Ltd Series 2024-6A Class A1R2, CME Term SOFR 3 month Index + 1.2%, 5.4903% 10/23/2034 (b)(c)(d)		3,250,000	3,249,854
Agl Clo 5 Ltd / Agl Clo 5 LLC Series 2024-5A Class BRR, CME Term SOFR 3 month Index + 1.3884%, 5.6816% 7/20/2034 (b)(c)(d)		3,000,000	3,009,042
Ammc Cdo Series 2024-24A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.4932% 1/20/2035 (b)(c)(d)		3,500,000	3,512,485
Anchorage Cr Fdg 2 Ltd / LLC Series 2020-2A Class ARV, 3.928% 4/25/2038 (d)		600,000	580,636
Anchorage Credit Funding 12 Ltd Series 2020-12A Class A1, 3.177% 10/25/2038 (d)		600,000	572,567
Anchorage Credit Funding 13 Ltd Series 2021-13A Class A1, 2.875% 7/27/2039 (d)		300,000	278,475
Anchorage Credit Funding 3 Ltd Series 2021-3A Class A1R, 2.871% 1/28/2039 (d)		500,000	472,205
Anchorage Credit Funding 4 Ltd Series 2021-4A Class AR, 2.723% 4/27/2039 (d)		300,000	278,700
Anchorage Credit Funding 6 Ltd Series 2020-6A Class A, 4.3% 7/25/2036 (d)		282,157	277,699
Anchorage Credit Funding 7 Ltd Series 2019-7A Class A, 4.62% 4/25/2037 (d)		278,916	275,938
Apidos Clo Xxx Series 2024-XXXA Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.7932% 10/18/2031 (b)(c)(d)		1,550,000	1,551,769
Ares Xxvii Clo Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.15%, 5.4498% 10/28/2034 (b)(c)(d)		3,000,000	2,999,997
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.6229% 4/17/2033 (b)(c)(d)		500,000	500,700
Atlantic Ave Ltd / Atlantic Ave LLC Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.26%, 5.5761% 1/20/2035 (b)(c)(d)		2,500,000	2,501,743
Atlas Senior Loan Fund Xv Ltd Series 2024-15A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.5103% 10/23/2032 (b)(c)(d)		462,598	463,411
Bain Cap Cr CLO Ltd / Bain Cap Cr CLO LLC Series 2024-4A Class A2R, CME Term SOFR 3 month Index + 1.45%, 5.7432% 10/20/2034 (b)(c)(d)		800,000	800,310
Bain Cap Cr CLO Ltd / Bain Cap Cr CLO LLC Series 2024-4A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.9432% 10/20/2034 (b)(c)(d)		800,000	800,238
Bain Capital Credit Clo Ltd Series 2024-2A Class A2R, CME Term SOFR 3 month Index + 1.48%, 5.7876% 7/16/2034 (b)(c)(d)		2,000,000	2,002,414
Bain Capital Credit Clo Ltd Series 2024-2A Class BR, CME Term SOFR 3 month Index + 1.65%, 5.9576% 7/16/2034 (b)(c)(d)		2,000,000	2,000,728
Bain Capital Credit CLO Ltd Series 2024-5A Class A1R, CME Term SOFR 3 month Index + 1.15%, 5.4403% 10/23/2034 (b)(c)(d)		4,000,000	3,999,824
Bain Capital Credit CLO Series 2024-3A Class A1RR, CME Term SOFR 3 month Index + 1.21%, 5.5003% 10/23/2034 (b)(c)(d)		4,300,000	4,303,212
Bain Capital Credit CLO Series 2024-3A Class BRR, CME Term SOFR 3 month Index + 1.6%, 5.8903% 10/23/2034 (b)(c)(d)		2,000,000	2,000,606
Carlyle Global Market Strategies CLO Ltd Series 2024-3A Class ARRR, CME Term SOFR 3 month Index + 1.09%, 5.3832% 7/20/2034 (b)(c)(d)		4,600,000	4,603,514
CIFC Funding Ltd Series 2018-4A Class A1RR, CME Term SOFR 3 month Index + 1.3216%, 5.6217% 4/27/2031 (b)(c)(d)		69,155	69,155
Crown Point Clo 7 Ltd Series 2024-7A Class AR, CME Term SOFR 3 month Index + 1.23%, 5.5232% 10/20/2031 (b)(c)(d)		281,541	281,870
Dryden 55 Clo Ltd Series 2018-55A Class A1, CME Term SOFR 3 month Index + 1.2816%, 5.5836% 4/15/2031 (b)(c)(d)		261,792	262,053
Elevation CLO Ltd Series 2024-3A Class A2R2, CME Term SOFR 3 month Index + 1.6%, 5.9001% 1/25/2035 (b)(c)(d)		2,000,000	2,001,488
Elevation CLO Ltd Series 2024-3A Class BR2, CME Term SOFR 3 month Index + 1.85%, 6.1501% 1/25/2035 (b)(c)(d)		2,000,000	2,000,798
Fortress Credit Bsl VII Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.09%, 5.3803% 7/23/2032 (b)(c)(d)		2,214,317	2,216,753
Greywolf Clo III Ltd Series 2024-3RA Class A2R2, CME Term SOFR 3 month Index + 1.85%, 6.1401% 4/22/2033 (b)(c)(d)		1,200,000	1,200,700
ICG US CLO Ltd Series 2024-3A Class AR, CME Term SOFR 3 month Index + 1.15%, 5.4432% 10/20/2034 (b)(c)(d)		4,800,000	4,803,235
Jamestown Clo Xvi Ltd Series 2024-16A Class AR, CME Term SOFR 3 month Index + 1.12%, 5.4201% 7/25/2034 (b)(c)(d)		4,800,000	4,803,197
Kkr Clo 28 Ltd Series 2024-28A Class AR, CME Term SOFR 3 month Index + 1.44%, 5.7476% 2/9/2035 (b)(c)(d)		2,100,000	2,101,117
Lcm Loan Income Fund I Ltd Series 2018-1A Class B, CME Term SOFR 3 month Index + 1.7116%, 6.0048% 4/20/2031 (b)(c)(d)		2,325,000	2,329,680
Mountain View Clo Xiv Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.159%, 5.461% 10/15/2034 (b)(c)(d)		1,000,000	1,000,300
Octagon Investment Partners Xvii Ltd Series 2018-1A Class A1R2, CME Term SOFR 3 month Index + 1.2616%, 5.5617% 1/25/2031 (b)(c)(d)		43,232	43,268
Ofsi Bsl Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5632% 4/20/2034 (b)(c)(d)		1,100,000	1,100,527
Palmer Square CLO Series 2025-1A Class A2R5, CME Term SOFR 3 month Index + 1.6%, 5.93% 5/21/2034 (b)(c)(d)		4,200,000	4,206,959
Pikes Peak Clo 4 Series 2024-4A Class ARR, CME Term SOFR 3 month Index + 1.21%, 5.512% 7/15/2034 (b)(c)(d)		4,500,000	4,507,605
Romark Credit Funding II Ltd Series 2021-2A Class A, 2.625% 10/25/2039 (d)		400,000	365,000
Sandstone Peak Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.582% 10/15/2034 (b)(c)(d)		1,500,000	1,503,594
Sandstone Peak Ltd Series 2024-1A Class B1R, CME Term SOFR 3 month Index + 1.83%, 6.132% 10/15/2034 (b)(c)(d)		4,000,000	4,016,488
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.5801% 1/25/2032 (b)(c)(d)		487,793	487,793
Trysail CLO Ltd Series 2022-1A Class A, CME Term SOFR 3 month Index + 1.239%, 5.5322% 10/20/2033 (b)(c)(d)		4,000,000	3,998,800
Ventr Series 2021-17-29A Class AR, CME Term SOFR 3 month Index + 1.2516%, 5.5746% 9/7/2030 (b)(c)(d)		115,353	115,644
Voya CLO Ltd Series 2020-2A Class A1RR, CME Term SOFR 3 month Index + 1.2816%, 5.5845% 4/17/2030 (b)(c)(d)		26,524	26,533
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			84,478,624
IRELAND - 0.0%
Arbour Clo VII DAC Series 2024-7A Class BR, 3 month EURIBOR + 2.05%, 4.996% 12/15/2038 (b)(c)(d)	EUR	3,200,000	3,321,615
Ares European CLO XIV DAC Series 2024-14A Class AR, 3 month EURIBOR + 1.03%, 3.774% 10/21/2034 (b)(c)(d)	EUR	4,099,807	4,262,448
Avoca Static CLO I DAC Series 2024-1A Class BR, 3 month EURIBOR + 1.7%, 4.541% 1/15/2035 (b)(c)(d)	EUR	2,700,000	2,800,909
BBAM European CLO I DAC Series 2021-1A Class AR, 3 month EURIBOR + 0.87%, 3.574% 7/22/2034 (b)(c)(d)	EUR	1,000,000	1,032,159
BBAM European CLO Series 2022-3A Class A, 3 month EURIBOR + 0.92%, 3.705% 1/15/2036 (b)(c)(d)	EUR	1,500,000	1,552,913
CVC Cordatus Loan Fund XIV DAC Series 2021-14A Class A1R, 3 month EURIBOR + 0.85%, 3.384% 5/22/2032 (b)(c)(d)	EUR	3,770,881	3,913,621
Dryden 73 Euro CLO Series 2020-74A Class A, 3 month EURIBOR + 1%, 3.744% 4/18/2033 (b)(c)(d)	EUR	1,471,880	1,525,464
Grosvenor Place Clo Dac Series 2024-2A Class A, 3 month EURIBOR + 1.24%, 3.8452% 1/15/2039 (b)(c)(d)	EUR	2,200,000	2,287,191
Hayfin Emerald Clo V Dac Series 2024-5A Class AR, 3 month EURIBOR + 1.21%, 3.975% 11/17/2037 (b)(c)(d)	EUR	1,400,000	1,452,630
Indigo Credit Management II DAC Series 2024-2A Class B, 3 month EURIBOR + 2.1%, 4.9041% 7/15/2038 (b)(c)(d)	EUR	2,500,000	2,598,243
Palmer Square European Loan Funding DAC Series 2024-3A Class B, 3 month EURIBOR + 1.85%, 4.5399% 5/15/2034 (b)(c)(d)	EUR	2,000,000	2,089,980
Palmer Square European Loan Funding DAC Series 2024-3A Class BR, 3 month EURIBOR + 1.65%, 4.206% 5/15/2033 (b)(c)(d)	EUR	3,000,000	3,112,461
Tikehau Clo IX DAC Series 2024-9A Class AR, 3 month EURIBOR + 1.22%, 4.039% 1/20/2037 (b)(c)(d)	EUR	900,000	936,073
TOTAL IRELAND			30,885,707
UNITED STATES - 0.3%
Accredited Mortgage Loan Trust Series 2004-4 Class A2D, CME Term SOFR 1 month Index + 0.7%, 5.0173% 1/25/2035 (b)(c)		764,384	748,551
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (d)		2,535,302	2,538,837
Ally Auto Receivables Trust Series 2024-2 Class A3, 4.14% 7/16/2029		1,500,000	1,495,235
Ameriquest Mortgage Securities, Inc. Series 2004-R5 Class M2, CME Term SOFR 1 month Index + 1.9895%, 6.3088% 7/25/2034 (c)		1,488,647	1,463,318
Ameriquest Mortgage Securities, Inc. Series 2004-R6 Class M4, CME Term SOFR 1 month Index + 5.3645%, 4.7479% 7/25/2034 (c)		1,370,857	1,137,053
Argent Securities Inc Series 2004-W10 Class M1, CME Term SOFR 1 month Index + 1.1945%, 3.6485% 1/25/2034 (c)		292,601	274,145
Asset Backed Securities Corp Home Equity Loan Trust Series 2007-HE2 Class A4, CME Term SOFR 1 month Index + 0.3445%, 4.6638% 5/25/2037 (c)		1,282,277	896,054
Bear Stearns Asset Backed Securities I Trust Series 2005-EC1 Class M4, CME Term SOFR 1 month Index + 1.1645%, 4.9824% 11/25/2035 (b)(c)		2,662,305	2,514,380
Bear Stearns Asset Backed Securities I Trust Series 2006-EC2 Class M4, CME Term SOFR 1 month Index + 0.9845%, 5.3038% 2/25/2036 (c)		6,244,096	5,699,655
Bear Stearns Asset Backed Securities I Trust Series 2007-HE3 Class 1A4, CME Term SOFR 1 month Index + 0.35%, 4.7838% 4/25/2037 (b)(c)		3,654,479	3,424,887
Bridgecrest Lending Auto Securitization Trust Series 2023-1 Class B, 6.8% 8/15/2029		4,515,000	4,585,212
Bridgecrest Lending Auto Securitization Trust Series 2024-4 Class A3, 4.72% 9/15/2028		3,100,000	3,105,287
Cascade MH Asset Trust Series 2024-MH1 Class A1, 5.695% 11/25/2056 (d)		970,440	988,416
Centex Home Equity Loan Trust Series 2004-D Class MV5, CME Term SOFR 1 month Index + 1.9145%, 6.2338% 9/25/2034 (c)		573,882	511,023
Cps Auto Receivables Trust Series 2022-A Class D, 2.84% 4/16/2029 (d)		5,815,000	5,730,384
Equifirst Loan Securitization Trust Series 2007-1 Class A1, CME Term SOFR 1 month Index + 0.2845%, 4.6038% 4/25/2037 (c)(d)		1,044,639	955,717
Exeter Automobile Receivables Trust Series 2024-5A Class A2, 4.79% 4/15/2027		662,294	662,737
Exeter Automobile Receivables Trust Series 2024-5A Class A3, 4.45% 3/15/2028		750,000	749,596
Exeter Automobile Receivables Trust Series 2024-5A Class B, 4.48% 4/16/2029		750,000	748,529
Exeter Automobile Receivables Trust Series 2024-5A Class C, 4.64% 1/15/2030		750,000	749,339
FHF Issuer Trust Series 2024-1A Class A2, 5.69% 2/15/2030 (d)		2,749,181	2,779,998
FHF Issuer Trust Series 2024-3A Class A1, 4.941% 10/15/2025 (d)		197,838	197,874
FHF Issuer Trust Series 2024-3A Class A2, 4.94% 11/15/2030 (d)		1,000,000	1,003,733
FHF Trust 2023-1 Series 2023-1A Class A2, 6.57% 6/15/2028 (d)		171,965	174,007
First Franklin Mortgage Loan Trust Series 2004-FFH3 Class M3, CME Term SOFR 1 month Index + 1.1645%, 5.4838% 10/25/2034 (c)		1,162,404	1,033,843
Flagship Credit Auto Trust Series 2023-2 Class B, 5.21% 5/15/2028 (d)		2,354,000	2,363,052
GLS Auto Receivables Issuer Trust Series 2024-3A Class B, 5.08% 1/16/2029 (d)		1,500,000	1,511,775
GLS Auto Receivables Issuer Trust Series 2024-3A Class C, 5.21% 2/18/2031 (d)		1,500,000	1,516,334
Gls Auto Select Receivables Trust Series 2024-4A Class A2, 4.43% 12/17/2029 (d)		4,100,000	4,095,857
Gls Auto Select Receivables Trust Series 2024-4A Class B, 4.5% 11/15/2030 (d)		2,000,000	1,992,364
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A3, 4.66% 2/16/2028		2,172,672	2,175,630
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A3, 4.4% 8/16/2029		3,000,000	3,006,797
Greensky Home Improvement Trust Series 2024-2 Class A4, 5.15% 10/27/2059 (d)		1,820,527	1,837,333
GSAMP Trust Series 2007-FM1 Class A1, CME Term SOFR 1 month Index + 0.2545%, 4.5738% 12/25/2036 (c)		758,847	399,172
Honda Auto Receivables Owner Trust Series 2024-4 Class A2, 4.56% 3/15/2027		2,000,000	2,000,974
HSI Asset Securitization Corp Trust Series 2007-NC1 Class A3, CME Term SOFR 1 month Index + 0.18%, 4.7938% 4/25/2037 (b)(c)		245,022	163,246
Hyundai Auto Receivables Trust Series 2024-C Class A3, 4.41% 5/15/2029		4,000,000	4,007,016
Lad Auto Receivables Trust Series 2024-3A Class A1, 4.865% 11/17/2025 (d)		716,549	716,704
Lendmark Fdg Trust Series 2024-2A Class A, 4.47% 2/21/2034 (d)		700,000	694,240
Marlette Funding Trust Series 2022-3A Class B, 5.95% 11/15/2032 (d)		273,090	273,437
Marlette Funding Trust Series 2022-3A Class C, 6.89% 11/15/2032 (d)		1,151,000	1,161,937
Marlette Funding Trust Series 2023-3A Class B, 6.71% 9/15/2033 (d)		4,486,739	4,507,636
Merrill Lynch Mortgage Investors Trust Series 2004-WMC3 Class M3, CME Term SOFR 1 month Index + 2.2145%, 6.5338% 1/25/2035 (c)		3,334,542	2,952,371
MF1 LLC Series 2025-FL17 Class AS, CME Term SOFR 1 month Index + 1.572%, 5.872% 2/18/2040 (b)(c)(d)		5,000,000	4,989,500
Morgan Stanley Abs Cap I Inc Trust Series 2007-HE3 Class A2A, CME Term SOFR 1 month Index + 0.1745%, 4.4938% 12/25/2036 (c)		242,996	121,300
Morgan Stanley ABS Capital I Inc Series 2004-HE8 Class A4, CME Term SOFR 1 month Index + 0.8745%, 5.1938% 9/25/2034 (b)(c)		715,454	710,429
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M1, CME Term SOFR 1 month Index + 1.0295%, 5.3488% 9/25/2034 (c)		320,263	314,585
Nationstar Home Equity Loan Trust Series 2007-B Class 2AV4, CME Term SOFR 1 month Index + 0.4345%, 5.0738% 4/25/2037 (b)(c)		95,075	93,819
Navient Private Education Loan Trust Series 2017-A Class B, 3.91% 12/16/2058 (d)		1,557,803	1,545,472
Navient Student Loan Trust Series 2021-DA Class C, 3.48% 4/15/2060 (d)		2,000,000	1,857,990
Oportun Issuance Trust Series 2024-2 Class C, 6.61% 2/9/2032 (d)		1,777,000	1,799,252
Option One Mortgage Loan Trust Series 2007-4 Class 2A4, CME Term SOFR 1 month Index + 0.4245%, 4.7438% 4/25/2037 (c)		6,988,700	3,909,768
Pagaya Ai Dbt Selection Trust Series 2023-7 Class B, 7.549% 7/15/2031 (d)		5,620,036	5,648,050
Pagaya Ai Dbt Selection Trust Series 2023-7 Class C, 8.798% 7/15/2031 (d)		9,796,350	10,006,761
Pagaya Ai Debt Grantor Trust Series 2024-11 Class A, 5.092% 7/15/2032 (d)		2,300,000	2,300,270
Pagaya Ai Debt Grantor Trust Series 2024-11 Class B, 5.637% 7/15/2032 (d)		1,000,000	1,003,170
Pagaya Ai Debt Grantor Trust Series 2024-8 Class A, 5.331% 1/15/2032 (d)		1,381,730	1,388,501
Pagaya Ai Debt Selection Trust Series 2024-1 Class B, 7.109% 7/15/2031 (d)		3,315,677	3,361,883
Pagaya Ai Debt Trust Series 2022-1 Class B, 3.344% 10/15/2029 (d)		818,826	818,127
Pagaya Ai Debt Trust Series 2023-1 Class B, 9.435% 7/15/2030 (d)		2,355,757	2,360,433
Pagaya Ai Debt Trust Series 2023-3 Class B, 9.57% 12/16/2030 (d)		1,999,601	2,029,707
Pagaya Ai Debt Trust Series 2023-5 Class B, 7.625% 4/15/2031 (d)		600,234	601,953
Pagaya Ai Debt Trust Series 2023-5 Class C, 9.099% 4/15/2031 (d)		4,999,958	5,080,775
Pagaya Ai Debt Trust Series 2023-6 Class C, 8.491% 6/16/2031 (d)		3,874,006	3,940,412
Pagaya Ai Debt Trust Series 2023-8 Class C, 9.538% 6/16/2031 (d)		3,464,820	3,575,616
Pagaya Ai Debt Trust Series 2024-2 Class A, 6.319% 8/15/2031 (d)		2,268,795	2,290,977
Pagaya Ai Debt Trust Series 2024-3 Class A, 6.258% 10/15/2031 (d)		3,151,772	3,179,328
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WHQ1 Class M5, CME Term SOFR 1 month Index + 1.9145%, 6.2338% 9/25/2034 (c)		435,047	416,655
PRET LLC Series 2021-NPL5 Class A1, 5.487% 10/25/2051 (b)(d)		2,426,497	2,427,693
PRET LLC Series 2021-RN2 Class A1, 4.7436% 7/25/2051 (d)(e)		807,004	803,589
Pret LLC Series 2024-NPL6 Class A1, 5.9256% 10/25/2054 (b)(d)		2,258,834	2,273,734
PRET LLC Series 2024-NPL9 Class A1, 5.8514% 12/25/2054 (d)		2,835,675	2,839,361
Prpm LLC Series 2021-11 Class A1, 5.487% 11/25/2026 (b)(d)		2,109,980	2,111,993
RASC Series 2005-EMX2 Trust Series 2004-KS5 Class MII2, CME Term SOFR 1 month Index + 1.2145%, 6.016% 6/25/2034 (c)		2,521,707	2,312,582
Renaissance Home Equity Loan Trust Series 2007-1 Class AF3, 5.612% 4/25/2037 (e)		4,153,493	1,075,965
Research-Driven Pagaya Motor Asset Trust Series 2023-3A Class A, 7.13% 1/26/2032 (d)		748,575	754,815
Santander Drive Auto Receivables Trust Series 2024-5 Class A3, 4.62% 11/15/2028		1,500,000	1,502,278
Saxon Asset Securities Trust Series 2004-2 Class MF2, 2.9124% 8/25/2035 (e)		1,978,080	1,730,450
Securitized Asset Backed Receivables LLC Trust Series 2006-WM4 Class A2C, CME Term SOFR 1 month Index + 0.16%, 4.7538% 11/25/2036 (b)(c)		6,552,098	1,814,258
SMB Private Education Loan Trust Series 2015-B Class B, 3.5% 12/17/2040 (d)		1,394,243	1,383,181
SMB Private Education Loan Trust Series 2015-C Class B, 3.5% 9/15/2043 (d)		3,212,277	3,186,121
SMB Private Education Loan Trust Series 2016-C Class B, 3.25% 11/15/2040 (d)		694,044	682,821
SMB Private Education Loan Trust Series 2021-D Class A1A, 1.34% 3/17/2053 (d)		766,413	713,773
SMB Private Education Loan Trust Series 2024-C Class A1A, 5.5% 6/17/2052 (d)		2,818,658	2,882,390
SMB Private Education Loan Trust Series 2024-E Class A1A, 5.09% 10/16/2056 (d)		4,671,067	4,713,690
Smb Private Education Loan Trust Series 2024-F Class A1A, 5.06% 3/16/2054 (d)		572,464	577,166
Soundview Home Loan Trust Series 2006-EQ1 Class A4, CME Term SOFR 1 month Index + 0.5%, 4.9338% 10/25/2036 (b)(c)		1,020,288	968,897
Specialty Underwriting & Residential Finance Trust Series 2003-BC1 Series 2004-BC1 Class M1, CME Term SOFR 1 month Index + 0.8795%, 5.1988% 2/25/2035 (c)		466,685	475,776
Towd Point Mortgage Trust Series 2017-3 Class B2, 3.8983% 7/25/2057 (b)(d)		2,000,000	1,794,000
TOWD Point Mortgage Trust Series 2017-6 Class A2, 3% 10/25/2057 (d)		2,300,000	2,158,536
Upstart Securitization Trust Series 2023-2 Class B, 7.92% 6/20/2033 (d)		4,700,000	4,791,610
WaMu Asset-Backed Certificates Series 2007-HE4 Class 1A, CME Term SOFR 1 month Index + 0.2845%, 4.6038% 7/25/2047 (c)		3,931,315	2,913,151
Washington Mut Asset Backed Ctfs Wmabs Trust Series 2006-HE3 Class 2A3, CME Term SOFR 1 month Index + 0.4345%, 4.7538% 8/25/2036 (c)		2,818,302	1,761,663
Westlake Automobile Receivables Trust Series 2023-2A Class D, 7.01% 11/15/2028 (d)		475,000	489,402
Westlake Automobile Receivables Trust Series 2024-3A Class A3, 4.71% 4/17/2028 (d)		3,000,000	3,005,960
TOTAL UNITED STATES			195,033,273
TOTAL ASSET-BACKED SECURITIES (Cost $311,970,635)			310,397,604

Collateralized Mortgage Obligations - 0.1%
		Principal Amount (a)	Value ($)
IRELAND - 0.0%
KINBN Series 2024-RPL2A Class A, 1 month EURIBOR + 1.1%, 3.753% 1/24/2063 (c)(d)	EUR	3,642,148	3,785,127
SPAIN - 0.0%
Lugo Funding Dac Series 2024-1A Class A, 3 month EURIBOR + 0%, 3.9923% 5/26/2066 (b)(c)(d)	EUR	1,400,000	1,438,475
UNITED STATES - 0.1%
ACRA Trust Series 2024-NQM1 Class A1, 5.608% 10/25/2064 (d)		487,002	489,063
Atlx Trust Series 2024-RPL2 Class A1, 3.85% 4/25/2063 (d)		3,892,769	3,734,756
Chase Home Lending Mortgage Trust Series 2024-RPL4 Class A1A, 3.375% 12/25/2064 (d)		2,901,815	2,602,823
Cim Tr 2023-R3 Series 2023-R3 Class A1A, 4.5% 1/25/2063 (d)		515,802	479,534
Citimortgage Alternative Loan Trust Series 2007-A7 Class 2A1, CME Term SOFR 1 month Index + 0.5145%, 4.8338% 7/25/2037 (b)(c)		2,682,640	2,135,360
CSMC Trust Series 2017-RPL3 Class B1, 4.5% 8/1/2057 (b)(d)		644,778	628,556
EFMT Series 2025-CES1 Class A1A, 5.726% 1/25/2060 (d)		2,000,000	2,008,800
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5473 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.452% 11/25/2054 (b)(c)		556,264	553,728
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 12/25/2054 (b)(c)		1,839,722	1,841,486
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5484 Class FD, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.502% 12/25/2054 (b)(c)		4,873,373	4,877,689
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5513 Class MF, U.S. 30-Day Avg. SOFR Index + 0.94%, 5.2643% 11/25/2054 (b)(c)		4,000,000	4,011,181
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 3A1, 6.1462% 10/25/2045 (b)		8,100,632	6,046,293
GreenPoint Mortgage Funding Trust Series 2005-AR4 Class 4A1A, CME Term SOFR 1 month Index + 0.7345%, 5.0538% 10/25/2045 (c)		1,309,235	1,209,525
HarborView Mortgage Loan Trust 2004-5 Series 2005-9 Class 2A1A, CME Term SOFR 1 month Index + 0.7945%, 5.1063% 6/20/2035 (b)(c)		502,114	459,169
JP Morgan Mortgage Trust Series 2024-10 Class A11, 5.602% 3/25/2055 (b)(d)		2,583,197	2,585,298
JP Morgan Resecuritization Trust Series 2014-6 Class 1A2, CME Term SOFR 1 month Index + 0.3245%, 3.5237% 7/27/2036 (b)(c)(d)		5,159,634	4,677,202
JP Morgan Seasoned Mortgage Trust Series 2024-1 Class A4, 4.4636% 10/25/2054 (b)(d)		1,977,968	1,922,398
Mill City Mortgage Loan Trust Series 2017-1 Class M3, 3.25% 11/25/2058 (d)		4,560,000	4,342,996
Morgan Stanley Mortgage Loan Trust Series 2005-9AR Class 1A, CME Term SOFR 1 month Index + 0.4045%, 4.7238% 12/25/2035 (b)(c)		1,220,801	887,049
Morgan Stanley Resecuritization Trust Series 2015-R6 Class 1A2, CME Term SOFR 1 month Index + 0.3745%, 4.6006% 7/26/2045 (c)(d)		2,803,484	2,759,648
Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 Class A1, 5.044% 7/25/2069 (b)(d)		2,775,120	2,760,574
Morgan Stanley Residential Mortgage Loan Trust Series 2024-RPL1 Class A1, 4% 6/25/2064		2,925,507	2,812,656
Nymt Loan Trust Series 2024-INV1 Class A1, 5.379% 6/25/2069 (d)		1,950,233	1,952,546
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (d)(e)		550,653	555,107
PRET LLC Series 2022-RN2 Class A1, 5% 6/25/2052 (d)		243,007	242,271
PRET LLC Series 2024-NPL7 Class A1, 5.9251% 10/25/2054 (b)(d)		1,062,562	1,070,197
PRET LLC Series 2024-NPL8 Class A1, 5.9632% 11/25/2054 (d)		4,307,773	4,334,045
PRPM LLC Series 2024-7 Class A1, 5.87% 11/25/2029 (b)(d)		2,699,560	2,698,750
PRPM LLC Series 2024-8 Class A1, 5.897% 12/25/2029 (d)		3,858,524	3,882,076
PRPM LLC Series 2024-RPL3 Class A1, 4% 11/25/2054 (d)		3,025,985	2,929,058
RCKT Mortgage Trust Series 2025-CES1 Class A1A, 5.653% 1/25/2045 (d)		4,644,406	4,666,684
Sequoia Mortgage Trust Series 2024-HYB1 Class A1A, 4.5554% 11/25/2063 (b)(d)		1,277,561	1,256,281
Structured Asset Mortgage Investments II Trust Series 2006-AR3 Class 12A1, CME Term SOFR 1 month Index + 0.5545%, 4.8738% 5/25/2036 (b)(c)		3,699,501	3,038,627
Towd Point Mortgage Trust Series 2024-5 Class A1A, 4.4946% 10/25/2064 (b)(d)		3,414,419	3,444,700
Towd Point Mortgage Trust Series 2024-CES6 Class A1, 5.725% 11/25/2064 (d)		3,462,237	3,494,850
Verus Securitization Trust Series 2024-8 Class A1, 5.364% 10/25/2069 (b)(d)		953,356	953,955
Verus Securitization Trust Series 2024-R1 Class A1, 5.218% 9/25/2069 (b)(d)		1,892,541	1,892,355
TOTAL UNITED STATES			90,237,286
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $95,294,492)			95,460,888

Common Stocks - 82.1%
	Shares	Value ($)
ARGENTINA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Despegar.com Corp (f)	9,213	177,074
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd (g)	74,460	1,420,697
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Aptiv PLC	75,900	4,942,608
Financials - 0.0%
Capital Markets - 0.0%
Coinshares International Ltd	377,846	2,554,744
TOTAL BAILIWICK OF JERSEY		7,497,352
BELGIUM - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
UCB SA	41,500	7,815,732
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
Hamilton Insurance Group Ltd Class B (f)(g)	203,955	3,989,360
RenaissanceRe Holdings Ltd (g)	238,977	56,785,715

TOTAL BERMUDA		60,775,075
BRAZIL - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
MercadoLibre Inc (f)	2,400	5,092,488
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	54,098	765,487
Financial Services - 0.0%
Pagseguro Digital Ltd Class A (f)	165,314	1,216,711
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp (United States)	40,907	2,819,310
TOTAL BRAZIL		9,893,996
CANADA - 0.5%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Restaurant Brands International Inc	90,100	5,877,752
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	39,600	1,968,846
Food Products - 0.0%
Sunopta Inc (United States) (f)	924,397	5,795,969
TOTAL CONSUMER STAPLES		7,764,815

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Africa Oil Corp	1,399,900	1,857,825
Athabasca Oil Corp (f)	1,070,800	3,523,074
Cameco Corp (United States) (g)	419,076	18,456,107
Imperial Oil Ltd	147,600	10,007,316
MEG Energy Corp	355,000	5,525,903
South Bow Corp	67,800	1,804,251
Suncor Energy Inc (United States)	143,854	5,506,731
Whitecap Resources Inc (OTC)	1,183,116	8,036,315
		54,717,522
Financials - 0.2%
Capital Markets - 0.2%
Brookfield Asset Management Ltd Class A (United States)	77,885	4,406,733
Brookfield Corp Class A (United States) (g)	1,098,705	63,658,969
		68,065,702
Insurance - 0.0%
Brookfield Wealth Solutions Ltd Class A (United States) (g)	6,440	372,554
Fairfax Financial Holdings Ltd Subordinate Voting Shares	5,017	7,213,071
		7,585,625
TOTAL FINANCIALS		75,651,327

Health Care - 0.0%
Biotechnology - 0.0%
Repare Therapeutics Inc (f)	7,699	9,085
Xenon Pharmaceuticals Inc (f)	50,000	1,851,000
		1,860,085
Industrials - 0.0%
Electrical Equipment - 0.0%
Ballard Power Systems Inc (United States) (f)(g)	1,023,479	1,258,879
Ground Transportation - 0.0%
Canadian National Railway Co (United States)	127,400	12,913,264
TOTAL INDUSTRIALS		14,172,143

Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.0%
Celestica Inc (United States) (f)	143,794	15,393,148
IT Services - 0.2%
Shopify Inc Class A (United States) (f)	352,289	39,456,368
Software - 0.0%
Constellation Software Inc/Canada (OTC)	2,348	8,081,816
Descartes Systems Group Inc/The (United States) (f)	193,071	21,525,486
		29,607,302
TOTAL INFORMATION TECHNOLOGY		84,456,818

Materials - 0.0%
Metals & Mining - 0.0%
Franco-Nevada Corp (United States) (g)	131,383	18,779,886
Ssr Mining Inc (United States) (f)	6,929	69,221
Teck Resources Ltd Class B (United States)	26,962	1,087,377
		19,936,484
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd (United States) (g)	206,433	16,415,552
TOTAL MATERIALS		36,352,036

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (f)	15,733	81,182
Real Matters Inc (OTC) (f)	201,619	805,500
		886,682
Utilities - 0.0%
Gas Utilities - 0.0%
Brookfield Infrastructure Corp (United States) (g)	6,080	243,443
TOTAL CANADA		281,982,623
CHINA - 0.3%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Baidu Inc Class A ADR (f)	128,644	11,121,274
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Alibaba Group Holding Ltd ADR	99,932	13,241,990
PDD Holdings Inc Class A ADR (f)	21,600	2,455,704
		15,697,694
Hotels, Restaurants & Leisure - 0.0%
Yum China Holdings Inc	99,047	4,893,912
TOTAL CONSUMER DISCRETIONARY		20,591,606

Health Care - 0.0%
Biotechnology - 0.0%
Beigene Ltd ADR (f)	69,498	18,889,556
Information Technology - 0.3%
IT Services - 0.0%
GDS Holdings Ltd Class A ADR (f)(g)	248,736	9,464,405
Semiconductors & Semiconductor Equipment - 0.3%
indie Semiconductor Inc Class A (f)(g)	178,512	537,321
NXP Semiconductors NV	821,222	177,047,251
		177,584,572
TOTAL INFORMATION TECHNOLOGY		187,048,977

TOTAL CHINA		237,651,413
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (f)	111,066	1,054,043
COSTA RICA - 0.0%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Establishment Labs Holdings Inc (f)(g)	108,961	4,671,158
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Ascendis Pharma A/S ADR (f)	35,646	5,581,451
Pharmaceuticals - 0.0%
Novo Nordisk A/S Class B ADR	345,791	31,345,954
TOTAL DENMARK		36,927,405
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Amer Sports Inc (f)	29,500	881,755
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Criteo SA ADR (f)	251,057	9,743,522
GERMANY - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Deutsche Telekom AG	381,100	13,752,872
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
MYT Netherlands Parent BV ADR (f)(g)	1,483,816	15,491,039
Health Care - 0.0%
Biotechnology - 0.0%
BioNTech SE ADR (f)	15,000	1,693,800
Life Sciences Tools & Services - 0.0%
Gerresheimer AG	83,333	6,976,151
TOTAL HEALTH CARE		8,669,951

Industrials - 0.0%
Aerospace & Defense - 0.0%
Rheinmetall AG ADR	14,042	3,060,735
Information Technology - 0.1%
Software - 0.1%
SAP SE ADR	78,991	21,722,525
Materials - 0.0%
Paper & Forest Products - 0.0%
Mercer International Inc	14,105	110,865
TOTAL GERMANY		62,807,987
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (f)(g)	1,621,985	4,557,778
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Patria Investments Ltd Class A (g)	12,678	143,642
GREECE - 0.0%
Financials - 0.0%
Banks - 0.0%
Eurobank Ergasias Services and Holdings SA	1,701,576	4,439,539
Piraeus Financial Holdings SA	552,800	2,610,240

TOTAL GREECE		7,049,779
INDIA - 0.0%
Financials - 0.0%
Banks - 0.0%
HDFC Bank Ltd ADR	27,300	1,682,226
Industrials - 0.0%
Professional Services - 0.0%
WNS Holdings Ltd ADR	131,436	7,474,765
TOTAL INDIA		9,156,991
IRELAND - 0.2%
Financials - 0.0%
Banks - 0.0%
AIB Group PLC	487,928	3,427,503
Information Technology - 0.2%
IT Services - 0.2%
Accenture PLC Class A	336,670	117,329,495
TOTAL IRELAND		120,756,998
ISRAEL - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Taboola.com Ltd (f)	96,667	263,901
Information Technology - 0.0%
Software - 0.0%
Cellebrite DI Ltd (f)	381,492	7,080,492
JFrog Ltd (f)	24,235	890,636
Nice Ltd ADR (f)	44,159	6,146,050
Sapiens International Corp NV	1,281	35,329
SimilarWeb Ltd (f)	267,066	2,547,810
		16,700,317
TOTAL ISRAEL		16,964,218
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (g)	353,111	2,983,788
Industrials - 0.0%
Aerospace & Defense - 0.0%
Leonardo SpA	109,100	4,364,024
TOTAL ITALY		7,347,812
JAPAN - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Daikin Industries Ltd ADR (g)	134,483	1,408,037
KOREA (SOUTH) - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Coupang Inc Class A (f)	357,100	8,463,270
MEXICO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Southern Copper Corp	29,110	2,588,752
MONACO - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Scorpio Tankers Inc	162,392	6,471,321
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
Argenx SE ADR (f)	14,500	9,057,715
Merus NV (f)	84,929	3,999,307
Newamsterdam Pharma Co NV (f)(g)	107,700	2,261,699
		15,318,721
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
ASML Holding NV depository receipt	110,244	78,171,816
TOTAL NETHERLANDS		93,490,537
NORWAY - 0.0%
Information Technology - 0.0%
Software - 0.0%
Opera Ltd ADR	690,169	12,878,554
PANAMA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Banco Latinoamericano de Comercio Exterior SA Class E	6,362	269,558
PORTUGAL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	265,900	4,384,812
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	782,193	15,229,298
Popular Inc	83,945	8,430,596
		23,659,894
Financial Services - 0.0%
EVERTEC Inc	198,324	7,405,418
TOTAL PUERTO RICO		31,065,312
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (f)(g)	59,127	1,084,980
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (d)(h)	34,500	1,229,025
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	593,400	3,809,128
TOTAL SPAIN		5,038,153
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	96,860	9,429,321
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (f)	259,562	3,981,681
TOTAL SWEDEN		13,411,002
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (g)	768,626	7,424,927
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG (United States) (g)	197,888	6,785,580
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Lonza Group AG ADR	90,883	5,739,261
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	169,798	26,153,986
TOTAL SWITZERLAND		46,103,754
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	645,717	116,571,290
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (f)	86,718	17,347,936
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (f)	40,100	11,251,659
Genius Sports Ltd Class A (f)(g)	2,063,604	17,912,083
Soho House & Co Inc Class A (f)	1,100	7,744
		29,171,486
Consumer Staples - 0.1%
Beverages - 0.0%
Diageo PLC	38,000	1,033,918
Food Products - 0.1%
Nomad Foods Ltd	1,077,059	20,356,416
Personal Care Products - 0.0%
Unilever PLC ADR	312,742	17,701,197
TOTAL CONSUMER STAPLES		39,091,531

Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	383,792	11,298,835
Financials - 0.0%
Capital Markets - 0.0%
London Stock Exchange Group PLC	26,104	3,903,270
Marex Group PLC	344,088	12,607,384
		16,510,654
Insurance - 0.0%
Direct Line Insurance Group PLC	956,053	3,338,471
Fidelis Insurance Holdings Ltd	34,409	506,156
		3,844,627
TOTAL FINANCIALS		20,355,281

Health Care - 0.1%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC ADR (g)	337,782	9,782,167
Pharmaceuticals - 0.1%
Astrazeneca PLC ADR	289,982	22,099,528
Verona Pharma PLC ADR (f)	221,468	15,420,817
		37,520,345
TOTAL HEALTH CARE		47,302,512

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC ADR (g)	458,175	11,550,592
Machinery - 0.0%
Luxfer Holdings PLC	6,180	75,396
TOTAL INDUSTRIALS		11,625,988

TOTAL UNITED KINGDOM		158,845,633
UNITED STATES - 80.3%
Communication Services - 7.5%
Diversified Telecommunication Services - 0.7%
AT&T Inc	15,828,257	433,852,524
Atn International Inc	28,162	486,639
Bandwidth Inc Class A (f)	14,245	227,493
Frontier Communications Parent Inc (f)	8,863	318,979
GCI Liberty Inc Class A (f)(i)	105,502	1
IDT Corp Class B	101	4,905
Iridium Communications Inc	86,145	2,718,736
Lumen Technologies Inc (f)	31,500	148,680
Verizon Communications Inc	2,305,888	99,383,773
		537,141,730
Entertainment - 1.4%
Cinemark Holdings Inc (g)	44,400	1,137,084
Electronic Arts Inc	231,220	29,855,126
Eventbrite Inc Class A (f)	213,200	520,208
Liberty Media Corp-Liberty Formula One Class C (f)	36,700	3,538,981
Lions Gate Entertainment Corp Class B (f)	14,021	123,525
Live Nation Entertainment Inc (f)	74,200	10,637,312
Madison Square Garden Entertainment Corp Class A (f)	3,319	114,605
Madison Square Garden Sports Corp Class A (f)	790	160,915
Marcus Corp/The	55,919	1,025,554
Netflix Inc (f)	574,305	563,140,512
Playstudios Inc Class A (f)	14,967	24,396
ROBLOX Corp Class A (f)	31,200	1,985,568
Roku Inc Class A (f)	69,910	5,838,184
Skillz Inc Class A (f)	104	612
Spotify Technology SA (f)	48,483	29,478,149
Take-Two Interactive Software Inc (f)	21,476	4,552,482
TKO Group Holdings Inc Class A	15,708	2,366,253
Walt Disney Co/The	3,178,050	361,662,090
Warner Bros Discovery Inc (f)	428,942	4,915,675
Warner Music Group Corp Class A (g)	1,652,498	55,689,183
		1,076,766,414
Interactive Media & Services - 4.5%
Alphabet Inc Class A	4,973,991	846,971,187
Alphabet Inc Class C	5,927,599	1,020,851,101
Angi Inc Class A (f)(g)	6,331	10,636
Cars.com Inc (f)(g)	14,036	185,275
EverQuote Inc Class A (f)	220,133	5,917,175
Match Group Inc	78,200	2,479,722
MediaAlpha Inc Class A (f)	38,439	357,098
Meta Platforms Inc Class A	2,406,821	1,608,237,793
Nextdoor Holdings Inc Class A (f)	285,347	505,064
QuinStreet Inc (f)	467,113	9,146,073
Reddit Inc Class A	16,900	2,734,082
Shutterstock Inc (g)	6,988	150,172
TripAdvisor Inc Class A (f)	350,864	5,192,787
TrueCar Inc (f)	300	699
Yelp Inc Class A (f)(g)	259,866	8,916,002
ZipRecruiter Inc Class A (f)	763,214	4,273,998
ZoomInfo Technologies Inc (f)	99,367	1,158,619
		3,517,087,483
Media - 0.6%
Altice USA Inc Class A (f)	44,600	127,556
AMC Networks Inc Class A (f)	11,900	86,870
Charter Communications Inc Class A (f)	396,351	144,101,333
Comcast Corp Class A	4,181,196	150,021,312
Entravision Communications Corp Class A (g)	8,206	18,299
EW Scripps Co/The Class A (f)(g)	79,100	128,142
Fox Corp Class A	513,000	29,548,800
Fox Corp Class B	159,322	8,614,541
Gannett Co Inc (f)(g)	143,100	578,124
Gray Media Inc	15,378	57,821
Integral Ad Science Holding Corp (f)(g)	15,928	167,563
Interpublic Group of Cos Inc/The	373,300	10,228,420
John Wiley & Sons Inc Class A	1,000	39,880
Liberty Broadband Corp Class A (f)	33,900	2,763,867
Liberty Broadband Corp Class C (f)	4,757	391,311
New York Times Co/The Class A	576,674	27,732,253
News Corp Class A	241,056	6,899,023
News Corp Class B	12,026	388,199
Nexstar Media Group Inc	86,663	14,659,046
Omnicom Group Inc	378,553	31,329,046
Paramount Global Class B (g)	125,395	1,424,487
Scholastic Corp (g)	13,300	291,137
Sinclair Inc Class A	4,200	60,984
Sirius XM Holdings Inc (g)	292,200	7,068,318
TechTarget Inc/old	4,189	61,453
TEGNA Inc	597,614	10,876,575
Thryv Holdings Inc (f)(g)	18,844	324,871
Trade Desk Inc (The) Class A (f)	4,400	309,408
WideOpenWest Inc (f)	4,200	20,706
		448,319,345
Wireless Telecommunication Services - 0.3%
T-Mobile US Inc	864,530	233,155,096
Telephone and Data Systems Inc	36,500	1,317,650
United States Cellular Corp (f)	7,400	485,292
		234,958,038
TOTAL COMMUNICATION SERVICES		5,814,273,010

Consumer Discretionary - 8.9%
Automobile Components - 0.1%
Adient PLC (f)	657,649	10,410,584
American Axle & Manufacturing Holdings Inc (f)	3,942	19,552
BorgWarner Inc	975,188	29,031,347
Cooper-Standard Holdings Inc (f)	5,900	89,326
Dana Inc (g)	33,185	493,461
Dorman Products Inc (f)	6,286	826,358
Gentex Corp	406,926	9,896,440
Goodyear Tire & Rubber Co/The (f)(g)	669,300	6,324,885
Lear Corp	72,493	6,813,617
Modine Manufacturing Co (f)(g)	279,803	23,660,142
Motorcar Parts of America Inc (f)	3,415	36,882
Patrick Industries Inc	6,729	609,647
Phinia Inc	77,000	3,796,870
Stoneridge Inc (f)	27,600	155,112
Visteon Corp (f)	9,806	850,376
		93,014,599
Automobiles - 1.0%
Ford Motor Co	1,251,500	11,951,825
General Motors Co	1,063,861	52,267,491
Harley-Davidson Inc	358,600	9,237,535
Tesla Inc (f)	2,390,473	700,360,780
		773,817,631
Broadline Retail - 3.2%
Amazon.com Inc (f)	11,305,783	2,399,991,616
eBay Inc	881,796	57,087,473
Etsy Inc (f)	77,987	3,992,155
Kohl's Corp	232,700	2,655,107
Macy's Inc	481,838	6,914,375
Nordstrom Inc (g)	4,100	99,589
QVC Group Inc Class A (f)	49,800	16,618
		2,470,756,933
Distributors - 0.0%
Genuine Parts Co	5,800	724,304
LKQ Corp	724,302	30,558,301
Pool Corp (g)	89,172	30,942,684
		62,225,289
Diversified Consumer Services - 0.2%
ADT Inc	2,948,087	24,144,833
Adtalem Global Education Inc (f)	2,100	214,851
Bright Horizons Family Solutions Inc (f)	262,359	34,017,468
Chegg Inc (f)	45,900	50,030
Coursera Inc (f)	148,711	1,177,791
Duolingo Inc Class A (f)	11,856	3,699,902
Frontdoor Inc (f)	135,264	6,151,807
Grand Canyon Education Inc (f)	95,767	17,220,822
H&R Block Inc (g)	54,087	2,948,282
Laureate Education Inc (f)	290,303	5,788,642
Perdoceo Education Corp (g)	109,116	2,793,370
Service Corp International/US	298,247	24,158,007
Strategic Education Inc	1,874	150,913
Stride Inc (f)(g)	99,231	13,574,801
		136,091,519
Hotels, Restaurants & Leisure - 1.9%
Airbnb Inc Class A (f)	355,701	49,396,198
Aramark	1,766	65,430
Bloomin' Brands Inc (g)	16,000	150,080
Booking Holdings Inc	35,879	179,969,424
Brinker International Inc (f)	35,870	5,912,452
Caesars Entertainment Inc (f)	79,830	2,651,953
Carnival Corp (f)	102,022	2,441,386
Cava Group Inc (f)	14,200	1,349,426
Chipotle Mexican Grill Inc (f)	2,743,606	148,072,417
Churchill Downs Inc	125,483	14,869,736
Darden Restaurants Inc	34,300	6,875,778
Dine Brands Global Inc (g)	194,308	4,873,245
Domino's Pizza Inc	35,809	17,536,025
DoorDash Inc Class A (f)	86,000	17,065,840
DraftKings Inc Class A (f)	533,207	23,386,459
Dutch Bros Inc Class A (f)	53,777	4,256,987
Everi Holdings Inc (f)	13,633	187,726
Expedia Group Inc Class A	102,123	20,216,269
Hilton Worldwide Holdings Inc	690,958	183,076,233
Hyatt Hotels Corp Class A (g)	137,207	19,339,327
Krispy Kreme Inc (g)	421,038	2,614,646
Kura Sushi USA Inc Class A (f)	174,826	10,874,177
Las Vegas Sands Corp	465,294	20,803,295
Life Time Group Holdings Inc (f)	43,274	1,318,126
Lindblad Expeditions Holdings Inc (f)	617,234	6,894,504
Lucky Strike Entertainment Corp Class A (g)	569,818	6,085,656
Marriott International Inc/MD Class A1	252,901	70,926,085
McDonald's Corp	809,308	249,533,937
MGM Resorts International (f)	180,300	6,267,228
Norwegian Cruise Line Holdings Ltd (f)	306,710	6,968,451
Papa John's International Inc (g)	143,377	6,502,147
Planet Fitness Inc Class A (f)	44,019	4,073,958
PlayAGS Inc (f)	12,754	154,578
Potbelly Corp (f)	560,331	7,144,220
Red Robin Gourmet Burgers Inc (f)	15,581	87,721
Red Rock Resorts Inc Class A	26,100	1,304,217
Royal Caribbean Cruises Ltd	254,864	62,722,030
Rush Street Interactive Inc Class A (f)	160,893	1,876,012
Shake Shack Inc Class A (f)	29,710	3,226,506
Sportradar Holding AG Class A (f)(g)	217,809	4,706,852
Starbucks Corp	639,856	74,101,723
Sweetgreen Inc Class A (f)	210,661	4,794,644
Texas Roadhouse Inc	129,127	23,770,989
Travel + Leisure Co	9,298	519,014
United Parks & Resorts Inc (f)(g)	185,711	9,378,406
Vail Resorts Inc	76,138	12,105,181
Wingstop Inc	42,287	9,928,142
Wynn Resorts Ltd	134,948	12,053,555
Yum! Brands Inc	899,909	140,718,770
		1,463,147,161
Household Durables - 0.4%
Cavco Industries Inc (f)	13,728	7,200,748
Century Communities Inc	8,334	578,630
Champion Homes Inc (f)	167,666	17,185,765
Cricut Inc Class A (g)	4,300	23,220
DR Horton Inc	201,230	25,517,976
Gopro Inc Class A (f)	47,556	35,496
Hovnanian Enterprises Inc Class A (f)	400	40,684
Installed Building Products Inc (g)	41,183	7,058,766
Leggett & Platt Inc	202,472	1,856,668
Lennar Corp Class A	266,615	31,895,152
Lennar Corp Class B	400	46,280
LGI Homes Inc (f)	93,663	6,877,674
M/I Homes Inc (f)	26,677	3,124,677
Meritage Homes Corp	400	28,988
Mohawk Industries Inc (f)	47,943	5,637,617
Newell Brands Inc	409,852	2,631,250
NVR Inc (f)	6,360	46,081,889
PulteGroup Inc	320,113	33,061,271
SharkNinja Inc (f)	165,813	17,425,288
Somnigroup International Inc	43,510	2,779,419
Sonos Inc (f)	173,328	2,291,396
Taylor Morrison Home Corp (f)	78,686	4,850,205
Toll Brothers Inc	252,453	28,183,853
TopBuild Corp (f)	52,994	16,236,832
Traeger Inc (f)	465	1,079
Tri Pointe Homes Inc (f)	193,747	6,134,030
Universal Electronics Inc (f)	693	5,398
Whirlpool Corp (g)	76,277	7,764,236
		274,554,487
Leisure Products - 0.0%
Brunswick Corp/DE	144,950	8,820,208
Hasbro Inc	199,133	12,965,550
JAKKS Pacific Inc	1,899	51,424
Polaris Inc (g)	56,148	2,522,168
YETI Holdings Inc (f)(g)	70,666	2,518,536
		26,877,886
Specialty Retail - 1.8%
Abercrombie & Fitch Co Class A (f)	34,878	3,592,085
Academy Sports & Outdoors Inc	282,783	14,023,209
American Eagle Outfitters Inc	4,400	57,596
Asbury Automotive Group Inc (f)(g)	35,815	9,612,746
AutoNation Inc (f)	140,867	25,689,915
AutoZone Inc (f)	13,386	46,757,432
BARK Inc (f)	1,800	3,042
Bath & Body Works Inc	483,003	17,499,199
Best Buy Co Inc	218,900	19,681,299
Boot Barn Holdings Inc (f)(g)	27,322	3,345,032
Buckle Inc/The	48,128	1,927,526
Burlington Stores Inc (f)	585,476	145,976,732
CarMax Inc (f)	49,000	4,065,530
Carparts Com Inc (f)	83,211	80,665
Carvana Co Class A (f)	148,694	34,660,571
Cato Corp/The Class A	3,018	9,265
Chewy Inc Class A (f)	44,247	1,648,643
Dick's Sporting Goods Inc	80,754	18,177,725
Duluth Holdings Inc Class B (f)	257	707
Five Below Inc (f)	40,766	3,542,158
Foot Locker Inc (f)	101,155	1,752,005
Gap Inc/The	67,001	1,514,893
Genesco Inc (f)	65,444	2,393,287
Group 1 Automotive Inc (g)	32,863	15,103,178
GrowGeneration Corp (f)	1,076	1,227
Guess? Inc (g)	363,678	3,694,968
Home Depot Inc/The	724,170	287,205,823
J Jill Inc	777	18,415
Lands' End Inc (f)	300	3,534
Leslie's Inc (f)	11,500	11,960
Lithia Motors Inc Class A	73,252	25,230,919
LL Flooring Holdings Inc (f)(i)	7,900	0
Lowe's Cos Inc	1,294,835	321,947,775
MarineMax Inc (f)(g)	277,743	7,040,785
Monro Inc	52,499	935,007
Murphy USA Inc	86,889	40,771,794
National Vision Holdings Inc (f)	11,900	151,249
O'Reilly Automotive Inc (f)	62,907	86,411,571
ODP Corp/The (f)	66,070	1,028,049
Penske Automotive Group Inc	85,284	14,389,969
Petco Health & Wellness Co Inc Class A (f)	127,776	343,717
RealReal Inc/The (f)	11,800	80,476
Revolve Group Inc Class A (f)(g)	536,460	14,248,378
RH (f)	5,807	1,870,260
Ross Stores Inc	330,142	46,325,525
Sally Beauty Holdings Inc (f)	251,200	2,265,824
Signet Jewelers Ltd (g)	88,908	4,651,667
Sleep Number Corp (f)(g)	16,300	229,341
Sportsman's Warehouse Holdings Inc (f)	700,014	959,019
Stitch Fix Inc Class A (f)(g)	99,534	470,796
TJX Cos Inc/The	952,012	118,773,017
Tractor Supply Co	102,700	5,684,445
Ulta Beauty Inc (f)	41,712	15,281,608
Upbound Group Inc (g)	31,904	823,761
Urban Outfitters Inc (f)	15,554	905,087
Warby Parker Inc Class A (f)	331,492	8,197,797
Wayfair Inc Class A (f)(g)	31,120	1,230,796
Williams-Sonoma Inc	31,500	6,129,270
Winmark Corp	90	30,248
Zumiez Inc (f)(g)	43,308	617,572
		1,389,076,089
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd (f)	27,500	604,450
Crocs Inc (f)	194,296	19,346,053
Deckers Outdoor Corp (f)	153,037	21,327,236
G-III Apparel Group Ltd (f)(g)	60,087	1,626,555
Hanesbrands Inc (f)	79,800	481,194
Kontoor Brands Inc	88,585	5,761,568
Levi Strauss & Co Class A	10,800	194,076
Lululemon Athletica Inc (f)	92,326	33,755,309
Movado Group Inc	1,300	25,102
NIKE Inc Class B	405,550	32,212,837
PVH Corp	120,042	8,983,943
Ralph Lauren Corp Class A	89,027	24,138,781
Skechers USA Inc Class A (f)	227,326	13,864,613
Steven Madden Ltd	8,845	290,028
Tapestry Inc	557,911	47,656,758
		210,268,503
TOTAL CONSUMER DISCRETIONARY		6,899,830,097

Consumer Staples - 4.2%
Beverages - 1.3%
Boston Beer Co Inc/The Class A (f)	11,675	2,846,015
Brown-Forman Corp Class B (g)	343,191	11,363,054
Coca-Cola Co/The	4,811,594	342,633,609
Coca-Cola Consolidated Inc	15,089	21,382,924
Constellation Brands Inc Class A	89,366	15,683,733
Keurig Dr Pepper Inc	3,617,354	121,253,706
Molson Coors Beverage Co Class B	607,889	37,257,517
Monster Beverage Corp (f)	758,239	41,437,761
National Beverage Corp (g)	53,331	2,124,173
PepsiCo Inc	2,527,139	387,840,022
Primo Brands Corp Class A	515,159	17,355,707
Vita Coco Co Inc/The (f)	107,614	3,490,998
		1,004,669,219
Consumer Staples Distribution & Retail - 1.2%
Albertsons Cos Inc	751,109	15,803,333
Andersons Inc/The	2,500	106,950
BJ's Wholesale Club Holdings Inc (f)	407,991	41,313,169
Casey's General Stores Inc	22,163	9,180,136
Costco Wholesale Corp	329,923	345,960,558
Ingles Markets Inc Class A (g)	104,306	6,408,561
Kroger Co/The	1,118,400	72,494,688
Performance Food Group Co (f)	280,246	23,860,144
PriceSmart Inc	116,528	10,416,438
SpartanNash Co	8,402	169,636
Sprouts Farmers Market Inc (f)	45,447	6,744,335
Sysco Corp	548,525	41,435,579
Target Corp	171,756	21,338,965
United Natural Foods Inc (f)	139,561	4,436,644
US Foods Holding Corp (f)	466,271	33,422,305
Walgreens Boots Alliance Inc	129,100	1,378,788
Walmart Inc	3,332,503	328,618,121
Weis Markets Inc (g)	27,955	2,068,111
		965,156,461
Food Products - 0.4%
BRC Inc Class A (f)	300	774
Bunge Global SA	133,700	9,919,203
Cal-Maine Foods Inc	4,549	411,184
Calavo Growers Inc	4,878	111,804
Conagra Brands Inc	616,828	15,753,787
Darling Ingredients Inc (f)	65,882	2,377,681
Dole PLC (g)	322,876	4,723,676
Flowers Foods Inc (g)	295,161	5,531,317
Fresh Del Monte Produce Inc	15,324	467,229
Freshpet Inc (f)	183,290	19,617,529
General Mills Inc	601,335	36,452,928
Hain Celestial Group Inc (f)	3,800	13,604
Hormel Foods Corp	133,200	3,813,516
Ingredion Inc (g)	161,351	21,074,054
J & J Snack Foods Corp	300	39,432
JM Smucker Co	90,600	10,014,018
John B Sanfilippo & Son Inc	524	37,031
Kraft Heinz Co/The	544,330	16,716,374
Lamb Weston Holdings Inc	47,700	2,474,199
Lancaster Colony Corp	76,452	14,614,182
Lifeway Foods Inc (f)(g)	3,369	71,254
Limoneira Co	100	2,204
Mama's Creations Inc (f)(g)	803,846	4,915,518
McCormick & Co Inc/MD	52,900	4,370,069
Mission Produce Inc (f)	306	3,779
Mondelez International Inc	1,483,789	95,303,768
Seaboard Corp	48	134,501
Simply Good Foods Co/The (f)	187,700	7,085,675
The Campbell's Company	323,500	12,959,410
Tootsie Roll Industries Inc Class A	29,146	903,235
Tyson Foods Inc Class A	200,403	12,292,720
Vital Farms Inc (f)	31,333	1,037,436
WK Kellogg Co (g)	219,667	4,353,800
		307,596,891
Household Products - 0.7%
Central Garden & Pet Co Class A	28,807	906,844
Church & Dwight Co Inc	16,726	1,859,931
Clorox Co/The	143,774	22,484,816
Colgate-Palmolive Co	903,179	82,342,829
Energizer Holdings Inc	248,600	7,639,478
Kimberly-Clark Corp	497,160	70,601,692
Procter & Gamble Co/The	1,788,059	310,836,177
Reynolds Consumer Products Inc	16,300	399,024
Spectrum Brands Holdings Inc	64,271	4,977,146
WD-40 Co (g)	23,947	5,714,233
		507,762,170
Personal Care Products - 0.2%
BellRing Brands Inc (f)	377,091	27,633,228
Coty Inc Class A (f)	14,600	83,073
elf Beauty Inc (f)(g)	285,794	20,077,029
Estee Lauder Cos Inc/The Class A	147,038	10,573,503
Herbalife Ltd (f)(g)	169,634	1,407,962
Honest Co Inc/The (f)	2,442,095	13,187,313
Interparfums Inc (g)	66,876	9,290,414
Kenvue Inc	2,404,018	56,734,825
Medifast Inc (f)(g)	21,300	305,868
Nu Skin Enterprises Inc Class A	70,400	557,568
USANA Health Sciences Inc (f)	19,519	577,567
		140,428,350
Tobacco - 0.4%
Altria Group Inc	1,934,536	108,043,836
Philip Morris International Inc	1,407,003	218,479,426
Turning Point Brands Inc	23,057	1,620,907
		328,144,169
TOTAL CONSUMER STAPLES		3,253,757,260

Energy - 2.8%
Energy Equipment & Services - 0.2%
Aris Water Solutions Inc Class A	5,674	178,504
Baker Hughes Co Class A	3,060,887	136,484,952
Cactus Inc Class A	115,519	6,069,368
ChampionX Corp	3,702	110,320
Flowco Holdings Inc Class A	15,877	409,627
Halliburton Co	488,100	12,871,197
Liberty Energy Inc Class A (g)	47,273	816,405
NOV Inc (g)	59,920	894,006
Oceaneering International Inc (f)	28,136	621,524
Oil States International Inc (f)	109,100	593,504
Patterson-UTI Energy Inc	28,379	235,829
ProPetro Holding Corp (f)	1,600	13,504
Schlumberger NV	783,449	32,638,485
Solaris Energy Infrastructure Inc Class A (g)	243,287	8,308,251
TETRA Technologies Inc (f)(g)	52,400	198,596
Transocean Ltd (f)(g)	102,759	303,139
Weatherford International PLC	89,806	5,559,889
		206,307,100
Oil, Gas & Consumable Fuels - 2.6%
Antero Midstream Corp	228,299	3,869,668
Antero Resources Corp (f)	327,966	12,036,352
APA Corp	184,800	3,825,360
Berry Corp	36,100	146,927
California Resources Corp	41,103	1,834,016
Cheniere Energy Inc	184,524	42,174,805
Chevron Corp	1,375,877	218,241,610
Chord Energy Corp	20,510	2,344,293
Civitas Resources Inc (g)	75,181	2,882,440
Clean Energy Fuels Corp (f)(g)	261,709	533,886
CNX Resources Corp (f)	131,700	3,806,130
Comstock Resources Inc (f)(g)	40,300	724,594
ConocoPhillips	2,104,424	208,653,640
Coterra Energy Inc	473,900	12,790,561
Delek US Holdings Inc (g)	334,983	5,460,223
Devon Energy Corp	267,086	9,673,855
Diamondback Energy Inc	137,974	21,932,347
Dorian LPG Ltd (g)	64,032	1,303,692
DT Midstream Inc	171,653	16,494,137
EOG Resources Inc	1,199,469	152,260,595
Eqt Corp	486,844	23,451,275
Expand Energy Corp	80,138	7,924,045
Exxon Mobil Corp	6,368,376	708,991,300
FutureFuel Corp	34,700	156,844
Green Plains Inc (f)	35,000	205,450
Gulfport Energy Corp (f)	5,720	971,256
Hess Corp	91,465	13,622,797
HF Sinclair Corp	531,253	18,737,293
Kinder Morgan Inc	771,600	20,910,360
Kinetik Holdings Inc Class A	502	29,287
Magnolia Oil & Gas Corp Class A (g)	394,581	9,237,141
Marathon Petroleum Corp	250,060	37,554,011
Matador Resources Co (g)	552,595	28,922,822
Murphy Oil Corp	300,202	7,952,351
Navigator Holdings Ltd	123,048	1,867,869
New Fortress Energy Inc Class A (g)	764,321	7,643,210
NextDecade Corp (f)	3,000	24,660
Northern Oil & Gas Inc (g)	303,409	9,557,384
Occidental Petroleum Corp	300	14,652
Ovintiv Inc	403,725	17,545,889
Par Pacific Holdings Inc (f)	105,825	1,520,705
PBF Energy Inc Class A (g)	36,919	791,174
Permian Resources Corp Class A	1,275,807	17,976,121
Phillips 66	415,300	53,860,257
Plains GP Holdings LP Class A	62,456	1,349,050
Range Resources Corp	149,200	5,538,304
REX American Resources Corp (f)	33,114	1,278,863
SandRidge Energy Inc	500	5,849
Shell PLC ADR	620,561	41,863,045
Sitio Royalties Corp Class A	6,600	132,000
SM Energy Co	169,415	5,541,565
Targa Resources Corp	306,846	61,896,975
Texas Pacific Land Corp (g)	40,419	57,716,311
Valero Energy Corp	344,129	44,987,984
Williams Cos Inc/The	773,408	44,996,877
		1,975,764,107
TOTAL ENERGY		2,182,071,207

Financials - 13.5%
Banks - 3.8%
1st Source Corp	21,010	1,363,549
Amalgamated Financial Corp (g)	6,124	198,724
Ameris Bancorp	200	12,916
Associated Banc-Corp	255,305	6,344,329
Axos Financial Inc (f)	102,790	6,866,372
Banc of California Inc	226,707	3,371,133
Bancorp Inc/The (f)(g)	87,039	4,858,517
Bank of America Corp	11,969,451	551,791,691
Bank OZK (g)	75,662	3,632,533
Bank7 Corp (g)	3,615	149,010
BankUnited Inc (g)	232,035	8,719,875
Banner Corp	182,342	12,577,951
BOK Financial Corp	4,691	511,131
Brookline Bancorp Inc	971	11,458
Byline Bancorp Inc	600	17,124
Cadence Bank	249,936	8,287,878
Camden National Corp	6,790	298,624
Capitol Federal Financial Inc	45,315	268,265
Cathay General Bancorp	1,100	51,645
Citigroup Inc	2,652,404	212,059,700
Citizens Financial Group Inc	1,320,313	60,430,726
Coastal Financial Corp/WA Class A (f)	2,668	263,412
Comerica Inc	182,317	11,728,453
Commerce Bancshares Inc/MO	88,915	5,783,921
Community Trust Bancorp Inc	12,295	671,184
Connectone Bancorp Inc	35,680	910,910
CrossFirst Bankshares Inc (f)	10,331	165,193
Cullen/Frost Bankers Inc (g)	44,863	6,147,577
Customers Bancorp Inc (f)	10,500	567,000
Dime Community Bancshares Inc	4,690	145,390
East West Bancorp Inc	177,722	16,782,288
Enterprise Financial Services Corp	12,896	761,896
Esquire Financial Holdings Inc	11,475	884,952
FB Financial Corp	12,408	626,852
Fifth Third Bancorp	3,874,816	168,438,252
First Business Financial Services Inc	5,976	317,565
First Citizens BancShares Inc/NC Class A	8,998	18,428,444
First Commonwealth Financial Corp	500	8,219
First Financial Bankshares Inc (g)	80,911	3,047,108
First Hawaiian Inc	388,820	10,463,146
First Horizon Corp	973,813	20,975,932
First Interstate Bank of Calif	7,417	220,062
First of Long Island Corp/The	10,889	143,408
Flushing Financial Corp	41,269	591,385
FNB Corp/PA	313,995	4,659,686
Hancock Whitney Corp	79,463	4,539,721
Harborone Northeast Bancorp Inc	63,533	736,347
Heritage Commerce Corp	25,350	268,964
Hilltop Holdings Inc	5,742	183,687
Home BancShares Inc/AR	1,398	41,870
HomeStreet Inc (f)	2,203	22,118
HomeTrust Bancshares Inc	5,547	203,686
Hope Bancorp Inc	4,100	44,772
Horizon Bancorp Inc/IN (g)	13,660	232,766
Huntington Bancshares Inc/OH	1,848,231	30,440,365
Independent Bank Corp	34,161	2,342,078
Independent Bank Corp/MI	29,571	1,004,823
JPMorgan Chase & Co	2,432,739	643,824,376
Kearny Financial Corp/MD	165,054	1,153,727
KeyCorp	1,131,650	19,600,178
Live Oak Bancshares Inc	2,900	92,249
M&T Bank Corp	73,848	14,158,139
Mercantile Bank Corp	1,987	95,793
Metropolitan Bank Holding Corp (f)(g)	15,056	909,834
Midland States Bancorp Inc	9,557	185,215
MVB Financial Corp	3,997	73,905
NB Bancorp Inc (f)	57,846	1,117,585
Nicolet Bankshares Inc	11,116	1,332,475
Northfield Bancorp Inc	202,189	2,381,786
Northwest Bancshares Inc	6,224	78,547
OceanFirst Financial Corp	162,592	2,928,282
Old National Bancorp/IN (g)	670,247	15,918,366
Pacific Premier Bancorp Inc	1,044	24,941
Park National Corp	8,509	1,416,238
Pathward Financial Inc	79,448	6,158,014
Peoples Bancorp Inc/OH	4,251	136,032
Pinnacle Financial Partners Inc	96,754	11,055,112
PNC Financial Services Group Inc/The	127,100	24,393,032
Preferred Bank/Los Angeles CA (g)	21,920	1,945,400
Premier Financial Corp	19,659	551,238
Prosperity Bancshares Inc	62,360	4,786,754
Provident Financial Services Inc	31,432	573,634
RBB Bancorp	7,747	137,199
Regions Financial Corp	1,666,914	39,522,531
ServisFirst Bancshares Inc	9,074	829,364
Southside Bancshares Inc	368	11,315
SouthState Corp	4,447	448,258
Synovus Financial Corp (g)	50,900	2,640,692
Texas Capital Bancshares Inc (f)(g)	104,409	8,265,016
Tompkins Financial Corp	854	58,832
Truist Financial Corp	2,646,231	122,652,807
UMB Financial Corp	21,694	2,393,499
United Bankshares Inc/WV	20,612	744,918
Unity Bancorp Inc (g)	4,511	214,227
Univest Financial Corp	3,494	106,777
US Bancorp	947,144	44,421,054
Valley National Bancorp	347,271	3,417,147
Washington Trust Bancorp Inc	20,812	668,481
Webster Financial Corp (g)	235,674	13,273,160
Wells Fargo & Co	8,500,732	665,777,330
WesBanco Inc	7,844	275,089
Westamerica BanCorp	47,165	2,458,240
Western Alliance Bancorp	259,610	22,565,301
Wintrust Financial Corp	88,310	10,991,946
Zions Bancorp NA	336,547	18,187,000
		2,909,567,618
Capital Markets - 2.6%
Acadian Asset Management Inc	26,213	646,413
Affiliated Managers Group Inc	29,300	5,005,905
Ameriprise Financial Inc	166,909	89,680,206
Ares Management Corp Class A	209,913	35,882,528
Artisan Partners Asset Management Inc Class A (g)	123,553	5,216,408
Bank of New York Mellon Corp/The	1,092,347	97,164,266
BGC Group Inc Class A	1,444	14,295
Blackrock Inc	57,605	56,325,017
Blackstone Inc	200,246	32,271,645
Bridge Investment Group Holdings Inc Class A	4,076	42,757
Carlyle Group Inc/The	471,505	23,499,809
Cboe Global Markets Inc	200,322	42,227,878
Charles Schwab Corp/The	4,073,512	323,966,409
CME Group Inc Class A	227,739	57,793,326
Cohen & Steers Inc (g)	47,357	4,139,002
Diamond Hill Investment Group Inc	4,864	710,825
DigitalBridge Group Inc Class A	921,829	10,481,196
Donnelley Financial Solutions Inc (f)(g)	4,509	223,511
Evercore Inc Class A	124,726	30,158,747
FactSet Research Systems Inc	39,573	18,272,437
Federated Hermes Inc Class B	214,324	8,305,055
Forge Global Holdings Inc Class A (f)	6,688	6,687
Franklin Resources Inc	77,400	1,567,350
GCM Grosvenor Inc Class A (g)	3,500	49,420
Goldman Sachs Group Inc/The	428,579	266,700,426
Hamilton Lane Inc Class A (g)	71,645	11,199,546
Houlihan Lokey Inc Class A	153,068	26,534,338
Interactive Brokers Group Inc Class A	121,257	24,784,931
Intercontinental Exchange Inc	261,798	45,351,268
Invesco Ltd	1,004,391	17,466,359
Janus Henderson Group PLC	3,807	160,655
Jefferies Financial Group Inc	764,523	50,611,423
KKR & Co Inc Class A	784,996	106,437,608
Lazard Inc Class A (g)	199,323	9,996,048
LPL Financial Holdings Inc	41,660	15,486,688
MarketAxess Holdings Inc	138,479	26,697,366
Moelis & Co Class A	5,200	367,328
Moody's Corp	89,374	45,039,134
Morgan Stanley	1,017,962	135,500,922
Morningstar Inc	32,942	10,334,564
MSCI Inc	14,920	8,810,409
Nasdaq Inc	57,942	4,796,439
Northern Trust Corp	310,014	34,169,743
P10 Inc Class A (g)	511,638	6,533,617
Piper Sandler Cos	2,349	680,317
PJT Partners Inc Class A (g)	66,729	10,627,261
Raymond James Financial Inc	53,000	8,197,510
Robinhood Markets Inc Class A (f)	169,456	8,489,746
S&P Global Inc	137,348	73,308,122
SEI Investments Co	487,861	39,053,273
State Street Corp	719,180	71,364,231
StepStone Group Inc Class A	53,217	3,201,535
Stifel Financial Corp	130,236	13,829,761
T Rowe Price Group Inc	138,582	14,650,889
TPG Inc Class A (g)	319,081	17,600,508
Tradeweb Markets Inc Class A	148,579	20,113,139
Virtu Financial Inc Class A	497,778	18,198,764
		1,989,944,960
Consumer Finance - 0.6%
Ally Financial Inc	70,700	2,622,970
American Express Co	470,992	141,749,752
Atlanticus Holdings Corp (f)	685	37,627
Capital One Financial Corp	611,089	122,553,899
Discover Financial Services	255,517	49,874,363
Encore Capital Group Inc (f)(g)	220,155	8,303,146
Enova International Inc (f)	138,645	14,327,574
EZCORP Inc Class A (f)(g)	132,164	1,818,577
FirstCash Holdings Inc	46,140	5,180,599
Green Dot Corp Class A (f)	2,300	17,595
Lendingtree Inc (f)	218,254	8,815,279
Navient Corp (g)	431,000	6,167,610
Nelnet Inc Class A	2,300	281,497
OneMain Holdings Inc	329,804	17,723,667
Oportun Financial Corp (f)	840,980	5,937,319
PRA Group Inc (f)	42,526	890,069
PROG Holdings Inc	17,306	490,971
Regional Management Corp	2,803	94,041
SLM Corp (g)	1,130,398	34,126,716
SoFi Technologies Inc Class A (f)	11,700	169,299
Synchrony Financial	631,281	38,306,131
Upstart Holdings Inc (f)(g)	11,800	786,706
World Acceptance Corp (f)	400	53,936
		460,329,343
Financial Services - 4.2%
Affirm Holdings Inc Class A (f)	107,624	6,904,080
Apollo Global Management Inc	1,161,746	173,413,825
AvidXchange Holdings Inc (f)	457,200	3,474,720
Berkshire Hathaway Inc Class A (f)	8	6,200,000
Berkshire Hathaway Inc Class B (f)	1,339,237	688,140,148
Block Inc Class A (f)	1,115,937	72,870,686
Cannae Holdings Inc (g)	633,117	12,687,665
Compass Diversified Holdings	5,566	121,840
Corebridge Financial Inc	1,688,630	58,561,688
Corpay Inc (f)	465,913	171,013,367
Enact Holdings Inc	26,091	897,009
Equitable Holdings Inc	732,114	40,280,912
Essent Group Ltd	46,927	2,703,934
Euronet Worldwide Inc (f)	62,306	6,383,873
Federal Agricultural Mortgage Corp Class C	1,500	313,605
Fidelity National Information Services Inc	1,480,750	105,310,940
Fiserv Inc (f)	536,164	126,368,493
Flywire Corp (f)	36,713	418,528
Global Payments Inc	261,572	27,538,300
International Money Express Inc (f)	65,301	1,000,411
Jack Henry & Associates Inc	12,225	2,122,138
Mastercard Inc Class A	1,438,828	829,210,965
MGIC Investment Corp	346,600	8,529,826
NCR Atleos Corp (f)	463,013	13,168,090
NMI Holdings Inc (f)	8,021	292,285
Paymentus Holdings Inc Class A (f)	632	17,317
Payoneer Global Inc (f)	1,102,632	9,427,504
PayPal Holdings Inc (f)	837,697	59,518,372
Radian Group Inc (g)	551,319	18,143,908
Remitly Global Inc (f)	310,768	7,458,432
Rocket Cos Inc Class A (g)	1,100	15,400
Sezzle Inc (f)(g)	38,068	11,386,519
Shift4 Payments Inc Class A (f)(g)	142,307	14,052,816
Toast Inc Class A (f)	280,114	10,812,400
UWM Holdings Corp Class A	391,139	2,456,353
Velocity Financial Inc (f)	4,356	82,067
Visa Inc Class A	1,697,387	615,659,239
Voya Financial Inc	493,505	35,660,671
Walker & Dunlop Inc (g)	81,509	6,982,876
Waterstone Financial Inc	20,699	291,235
Western Union Co/The	200,000	2,166,000
WEX Inc (f)	376,735	59,185,069
		3,211,243,506
Insurance - 2.3%
AFLAC Inc	270,095	29,567,300
Allstate Corp/The	343,547	68,417,385
Ambac Financial Group Inc (f)	67,575	656,153
American Financial Group Inc/OH	265,285	33,500,190
American International Group Inc	1,242,472	103,050,628
Amerisafe Inc	79,802	4,106,611
Aon PLC	345,273	141,258,090
Arch Capital Group Ltd	172,109	15,990,647
Arthur J Gallagher & Co	467,621	157,934,317
Assurant Inc	18,062	3,754,909
Assured Guaranty Ltd (g)	183,869	16,057,280
Axis Capital Holdings Ltd	427,514	41,417,556
Baldwin Insurance Group Inc/The Class A (f)(g)	335,666	13,809,299
Chubb Ltd	797,754	227,742,812
Cincinnati Financial Corp	107,118	15,833,112
CNA Financial Corp (g)	147,983	7,246,728
CNO Financial Group Inc	17,978	749,503
Donegal Group Inc Class A	17,150	299,954
eHealth Inc (f)	3,000	26,429
Erie Indemnity Co Class A	60,881	26,061,330
Everest Group Ltd	111,330	39,323,983
Fidelity National Financial Inc/US	69,900	4,510,647
First American Financial Corp	25,363	1,666,095
Genworth Financial Inc Class A (f)	1,817,949	12,634,746
Globe Life Inc	189,218	24,112,050
Hanover Insurance Group Inc/The	87,357	14,896,989
Hartford Insurance Group Inc/The	835,511	98,824,241
HCI Group Inc (g)	14,485	1,907,095
Kemper Corp	209,432	14,153,415
Kinsale Capital Group Inc (g)	43,677	18,861,912
Lemonade Inc (f)(g)	400	14,539
Lincoln National Corp	96,700	3,771,300
Loews Corp	63,900	5,538,213
Markel Group Inc (f)	3,090	5,974,330
Marsh & McLennan Cos Inc	375,231	89,244,941
MBIA Inc (f)(g)	3,488	21,171
MetLife Inc	902,097	77,742,719
Old Republic International Corp	73,500	2,830,485
Oscar Health Inc Class A (f)	114,004	1,665,598
Palomar Hldgs Inc (f)	5,575	717,280
Primerica Inc	81,270	23,568,300
Principal Financial Group Inc	91,200	8,120,448
Progressive Corp/The	671,150	189,264,300
Prudential Financial Inc	263,904	30,375,350
Reinsurance Group of America Inc	63,035	12,776,564
RLI Corp (g)	246,764	18,776,273
Selective Insurance Group Inc	7,502	645,510
Selectquote Inc (f)	268,922	1,226,284
Stewart Information Services Corp	65,720	4,679,264
The Travelers Companies, Inc.	229,302	59,272,274
United Fire Group Inc	4,427	124,266
Universal Insurance Holdings Inc	24,862	551,439
Unum Group	444,250	36,557,333
W R Berkley Corp	256,900	16,205,252
White Mountains Insurance Group Ltd (g)	12,510	23,137,245
Willis Towers Watson PLC	56,199	19,087,990
		1,770,260,074
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
AG Mortgage Investment Trust Inc	50	379
AGNC Investment Corp	200	2,086
Angel Oak Mortgage REIT Inc	2,019	20,129
Annaly Capital Management Inc	674,667	14,815,687
Brightspire Capital Inc Class A	1,834	11,426
Chimera Investment Corp	15,200	216,296
Granite Point Mortgage Trust Inc	75,575	223,702
Kkr Real Estate Finance Trust Inc	33,800	374,842
Ladder Capital Corp Class A	42,400	503,288
Nexpoint Real Estate Finance Inc	400	6,580
Rithm Capital Corp	1,600	19,440
Rithm Property Trust Inc	6,075	20,048
Starwood Property Trust Inc	20,812	427,062
TPG RE Finance Trust Inc	32,632	281,614
		16,922,579
TOTAL FINANCIALS		10,358,268,080

Health Care - 9.5%
Biotechnology - 2.0%
4D Molecular Therapeutics Inc (f)(g)	13,493	61,123
AbbVie Inc	2,654,277	554,823,522
ACADIA Pharmaceuticals Inc (f)	197,376	3,868,570
Agios Pharmaceuticals Inc (f)	247,158	8,783,995
Akero Therapeutics Inc (f)	21,578	1,059,911
Alnylam Pharmaceuticals Inc (f)	41,985	10,359,799
Amgen Inc	231,223	71,230,557
Amicus Therapeutics Inc (f)(g)	274,923	2,609,019
AnaptysBio Inc (f)(g)	24,334	409,298
Anika Therapeutics Inc (f)	101	1,762
Apellis Pharmaceuticals Inc (f)	59,535	1,497,305
Arcturus Therapeutics Holdings Inc (f)	42,484	713,306
Arcus Biosciences Inc (f)	9,750	106,178
Ardelyx Inc (f)	139,400	747,184
Avidity Biosciences Inc (f)(g)	50,638	1,551,548
BioCryst Pharmaceuticals Inc (f)	243,006	2,092,282
Biogen Inc (f)	53,268	7,484,154
Blueprint Medicines Corp (f)(g)	43,014	4,153,862
Bridgebio Pharma Inc (f)	1,021	35,633
Candel Therapeutics Inc (f)(g)	531,400	4,769,315
CareDx Inc (f)(g)	238,555	5,283,993
Cargo Therapeutics Inc (f)(g)	68,800	258,688
Catalyst Pharmaceuticals Inc (f)	107,079	2,451,038
Celldex Therapeutics Inc (f)(g)	28,829	593,013
Cogent Biosciences Inc (f)	1,300	9,789
Corvus Pharmaceuticals Inc (f)	1,200	4,848
Crinetics Pharmaceuticals Inc (f)	260,162	9,308,596
Cytokinetics Inc (f)	159,242	7,325,132
Day One Biopharmaceuticals Inc (f)(g)	57,569	521,575
Denali Therapeutics Inc (f)(g)	64,950	1,075,572
Design Therapeutics Inc (f)(g)	5,242	25,476
Dynavax Technologies Corp (f)(g)	44,400	612,276
Dyne Therapeutics Inc (f)	25,146	342,237
Editas Medicine Inc (f)	500	960
Emergent BioSolutions Inc (f)(g)	8,227	61,538
Enanta Pharmaceuticals Inc (f)(g)	23,200	180,496
Exact Sciences Corp (f)(g)	380,586	18,043,582
Exelixis Inc (f)	322,200	12,465,918
Fate Therapeutics Inc (f)	24,318	27,236
Foghorn Therapeutics Inc (f)	65	315
Gilead Sciences Inc	1,509,068	172,501,564
Halozyme Therapeutics Inc (f)	198,311	11,730,096
Heron Therapeutics Inc (f)(g)	8,971	22,158
Ideaya Biosciences Inc (f)	107,678	2,214,936
Incyte Corp (f)	98,100	7,210,350
Insmed Inc (f)(g)	180,117	14,688,541
Intellia Therapeutics Inc (f)(g)	72,699	733,533
Ionis Pharmaceuticals Inc (f)(g)	91,886	3,049,696
Iovance Biotherapeutics Inc (f)(g)	130,027	550,664
Ironwood Pharmaceuticals Inc Class A (f)	12,900	20,769
iTeos Therapeutics Inc (f)	55,194	400,708
Janux Therapeutics Inc (f)	13,100	430,859
Kiniksa Pharmaceuticals International Plc Class A (f)	45,012	912,843
Kodiak Sciences Inc (f)	9,738	40,023
Kura Oncology Inc (f)(g)	19,465	150,075
Kymera Therapeutics Inc (f)(g)	12,385	388,270
Legend Biotech Corp ADR (f)	160,000	5,601,600
MannKind Corp (f)	18,900	100,926
Metsera Inc (g)	37,635	932,595
MiMedx Group Inc (f)	19,900	167,260
Mirum Pharmaceuticals Inc (f)	14,700	699,279
Moderna Inc (f)	99,302	3,074,390
MoonLake Immunotherapeutics Class A (f)(g)	39,000	1,628,640
Myriad Genetics Inc (f)	399,972	4,291,700
Natera Inc (f)	102,398	15,932,105
Neurocrine Biosciences Inc (f)	98,660	11,712,915
Novavax Inc (f)(g)	300	2,499
Nurix Therapeutics Inc (f)(g)	91,390	1,411,976
ORIC Pharmaceuticals Inc (f)	23,808	191,178
PMV Pharmaceuticals Inc (f)	13,600	18,632
PTC Therapeutics Inc (f)	46,384	2,563,180
Puma Biotechnology Inc (f)(g)	41,300	147,854
PureTech Health PLC (f)	4,142,528	7,514,098
RAPT Therapeutics Inc (f)	3,618	4,125
Recursion Pharmaceuticals Inc Class A (f)(g)	34,665	260,334
Regeneron Pharmaceuticals Inc	238,136	166,395,149
REGENXBIO Inc (f)(g)	15,085	99,108
Relay Therapeutics Inc (f)	64,723	220,705
Revolution Medicines Inc (f)	44,173	1,799,608
Sage Therapeutics Inc (f)	104,326	761,580
Sarepta Therapeutics Inc (f)	350,192	37,382,996
Scholar Rock Holding Corp (f)(g)	23,784	923,295
SpringWorks Therapeutics Inc (f)	222,344	12,842,589
Syndax Pharmaceuticals Inc (f)(g)	32,394	506,642
TG Therapeutics Inc (f)(g)	53,496	1,609,695
Travere Therapeutics Inc (f)	23,294	498,492
Twist Bioscience Corp (f)	2,488	96,584
Ultragenyx Pharmaceutical Inc (f)	361,634	15,521,331
United Therapeutics Corp (f)	159,570	51,070,379
Vanda Pharmaceuticals Inc (f)	162,624	774,090
Vaxcyte Inc (f)	55,750	4,070,865
Veracyte Inc (f)	231,988	8,063,903
Vericel Corp (f)	124,707	6,396,222
Vertex Pharmaceuticals Inc (f)	409,395	196,423,628
Verve Therapeutics Inc (f)(g)	33,096	209,498
Viking Therapeutics Inc (f)(g)	116,292	3,357,350
Vir Biotechnology Inc (f)(g)	21,713	182,172
Voyager Therapeutics Inc (f)	12,873	52,522
		1,515,509,375
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	1,141,955	157,601,210
ABIOMED Inc (f)(i)	14,700	31,752
Align Technology Inc (f)	12,733	2,381,453
AngioDynamics Inc (f)	44,469	413,117
Avanos Medical Inc (f)	17,100	257,355
Bausch + Lomb Corp (United States) (f)	252,846	4,045,536
Baxter International Inc	222,000	7,661,220
Becton Dickinson & Co	159,972	36,078,485
Beta Bionics Inc	18,694	392,013
Boston Scientific Corp (f)	2,181,194	226,386,126
Cerus Corp (f)	18,914	31,208
ClearPoint Neuro Inc (f)	686	9,961
Cooper Cos Inc/The (f)	296,261	26,776,069
DENTSPLY SIRONA Inc	19,800	327,690
Dexcom Inc (f)	65,500	5,788,235
Edwards Lifesciences Corp (f)	1,072,111	76,784,590
Embecta Corp	714,129	9,640,742
Enovis Corp (f)(g)	115,033	4,446,025
Envista Holdings Corp (f)	69,731	1,393,225
GE HealthCare Technologies Inc	184,168	16,087,075
Glaukos Corp (f)	28,000	3,360,560
Globus Medical Inc Class A (f)	187,614	15,069,156
Haemonetics Corp (f)(g)	154,924	10,147,522
Hologic Inc (f)	8,543	541,541
ICU Medical Inc (f)	21,000	3,072,930
IDEXX Laboratories Inc (f)	33,144	14,487,574
Inmode Ltd (f)(g)	199,694	3,738,272
Inspire Medical Systems Inc (f)(g)	37,980	7,048,708
Insulet Corp (f)	88,583	24,118,493
Integra LifeSciences Holdings Corp (f)(g)	221,942	5,151,274
Intuitive Surgical Inc (f)	306,052	175,413,704
iRadimed Corp	15,902	857,277
Lantheus Holdings Inc (f)	464,192	43,550,493
LeMaitre Vascular Inc	47,507	4,363,518
LivaNova PLC (f)	20,653	859,784
Masimo Corp (f)(g)	73,500	13,874,595
Medtronic PLC	2,425,294	223,175,554
Merit Medical Systems Inc (f)	67,258	6,863,006
Neogen Corp (f)(g)	603,020	6,060,351
Nevro Corp (f)	71,500	408,980
Novocure Ltd (f)	96,865	1,847,216
Omnicell Inc (f)	55,753	2,121,959
OraSure Technologies Inc (f)	35,436	123,317
OrthoPediatrics Corp (f)(g)	21,791	505,987
Penumbra Inc (f)	61,800	17,640,192
Pulmonx Corp (f)(g)	10,600	91,372
QuidelOrtho Corp (f)	22,700	907,773
ResMed Inc	81,197	18,961,123
RxSight Inc (f)	18,663	529,283
Sight Sciences Inc (f)	4,445	11,779
Solventum Corp	15,700	1,252,075
STERIS PLC	68,617	15,044,963
Stryker Corp	718,039	277,299,482
Surmodics Inc (f)	8,800	289,168
Tandem Diabetes Care Inc (f)(g)	81,314	1,800,292
Teleflex Inc	28,580	3,793,995
TransMedics Group Inc (f)(g)	27,436	2,093,916
Utah Medical Products Inc (g)	5,718	340,850
Varex Imaging Corp (f)	7,153	91,988
Zimmer Biomet Holdings Inc	240,972	25,138,199
Zimvie Inc (f)	8,005	106,226
		1,508,687,534
Health Care Providers & Services - 2.2%
Acadia Healthcare Co Inc (f)(g)	514,924	15,437,422
Accolade Inc (f)	3,900	27,183
Addus HomeCare Corp (f)	15,563	1,490,469
agilon health Inc (f)(g)	870,966	2,717,414
Alignment Healthcare Inc (f)	79,734	1,251,026
AMN Healthcare Services Inc (f)	10,345	261,935
BrightSpring Health Services Inc (f)	128,000	2,467,840
Brookdale Senior Living Inc (f)(g)	400	2,280
Cardinal Health Inc	344,248	44,573,231
Castle Biosciences Inc (f)	461,161	9,997,970
Cencora Inc	313,727	79,542,344
Centene Corp (f)	366,650	21,324,364
Chemed Corp	70,608	42,421,286
Cigna Group/The	288,176	89,003,158
Clover Health Investments Corp Class A (f)	49,256	195,546
CorVel Corp (f)	52,211	5,757,307
Cross Country Healthcare Inc (f)	5,788	99,322
CVS Health Corp	1,354,464	89,015,374
DaVita Inc (f)	138,103	20,422,672
Elevance Health Inc	129,535	51,409,851
Encompass Health Corp	252,205	25,255,809
Enhabit Inc (f)	150	1,255
Ensign Group Inc/The	22,801	2,944,749
GeneDx Holdings Corp Class A (f)	83,522	8,590,238
Guardant Health Inc (f)	37,789	1,607,922
HCA Healthcare Inc	288,734	88,439,224
HealthEquity Inc (f)	107,036	11,748,271
Henry Schein Inc (f)	38,300	2,764,111
Hims & Hers Health Inc Class A (f)(g)	44,966	2,027,517
Humana Inc	58,318	15,770,354
Labcorp Holdings Inc	29,200	7,330,368
LifeStance Health Group Inc (f)	315,300	2,456,187
McKesson Corp	240,400	153,918,504
Molina Healthcare Inc (f)	101,043	30,426,068
National Research Corp Class A	26,576	387,744
NeoGenomics Inc (f)	18,076	180,579
Option Care Health Inc (f)	4,300	144,050
Owens & Minor Inc (f)	42,900	410,982
Patterson Cos Inc (g)	106,528	3,317,282
Pediatrix Medical Group Inc (f)	445,097	6,574,083
Pennant Group Inc/The (f)	10,216	232,618
Privia Health Group Inc (f)(g)	239,847	5,988,980
Progyny Inc (f)	41,574	936,662
Quest Diagnostics Inc	154,678	26,743,826
RadNet Inc (f)	182,674	10,132,927
Select Medical Holdings Corp (g)	256,639	4,668,263
Surgery Partners Inc (f)	135,803	3,270,136
Tenet Healthcare Corp (f)	390,178	49,392,633
UnitedHealth Group Inc	1,432,362	680,314,656
Universal Health Services Inc Class B	299,222	52,438,656
		1,675,832,648
Health Care Technology - 0.0%
Doximity Inc Class A (f)	526,560	37,122,481
Health Catalyst Inc (f)	493,111	2,302,828
HealthStream Inc (g)	42,460	1,433,874
LifeMD Inc (f)(g)	27,400	144,124
OptimizeRx Corp (f)	740	3,833
Phreesia Inc (f)	108,017	2,866,771
Teladoc Health Inc (f)(g)	91,390	873,688
Veeva Systems Inc Class A (f)	41,085	9,208,792
Waystar Holding Corp (f)	185,009	8,042,341
		61,998,732
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (f)(g)	206,995	2,212,777
Agilent Technologies Inc	358,535	45,863,797
Avantor Inc (f)	835,685	13,955,940
Azenta Inc (f)(g)	227,779	9,935,720
Bio-Rad Laboratories Inc Class A (f)	37,628	9,977,440
Bio-Techne Corp	9,267	572,237
Bruker Corp	65,411	3,088,707
Charles River Laboratories International Inc (f)	18,286	3,022,859
ChromaDex Corp (f)(g)	129,500	730,380
CryoPort Inc (f)(g)	1,782	9,926
Danaher Corp	842,781	175,096,181
Fortrea Holdings Inc (f)	12,717	176,130
ICON PLC (f)	115,594	21,965,172
Illumina Inc (f)	90,850	8,062,029
IQVIA Holdings Inc (f)	13,465	2,542,192
Medpace Holdings Inc (f)	94,639	30,977,237
Mettler-Toledo International Inc (f)	18,155	23,106,232
QIAGEN NV (United States)	30,807	1,182,989
Quanterix Corp (f)(g)	1,640,261	12,449,581
Repligen Corp (f)	62,638	9,975,728
Seer Inc Class A (f)(g)	53,794	112,967
Sotera Health Co (f)(g)	322,735	4,024,505
Thermo Fisher Scientific Inc	700,868	370,731,138
Waters Corp (f)	5,698	2,150,083
West Pharmaceutical Services Inc	11,000	2,555,740
		754,477,687
Pharmaceuticals - 2.3%
Amneal Intermediate Inc Class A (f)	6,100	52,887
Amphastar Pharmaceuticals Inc (f)(g)	104,280	2,964,680
Arvinas Inc (f)	43,604	771,791
Atea Pharmaceuticals Inc (f)(g)	118,374	358,673
Axsome Therapeutics Inc (f)	1,533	195,519
Bristol-Myers Squibb Co	2,522,790	150,408,740
Corcept Therapeutics Inc (f)(g)	86,373	5,232,476
CorMedix Inc (f)(g)	2,902	30,065
Edgewise Therapeutics Inc (f)(g)	7,082	185,336
Elanco Animal Health Inc (f)	190,564	2,128,600
Eli Lilly & Co	782,308	720,216,214
Evolus Inc (f)	3,200	46,688
Fulcrum Therapeutics Inc (f)(g)	39,700	142,523
GSK PLC ADR	170,545	6,410,787
Haleon PLC ADR	1,801,962	18,343,973
Harmony Biosciences Holdings Inc (f)	23,609	799,165
Innoviva Inc (f)	600	10,752
Intra-Cellular Therapies Inc (f)	106,040	13,594,328
Jazz Pharmaceuticals PLC (f)	166,048	23,832,869
Johnson & Johnson	2,634,859	434,804,432
Merck & Co Inc	2,115,354	195,141,407
Novartis AG ADR	122,270	13,333,544
Nuvation Bio Inc Class A (f)(g)	42,169	83,073
Omeros Corp (f)(g)	1,679	14,120
Organon & Co (g)	176,000	2,624,160
Pacira BioSciences Inc (f)	10,986	264,213
Paratek Pharmaceuticals Inc/Old rights (f)(g)(i)	2,400	0
Pfizer Inc	3,253,108	85,979,644
Phathom Pharmaceuticals Inc (f)(g)	632,612	3,492,018
Phibro Animal Health Corp Class A	4,917	111,813
Prestige Consumer Healthcare Inc (f)	126,233	10,698,247
Roche Holding AG ADR	278,138	11,609,480
Royalty Pharma PLC Class A	406,725	13,682,229
Sanofi SA ADR	156,249	8,510,883
Structure Therapeutics Inc ADR (f)	48,409	1,149,714
Supernus Pharmaceuticals Inc (f)(g)	148,949	4,775,305
Third Harmonic Bio Inc (f)	8,400	28,980
Viatris Inc	3,248,576	29,984,356
Zoetis Inc Class A	320,784	53,647,916
		1,815,661,600
TOTAL HEALTH CARE		7,332,167,576

Industrials - 7.9%
Aerospace & Defense - 1.8%
Axon Enterprise Inc (f)	4,355	2,301,400
Boeing Co (f)	1,021,303	178,350,143
BWX Technologies Inc	29,989	3,117,956
Curtiss-Wright Corp	99,304	31,942,125
Ducommun Inc (f)	34,005	1,993,373
GE Aerospace	780,451	161,537,748
General Dynamics Corp	22,277	5,627,170
HEICO Corp Class A	107,343	22,881,234
Hexcel Corp	36,900	2,338,353
Howmet Aerospace Inc	1,212,024	165,562,478
Huntington Ingalls Industries Inc	87,695	15,397,488
Karman Holdings Inc (g)	18,374	579,516
Kratos Defense & Security Solutions Inc (f)	721,622	19,043,605
L3Harris Technologies Inc	228,144	47,022,760
Leonardo DRS Inc	13,228	402,793
Lockheed Martin Corp	236,752	106,625,998
Mercury Systems Inc (f)	298,286	13,246,881
Moog Inc Class A	31,547	5,378,448
Northrop Grumman Corp	259,623	119,878,324
Park Aerospace Corp	2,355	32,569
RTX Corp	1,251,079	166,380,996
Standardaero Inc (g)	178,460	5,037,926
Textron Inc	339,334	25,358,430
TransDigm Group Inc	142,279	194,523,849
Triumph Group Inc (f)	16,062	407,654
V2X Inc (f)	49,221	2,309,449
Woodward Inc (g)	105,452	19,929,901
		1,317,208,567
Air Freight & Logistics - 0.2%
Air Transport Services Group Inc (f)	4,851	108,323
CH Robinson Worldwide Inc	331,200	33,656,544
Expeditors International of Washington Inc	172,155	20,204,111
FedEx Corp	221,986	58,360,119
GXO Logistics Inc (f)(g)	455,809	17,967,991
Hub Group Inc Class A	10,174	418,151
United Parcel Service Inc Class B	294,827	35,093,258
		165,808,497
Building Products - 0.6%
A O Smith Corp	452,509	30,082,798
Advanced Drainage Systems Inc (g)	22,421	2,497,475
Allegion plc	209,314	26,940,805
Apogee Enterprises Inc	100	4,793
Armstrong World Industries Inc	118,192	18,161,383
AZEK Co Inc/The Class A (f)	353,143	16,544,750
Builders FirstSource Inc (f)	91,137	12,667,132
Carrier Global Corp	477,711	30,955,673
CSW Industrials Inc (g)	1,450	443,830
Fortune Brands Innovations Inc	98,887	6,399,967
Gibraltar Industries Inc (f)	63,225	4,154,515
Griffon Corp	37,794	2,734,018
Janus International Group Inc (f)(g)	469,496	3,798,223
Johnson Controls International plc	279,089	23,906,764
Lennox International Inc	10,836	6,512,978
Masco Corp	104,209	7,834,433
Masterbrand Inc (f)	9,200	128,707
Owens Corning	198,793	30,622,074
Tecnoglass Inc (g)	108,653	8,003,380
Trane Technologies PLC	593,023	209,752,235
Trex Co Inc (f)	199,620	12,314,558
UFP Industries Inc	18,400	1,968,800
Zurn Elkay Water Solutions Corp (g)	131,003	4,641,436
		461,070,727
Commercial Services & Supplies - 0.5%
ABM Industries Inc (g)	198,515	10,785,320
ACV Auctions Inc Class A (f)	710,100	11,404,206
Brady Corp Class A	3,300	239,151
BrightView Holdings Inc (f)	154,550	2,074,061
Brink's Co/The	127,742	12,012,858
Casella Waste Systems Inc Class A (f)	82,259	9,214,653
Cintas Corp	273,598	56,771,585
Clean Harbors Inc (f)	99,601	21,269,794
Copart Inc (f)	822,199	45,056,505
CoreCivic Inc (f)	999,343	18,747,675
Deluxe Corp (g)	215,300	3,543,838
Ennis Inc	45,938	973,886
Enviri Corp (f)	61,300	398,450
Healthcare Services Group Inc (f)	28,912	303,576
Interface Inc	599,186	12,121,533
Liquidity Services Inc (f)	289,148	9,680,675
MillerKnoll Inc (g)	384,213	8,260,580
MSA Safety Inc	69,277	11,340,645
OPENLANE Inc (f)(g)	515,700	11,500,110
Pursuit Attractions and Hospitality Inc (f)(g)	141,559	5,619,892
Republic Services Inc	81,683	19,360,505
Rollins Inc	499,316	26,159,165
Steelcase Inc Class A	6,600	80,255
Tetra Tech Inc	80,286	2,343,548
UniFirst Corp/MA	90,877	19,531,285
Veralto Corp	40,000	3,990,400
Vestis Corp	13,000	154,049
Waste Connections Inc (United States)	122,351	23,217,326
Waste Management Inc	106,600	24,814,348
		370,969,874
Construction & Engineering - 0.2%
AECOM	2,494	249,525
API Group Corp (f)	406,903	15,979,081
Argan Inc	23,530	3,067,606
Comfort Systems USA Inc	90,735	32,966,748
Dycom Industries Inc (f)	14,247	2,334,513
EMCOR Group Inc	91,573	37,445,115
Fluor Corp (f)	270,442	10,284,909
Great Lakes Dredge & Dock Corp (f)	400	3,396
IES Holdings Inc (f)(g)	14,831	2,644,812
MasTec Inc (f)	144,318	18,846,488
Primoris Services Corp	83,043	5,957,505
Quanta Services Inc	21,600	5,608,008
Sterling Infrastructure Inc (f)	142,322	18,104,782
Tutor Perini Corp (f)	17,156	504,215
WillScot Holdings Corp	903,597	29,773,521
		183,770,224
Electrical Equipment - 0.5%
Acuity Brands Inc	101,069	30,030,632
Allient Inc	500	12,440
AMETEK Inc	152,800	28,925,040
Atkore Inc	97,259	5,981,429
Bloom Energy Corp Class A (f)	10,200	245,004
Eaton Corp PLC	381,022	111,761,373
Emerson Electric Co	137,771	16,754,331
EnerSys	18,959	1,924,149
Fluence Energy Inc Class A (f)(g)	5,500	31,460
GE Vernova Inc	164,994	55,302,689
Generac Holdings Inc (f)	80,689	10,985,807
Hubbell Inc	67,582	25,112,795
Hyliion Holdings Corp Class A (f)(g)	5,600	9,464
NEXTracker Inc Class A (f)	35,216	1,550,208
NuScale Power Corp Class A (f)(g)	42,100	723,699
nVent Electric PLC	130,575	7,878,896
Powell Industries Inc (g)	15,342	2,603,691
Power Solutions International Inc (f)	213,729	7,132,137
Regal Rexnord Corp	64,930	8,401,942
Rockwell Automation Inc	123,901	35,578,172
Sensata Technologies Holding PLC	9,753	281,374
Shoals Technologies Group Inc (f)	44,500	134,835
Vertiv Holdings Co Class A	74,585	7,098,254
		358,459,821
Ground Transportation - 0.8%
ArcBest Corp (g)	121,093	9,538,496
Covenant Logistics Group Inc Class A	7,308	183,942
CSX Corp	5,672,369	181,572,532
Heartland Express Inc	1,200	12,384
JB Hunt Transport Services Inc	1,000	161,190
Knight-Swift Transportation Holdings Inc	459,865	23,195,591
Landstar System Inc	62,666	9,951,361
Lyft Inc Class A (f)	311,617	4,156,971
Marten Transport Ltd	7,221	106,293
Norfolk Southern Corp	256,456	63,024,062
Old Dominion Freight Line Inc	331,924	58,584,586
Saia Inc (f)(g)	73,130	29,942,347
U-Haul Holding Co (f)(g)	5,000	346,250
U-Haul Holding Co Class N (g)	60,900	3,748,395
Uber Technologies Inc (f)	1,790,700	136,111,107
Union Pacific Corp	349,554	86,231,476
XPO Inc (f)	279,342	34,347,892
		641,214,875
Industrial Conglomerates - 0.5%
3M Co	1,088,243	168,808,254
Honeywell International Inc	1,124,017	239,291,979
		408,100,233
Machinery - 1.9%
AGCO Corp	193,500	18,763,695
Albany International Corp Class A	200	15,314
Allison Transmission Holdings Inc	353,630	35,981,853
Atmus Filtration Technologies Inc	41,400	1,647,720
Blue Bird Corp (f)(g)	20,574	722,970
Caterpillar Inc	297,874	102,453,762
Chart Industries Inc (f)	140,111	26,698,151
CNH Industrial NV Class A (g)	2,488,239	32,048,518
Columbus McKinnon Corp/NY	300	5,229
Commercial Vehicle Group Inc (f)	3,400	7,072
Crane Co (g)	4,954	807,452
Cummins Inc	255,904	94,218,735
Deere & Co	233,810	112,413,510
Donaldson Co Inc	369,056	25,498,079
Dover Corp	237,500	47,207,875
Energy Recovery Inc (f)(g)	19,223	287,576
Enerpac Tool Group Corp Class A (g)	4,900	226,723
Esab Corp (g)	204,661	25,644,023
Federal Signal Corp	121,863	9,905,025
Flowserve Corp	223,073	12,277,938
Fortive Corp	645,387	51,334,082
Franklin Electric Co Inc	1,300	132,795
Gates Industrial Corp PLC (f)	1,201,744	26,005,740
Gorman-Rupp Co/The	700	26,698
Graco Inc (g)	395,404	34,427,826
Greenbrier Cos Inc/The	8,911	500,798
Hyster-Yale Inc Class A	2,500	127,050
IDEX Corp	194,039	37,707,599
Illinois Tool Works Inc	165,306	43,637,478
Ingersoll Rand Inc	1,616,275	137,027,796
ITT Inc	127,512	18,009,795
JBT Marel Corp (g)	170,592	22,518,144
Kennametal Inc	51,955	1,149,764
Lincoln Electric Holdings Inc	100,177	20,705,584
Manitowoc Co Inc/The (f)	53,312	551,779
Middleby Corp/The (f)	155,307	25,689,331
Miller Industries Inc/TN	90,398	5,235,852
Mueller Industries Inc (g)	205,574	16,482,923
Mueller Water Products Inc Class A1	125,135	3,223,478
Nordson Corp	29,000	6,098,410
Oshkosh Corp	344,097	35,201,123
Otis Worldwide Corp	984,420	98,225,428
PACCAR Inc	367,741	39,436,545
Parker-Hannifin Corp	94,157	62,944,896
Pentair PLC	178,955	16,857,561
RBC Bearings Inc (f)	45,039	16,178,009
REV Group Inc (g)	92,762	2,829,241
Shyft Group Inc/The	28,052	281,081
Snap-on Inc	139,482	47,587,074
SPX Technologies Inc (f)	13,880	2,021,622
Standex International Corp (g)	20,363	3,787,111
Stanley Black & Decker Inc (g)	661,556	57,244,441
Taylor Devices Inc (f)	200	6,714
Tennant CO	2,400	207,744
Timken Co/The (g)	52,160	4,224,960
Toro Co/The	120,398	9,657,124
Trinity Industries Inc	9,192	285,779
Wabash National Corp	90,700	1,062,097
Watts Water Technologies Inc Class A (g)	26,471	5,680,147
Westinghouse Air Brake Technologies Corp	45,206	8,379,384
Xylem Inc/NY	113,506	14,856,800
		1,424,379,023
Marine Transportation - 0.0%
Kirby Corp (f)	5,361	558,723
Passenger Airlines - 0.1%
Alaska Air Group Inc (f)	6,286	454,352
American Airlines Group Inc (f)(g)	19,440	278,963
Delta Air Lines Inc	843,874	50,733,705
JetBlue Airways Corp (f)	62,873	409,932
SkyWest Inc (f)	37,871	3,745,821
Southwest Airlines Co	181,900	5,649,814
United Airlines Holdings Inc (f)	418,816	39,289,129
		100,561,716
Professional Services - 0.5%
Alight Inc Class A (g)	1,183,144	8,080,874
Automatic Data Processing Inc	24,667	7,774,545
Booz Allen Hamilton Holding Corp Class A	129,014	13,683,225
Broadridge Financial Solutions Inc	5,384	1,298,728
CACI International Inc (f)	95,490	31,974,827
CSG Systems International Inc	144,500	9,291,350
Dun & Bradstreet Holdings Inc	1,053,517	9,555,399
Equifax Inc	103,636	25,411,547
ExlService Holdings Inc (f)	568,009	27,520,036
Exponent Inc	89,671	7,591,547
Forrester Research Inc (f)	172,011	1,905,882
Franklin Covey Co (f)(g)	19,683	629,462
Genpact Ltd (g)	371,342	19,762,821
IBEX Holdings Ltd (f)	11,697	296,051
ICF International Inc	20,883	1,655,187
Innodata Inc (f)(g)	8,000	421,760
Insperity Inc (g)	92,670	8,152,180
Jacobs Solutions Inc	2,500	320,275
KBR Inc	225,299	11,046,410
Kelly Services Inc Class A	7,162	96,472
Kforce Inc (g)	30,910	1,549,209
Legalzoom.com Inc (f)	5,300	53,848
Leidos Holdings Inc	134,342	17,460,430
ManpowerGroup Inc	299,365	17,252,405
Maximus Inc	10,078	657,086
Parsons Corp (f)	47,134	2,744,141
Paycom Software Inc	86,016	18,877,932
Paylocity Holding Corp (f)	273,632	55,900,281
Planet Labs PBC Class A (f)	600	2,771
Robert Half Inc (g)	406,040	23,992,904
Science Applications International Corp	7,021	693,605
SS&C Technologies Holdings Inc	165,763	14,761,195
TransUnion	160,197	14,807,009
TriNet Group Inc (g)	14,436	1,064,078
TrueBlue Inc (f)	26,766	168,090
TTEC Holdings Inc	7,904	26,716
UL Solutions Inc Class A	1,600	85,104
Upwork Inc (f)(g)	326,710	5,204,490
Verisk Analytics Inc	71,110	21,113,270
Verra Mobility Corp Class A (f)(g)	353,025	8,080,742
Willdan Group Inc (f)	12,142	397,043
		391,360,927
Trading Companies & Distributors - 0.3%
Air Lease Corp Class A (g)	4,564	218,707
Alta Equipment Group Inc Class A (g)	341,711	1,872,576
Applied Industrial Technologies Inc	115,027	28,823,466
BlueLinx Holdings Inc (f)	20,524	1,628,990
Boise Cascade Co	37,294	3,865,896
Core & Main Inc Class A (f)	205,620	10,488,676
Custom Truck One Source Inc Class A (f)(g)	896,789	3,972,775
DNOW Inc (f)	194,171	3,102,853
DXP Enterprises Inc/TX (f)	1,113	100,693
Fastenal Co	348,543	26,395,161
Ferguson Enterprises Inc	41,900	7,437,250
FTAI Aviation Ltd	20,431	2,629,674
Global Industrial Co	3,299	77,362
GMS Inc (f)(g)	144,704	11,519,885
Herc Holdings Inc (g)	17,182	2,465,273
Hudson Technologies Inc (f)	90,945	523,843
McGrath RentCorp	182,798	22,301,356
Mrc Global Inc (f)	38,272	465,770
MSC Industrial Direct Co Inc Class A (g)	79,361	6,377,450
Rush Enterprises Inc Class A	2,089	121,830
SiteOne Landscape Supply Inc (f)(g)	133,273	16,833,713
United Rentals Inc	88,737	56,997,550
Watsco Inc (g)	56,642	28,566,260
Wesco International Inc	94,178	16,996,304
WW Grainger Inc	8,865	9,053,027
		262,836,340
TOTAL INDUSTRIALS		6,086,299,547

Information Technology - 20.9%
Communications Equipment - 0.7%
ADTRAN Holdings Inc (f)	64,445	681,184
Applied Optoelectronics Inc (f)(g)	109,174	2,386,544
Arista Networks Inc	747,767	69,579,719
Calix Inc (f)	190,085	7,036,947
Ciena Corp (f)	147,331	11,723,128
Cisco Systems Inc	4,972,771	318,804,349
Extreme Networks Inc (f)	1,600	24,719
F5 Inc (f)	107,804	31,525,124
Harmonic Inc (f)	5,900	60,828
Juniper Networks Inc	647,634	23,444,351
KVH Industries Inc (f)	1,756	10,236
Lumentum Holdings Inc (f)	154,396	10,858,671
Motorola Solutions Inc	95,994	42,258,479
Netgear Inc (f)	250,762	6,595,041
NetScout Systems Inc (f)	141,685	3,186,496
		528,175,816
Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp Class A	1,134,461	75,555,103
Arlo Technologies Inc (f)	1,864	26,804
Arrow Electronics Inc (f)	99,200	10,720,544
Avnet Inc (g)	320,938	16,220,207
Badger Meter Inc (g)	58,289	12,259,925
Bel Fuse Inc Class B (g)	160,541	13,470,995
Belden Inc	66,920	7,363,208
Benchmark Electronics Inc	17,100	683,316
CDW Corp/DE	130,700	23,290,740
Cognex Corp (g)	510,321	16,738,529
Coherent Corp (f)	223,180	16,780,904
Corning Inc	93,363	4,682,154
Daktronics Inc (f)	5,200	79,352
ePlus Inc (f)(g)	108,614	6,992,569
Flex Ltd (f)	906,035	34,329,666
Identiv Inc (f)	666,297	2,445,310
Insight Enterprises Inc (f)(g)	31,078	4,782,283
IPG Photonics Corp (f)(g)	48,467	2,820,295
Itron Inc (f)	1,906	207,544
Jabil Inc	136,936	21,214,125
Keysight Technologies Inc (f)	291,296	46,470,451
Kimball Electronics Inc (f)	397	7,153
M-Tron Industries Inc (f)	400	15,824
Methode Electronics Inc	64,298	700,848
Mirion Technologies Inc Class A (f)	246,707	3,831,360
Napco Security Technologies Inc	65,176	1,600,723
Ouster Inc Class A (f)	8,700	71,775
PC Connection Inc	26,132	1,667,222
Plexus Corp (f)	12,186	1,619,763
Sanmina Corp (f)	137,893	11,296,195
TD SYNNEX Corp	330,715	45,470,005
Teledyne Technologies Inc (f)	78,176	40,262,204
Trimble Inc (f)	100	7,198
TTM Technologies Inc (f)	716,392	17,272,211
Vishay Precision Group Inc (f)	395,926	9,320,098
Vontier Corp	242,593	9,060,849
Zebra Technologies Corp Class A (f)	161,245	50,800,237
		510,137,689
IT Services - 0.4%
Amdocs Ltd	335,832	29,301,342
ASGN Inc (f)(g)	79,187	5,335,620
Cognizant Technology Solutions Corp Class A	1,004,996	83,746,317
Couchbase Inc (f)(g)	151,584	2,675,458
DXC Technology Co (f)	217,049	3,987,190
EPAM Systems Inc (f)	53,969	11,125,170
Gartner Inc (f)	101,065	50,362,711
Globant SA (f)(g)	79,531	11,971,801
GoDaddy Inc Class A (f)	49,027	8,800,347
Hackett Group Inc/The	44,469	1,350,968
IBM Corporation	373,149	94,197,734
Kyndryl Holdings Inc (f)	54,000	2,056,320
MongoDB Inc Class A (f)	108,157	28,924,427
TSS Inc/MD (f)(g)	11,700	127,412
Unisys Corp (f)	17,200	74,131
VeriSign Inc (f)	31,084	7,394,262
		341,431,210
Semiconductors & Semiconductor Equipment - 7.3%
ACM Research Inc Class A (f)	9,940	257,844
Advanced Micro Devices Inc (f)	322,486	32,203,452
Ambarella Inc (f)	115,740	7,109,908
Amkor Technology Inc	361,721	7,632,313
Analog Devices Inc	729,674	167,868,800
Applied Materials Inc	649,408	102,651,923
Astera Labs Inc (f)(g)	29,242	2,174,143
Axcelis Technologies Inc (f)(g)	67,872	3,718,707
AXT Inc (f)	3,100	4,960
Broadcom Inc	4,389,768	875,451,432
Cirrus Logic Inc (f)	161,275	16,806,468
Credo Technology Group Holding Ltd (f)	27,724	1,529,810
Diodes Inc (f)	83,900	4,142,982
Enphase Energy Inc (f)	95,253	5,460,854
Entegris Inc	143,375	14,512,418
Everspin Technologies Inc (f)(g)	15,000	84,600
First Solar Inc (f)	137,786	18,763,697
FormFactor Inc (f)(g)	365,988	12,187,400
Intel Corp	2,350,644	55,780,782
inTEST Corp (f)	2,787	23,271
KLA Corp	102,239	72,471,093
Lam Research Corp	716,591	54,991,193
Lattice Semiconductor Corp (f)(g)	266,681	16,624,894
MACOM Technology Solutions Holdings Inc (f)	126,865	14,673,206
Marvell Technology Inc	221,700	20,356,494
Maxeon Solar Technologies Ltd (f)(g)	232	998
MaxLinear Inc Class A (f)	24,283	354,775
Microchip Technology Inc	1,380,874	81,278,244
Micron Technology Inc	1,785,126	167,141,347
MKS Instruments Inc	122,564	11,253,826
Monolithic Power Systems Inc	26,159	15,983,411
NVE Corp (g)	8,550	588,582
NVIDIA Corp	26,335,767	3,289,864,014
ON Semiconductor Corp (f)	17,400	818,670
Onto Innovation Inc (f)	22,122	3,222,291
PDF Solutions Inc (f)	2,700	60,804
Photronics Inc (f)(g)	128,407	2,676,002
Power Integrations Inc (g)	187,968	11,428,454
Qorvo Inc (f)	200	14,538
QUALCOMM Inc	1,261,742	198,307,990
Rambus Inc (f)(g)	30,122	1,683,519
Rigetti Computing Inc Class A (f)(g)	20,852	176,408
Semtech Corp (f)	25,002	954,826
Silicon Laboratories Inc (f)(g)	87,352	12,255,486
SiTime Corp (f)	16,361	2,538,409
SkyWater Technology Inc (f)(g)	12,000	111,960
Skyworks Solutions Inc	194,080	12,937,373
Synaptics Inc (f)	66,172	4,376,616
Texas Instruments Inc	1,104,283	216,428,425
Ultra Clean Holdings Inc (f)	8,800	216,480
Wolfspeed Inc (f)(g)	67,443	389,821
		5,542,545,913
Software - 7.1%
8x8 Inc (f)(g)	45,665	114,163
ACI Worldwide Inc (f)	455,360	26,114,896
Adobe Inc (f)	376,765	165,234,058
Alarm.com Holdings Inc (f)	8,095	470,239
Asana Inc Class A (f)(g)	36,892	710,171
Atlassian Corp Class A (f)	60,766	17,273,343
Aurora Innovation Inc Class A (f)(g)	74,100	538,707
Autodesk Inc (f)	185,029	50,736,802
AvePoint Inc Class A (f)	100	1,493
Bentley Systems Inc Class B	3,108	136,441
Box Inc Class A (f)	35,119	1,148,391
Braze Inc Class A (f)(g)	41,734	1,543,323
C3.ai Inc Class A (f)(g)	12,490	292,891
Cadence Design Systems Inc (f)	355,985	89,174,243
Ccc Intelligent Solutions Holdings Inc Class A (f)	1,021,747	10,411,602
Cerence Inc (f)(g)	12,800	146,048
Clear Secure Inc Class A (g)	163,059	3,866,129
Clearwater Analytics Holdings Inc Class A (f)(g)	358,838	11,159,862
Commvault Systems Inc (f)	107,378	18,314,392
Confluent Inc Class A (f)	575,470	18,265,418
Consensus Cloud Solutions Inc (f)	20,040	524,447
Crowdstrike Holdings Inc Class A (f)	88,865	34,627,136
CyberArk Software Ltd (f)	36,180	13,164,093
Digital Turbine Inc (f)	3,330	11,422
Dolby Laboratories Inc Class A	116,536	9,510,503
Domo Inc Class B (f)	413,918	3,145,777
DoubleVerify Holdings Inc (f)	83,529	1,161,053
Dropbox Inc Class A (f)	324,910	8,441,162
Dynatrace Inc (f)	460,074	26,339,237
Elastic NV (f)	49,854	5,801,011
Fair Isaac Corp (f)	16,111	30,390,985
Five9 Inc (f)	134,595	4,872,339
Fortinet Inc (f)	596,063	64,380,765
Freshworks Inc Class A (f)	91,110	1,554,337
Gen Digital Inc	2,475,870	67,665,527
Gitlab Inc Class A (f)	185,927	11,194,665
Guidewire Software Inc (f)	8,550	1,721,286
HubSpot Inc (f)	43,619	31,579,720
I3 Verticals Inc Class A (f)	387,747	10,054,280
Informatica Inc Class A (f)	69,146	1,324,837
Intuit Inc	197,428	121,189,204
Jamf Holding Corp (f)	100	1,367
Klaviyo Inc Class A (f)	24,000	943,680
LiveRamp Holdings Inc (f)	73,892	2,207,893
Manhattan Associates Inc (f)	191,411	33,856,778
Microsoft Corp	8,316,673	3,301,636,014
Monday.com Ltd (f)	28,333	8,408,384
N-able Inc/US (f)	48,700	488,461
NCR Voyix Corp (f)(g)	284,958	3,214,326
Ooma Inc (f)	22,185	319,020
Oracle Corp	2,161,360	358,915,442
Pagaya Technologies Ltd Class A (f)(g)	219,545	2,816,762
Palantir Technologies Inc Class A (f)	1,030,779	87,533,753
Palo Alto Networks Inc (f)	337,632	64,295,262
Pegasystems Inc	13,426	1,054,075
Porch Group Inc (f)(g)	1,312,823	9,176,633
Procore Technologies Inc (f)	161,100	12,319,317
PROS Holdings Inc (f)	8,484	205,143
Q2 Holdings Inc (f)	6,031	526,928
Qualys Inc (f)	92,529	12,163,862
Rapid7 Inc (f)	39,409	1,146,408
Rimini Street Inc (f)(g)	256,060	909,013
RingCentral Inc Class A (f)	126,033	3,585,639
Roper Technologies Inc	134,611	78,680,130
SailPoint Inc (g)	380,786	9,138,864
Salesforce Inc	1,214,693	361,796,310
SEMrush Holdings Inc Class A (f)	600	6,599
SentinelOne Inc Class A (f)	24,583	507,147
Servicenow Inc (f)	143,308	133,242,046
ServiceTitan Inc Class A (f)(g)	2,245	213,140
SoundThinking Inc (f)(g)	4,240	69,663
Synopsys Inc (f)	107,611	49,208,358
Tenable Holdings Inc (f)	99,101	3,779,712
Tyler Technologies Inc (f)	47,776	29,068,352
UiPath Inc Class A (f)	300,726	3,698,930
Unity Software Inc (f)(g)	91,719	2,351,675
Upland Software Inc (f)	20,503	65,200
Varonis Systems Inc (f)(g)	84,526	3,632,082
Verint Systems Inc (f)	25,489	575,287
Weave Communications Inc (f)	7,300	91,980
Workday Inc Class A (f)	133,046	35,036,334
Workiva Inc Class A (f)	44,994	3,937,875
Xperi Inc (f)	58,500	494,910
Yext Inc (f)(g)	49,700	337,960
Zeta Global Holdings Corp Class A (f)(g)	327,345	5,633,607
Zscaler Inc (f)	80,771	15,849,693
		5,507,446,412
Technology Hardware, Storage & Peripherals - 4.7%
Apple Inc	14,116,999	3,414,055,038
Dell Technologies Inc Class C	257,311	26,441,278
Diebold Nixdorf Inc (f)(g)	231,881	10,256,097
Hewlett Packard Enterprise Co	1,254,400	24,849,664
HP Inc	988,900	30,527,343
Immersion Corp (g)	6,320	50,812
IonQ Inc (f)(g)	59,099	1,452,062
NetApp Inc	164,190	16,387,804
Pure Storage Inc Class A (f)	677,595	35,553,410
Sandisk Corp/DE (g)	127,446	5,970,845
Seagate Technology Holdings PLC	88,572	9,026,373
Super Micro Computer Inc (f)	407,478	16,894,038
Western Digital Corp (f)	1,430,350	69,987,026
Xerox Holdings Corp (g)	207,500	1,375,725
		3,662,827,515
TOTAL INFORMATION TECHNOLOGY		16,092,564,555

Materials - 1.7%
Chemicals - 1.0%
Air Products and Chemicals Inc	18,070	5,712,831
Alto Ingredients Inc (f)	59,978	96,564
American Vanguard Corp	34,203	175,803
Avient Corp	431,935	18,473,860
Axalta Coating Systems Ltd (f)	143,354	5,190,848
Balchem Corp	69,092	12,024,081
Cabot Corp	55,734	4,793,124
Celanese Corp (g)	82,089	4,181,614
CF Industries Holdings Inc	198,884	16,113,582
Chemours Co/The	60,671	907,031
Corteva Inc	271,927	17,125,962
DuPont de Nemours Inc	250,831	20,510,451
Eastman Chemical Co	126,962	12,423,232
Ecolab Inc	185,118	49,798,593
Element Solutions Inc	307,524	8,029,452
FMC Corp	123,005	4,538,885
Huntsman Corp	386,613	6,545,358
Ingevity Corp (f)	117,992	5,623,499
Innospec Inc	41,545	4,296,168
International Flavors & Fragrances Inc	154,333	12,625,983
Intrepid Potash Inc (f)	8,579	223,826
Koppers Holdings Inc	1,950	56,764
Linde PLC	743,480	347,242,334
LSB Industries Inc (f)(g)	1,000	7,329
LyondellBasell Industries NV Class A1	60,300	4,632,849
Mativ Holdings Inc	37,400	252,824
Minerals Technologies Inc	94,098	6,468,297
Mosaic Co/The	941,875	22,529,650
Olin Corp	25,699	652,498
Perimeter Solutions Inc	13,269	140,385
PPG Industries Inc	399,312	45,210,105
Quaker Chemical Corp	2,475	344,075
Rayonier Advanced Materials Inc (f)	22,683	174,659
RPM International Inc	344,756	42,711,821
Sensient Technologies Corp	3,169	219,929
Sherwin-Williams Co/The	290,040	105,072,791
Westlake Corp	7,237	812,715
		785,939,772
Construction Materials - 0.2%
Eagle Materials Inc (g)	135,660	30,687,649
Martin Marietta Materials Inc	183,863	88,831,570
United States Lime & Minerals Inc	18,741	1,758,842
Vulcan Materials Co	150,432	37,203,338
		158,481,399
Containers & Packaging - 0.3%
Amcor PLC (g)	429,100	4,342,492
AptarGroup Inc	192,174	28,201,535
Avery Dennison Corp	94,939	17,845,684
Ball Corp	264,109	13,915,903
Berry Global Group Inc	268,271	19,361,118
Crown Holdings Inc	164,791	14,770,217
Graphic Packaging Holding CO (g)	833,200	22,229,776
International Paper Co	437,612	24,659,436
O-I Glass Inc (f)	223,200	2,560,104
Packaging Corp of America	149,243	31,802,191
Ranpak Holdings Corp Class A (f)	376,562	2,519,200
Smurfit WestRock PLC	969,101	50,461,089
Sonoco Products Co	34,659	1,657,393
TriMas Corp (g)	119,463	2,447,797
		236,773,935
Metals & Mining - 0.2%
Alcoa Corp	32,758	1,089,204
Alpha Metallurgical Resources Inc (f)(g)	13,690	1,882,649
ATI Inc (f)	76,617	4,456,045
Carpenter Technology Corp	11,083	2,294,957
Century Aluminum Co (f)	39,985	757,716
Cleveland-Cliffs Inc (f)(g)	587,892	6,372,749
Compass Minerals International Inc (g)	36,907	385,309
Freeport-McMoRan Inc	1,120,505	41,357,840
Hecla Mining Co	68,000	348,840
Kaiser Aluminum Corp (g)	6,529	461,992
Materion Corp (g)	8,561	782,133
Metallus Inc (f)(g)	3,100	44,763
Newmont Corp	398,700	17,080,308
Nucor Corp	90,820	12,485,025
Olympic Steel Inc	38,643	1,283,720
Piedmont Lithium Inc (f)(g)	8,411	59,718
Radius Recycling Inc Class A	69,361	959,263
Reliance Inc	18,100	5,378,596
Royal Gold Inc	1,832	269,304
Ryerson Holding Corp (g)	12,353	311,049
Steel Dynamics Inc	275,477	37,208,678
SunCoke Energy Inc	75,000	680,250
Warrior Met Coal Inc (g)	85,365	4,109,471
Worthington Steel Inc	5,400	144,018
		140,203,597
Paper & Forest Products - 0.0%
Clearwater Paper Corp (f)	5,452	142,570
Louisiana-Pacific Corp	107,099	10,674,557
Magnera Corp (f)	54,534	1,123,946
Sylvamo Corp (g)	80,120	5,696,532
		17,637,605
TOTAL MATERIALS		1,339,036,308

Real Estate - 1.5%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	9,800	177,478
Alpine Income Property Trust Inc	5,400	89,532
American Assets Trust Inc	9,328	209,507
Broadstone Net Lease Inc Class A	270,093	4,551,067
CTO Realty Growth Inc (g)	73,483	1,399,116
Empire State Realty Trust Inc Class A	5,000	46,350
Essential Properties Realty Trust Inc	100	3,272
Gladstone Commercial Corp	12,002	194,792
		6,671,114
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	664,804	67,982,857
CareTrust REIT Inc	242,423	6,271,483
Community Healthcare Trust Inc	8,999	168,641
Healthcare Realty Trust Inc	681,086	11,667,003
Healthpeak Properties Inc	85,583	1,751,028
LTC Properties Inc	5,500	191,895
Omega Healthcare Investors Inc	248,245	9,145,346
Sabra Health Care REIT Inc	324,184	5,384,696
Ventas Inc	1,503,175	103,989,648
Welltower Inc	513,134	78,771,200
		285,323,797
Hotel & Resort REITs - 0.0%
Chatham Lodging Trust	25,284	204,295
Host Hotels & Resorts Inc	506,500	8,169,845
Park Hotels & Resorts Inc	428,396	5,260,703
Pebblebrook Hotel Trust	10,083	124,525
RLJ Lodging Trust	146,703	1,358,470
Ryman Hospitality Properties Inc	95,149	9,409,285
Service Properties Trust	350,400	1,044,192
Summit Hotel Properties Inc	13,412	86,775
		25,658,090
Industrial REITs - 0.2%
Americold Realty Trust Inc	871,785	19,990,030
EastGroup Properties Inc	53,400	9,764,190
First Industrial Realty Trust Inc	445,951	25,454,883
Industrial Logistics Properties Trust	45,270	178,364
LXP Industrial Trust	50,700	454,272
Plymouth Industrial REIT Inc	13,376	231,940
Prologis Inc	456,265	56,540,359
Rexford Industrial Realty Inc	1,008,734	41,680,889
STAG Industrial Inc Class A	249,942	8,992,913
Terreno Realty Corp	35,800	2,427,956
		165,715,796
Office REITs - 0.0%
Brandywine Realty Trust	676,914	3,418,416
City Office Reit Inc	21,400	112,564
COPT Defense Properties	479,987	12,974,049
Cousins Properties Inc	16,200	491,346
Douglas Emmett Inc	300	5,189
Franklin Street Properties Corp	33,522	63,021
Hudson Pacific Properties Inc	47,800	156,784
Kilroy Realty Corp	26,600	949,620
Office Properties Income Trust	112,806	102,868
Orion Office REIT Inc	18,100	74,572
Paramount Group Inc	59,744	269,445
Piedmont Office Realty Trust Inc Class A1	784,400	5,953,596
Vornado Realty Trust	7,600	319,504
		24,890,974
Real Estate Management & Development - 0.1%
Anywhere Real Estate Inc (f)	342,434	1,188,246
CBRE Group Inc Class A (f)	145,551	20,659,509
CoStar Group Inc (f)	385,920	29,426,400
Douglas Elliman Inc (f)	11,321	20,717
Forestar Group Inc (f)	4,500	99,225
Howard Hughes Holdings Inc (f)	43,008	3,406,234
Jones Lang LaSalle Inc (f)	85,798	23,327,618
Newmark Group Inc Class A	2,131	31,262
RE/MAX Holdings Inc Class A (f)	19,700	174,936
RMR Group Inc/The Class A	104	1,895
Seritage Growth Properties Class A (f)	26,200	95,892
St Joe Co/The	24,064	1,154,350
Zillow Group Inc Class A (f)	5,958	443,216
		80,029,500
Residential REITs - 0.2%
American Homes 4 Rent Class A (g)	186,684	6,909,175
Apartment Investment and Management Co Class A	40,600	367,430
AvalonBay Communities Inc	67,402	15,244,984
Camden Property Trust	119,002	14,763,388
Elme Communities	200	3,478
Equity LifeStyle Properties Inc	187,908	12,886,731
Equity Residential	168,349	12,486,445
Essex Property Trust Inc	61,027	19,014,182
Independence Realty Trust Inc	570,325	12,433,085
Invitation Homes Inc	137,150	4,664,472
Mid-America Apartment Communities Inc	5,100	857,412
NexPoint Residential Trust Inc	35,360	1,504,568
Sun Communities Inc	180,070	24,516,531
Veris Residential Inc	22,600	382,618
		126,034,499
Retail REITs - 0.2%
Agree Realty Corp (g)	200,256	14,778,893
Brixmor Property Group Inc	259,150	7,245,834
Curbline Properties Corp	63,000	1,551,690
Federal Realty Investment Trust	3,099	326,697
InvenTrust Properties Corp	28,297	842,685
Kimco Realty Corp	1,736,312	38,372,495
Kite Realty Group Trust	408,748	9,372,592
Macerich Co/The	123,900	2,235,156
NNN REIT Inc	147,526	6,262,479
Regency Centers Corp	123,147	9,445,375
Saul Centers Inc	5,900	220,954
Simon Property Group Inc	192,067	35,741,748
SITE Centers Corp	114,509	1,604,271
Tanger Inc	77,056	2,731,635
		130,732,504
Specialized REITs - 0.4%
American Tower Corp	602,445	123,874,741
Crown Castle Inc	1,100	103,510
CubeSmart	398,702	16,458,419
Digital Realty Trust Inc	117,400	18,351,968
Equinix Inc	75,127	67,961,387
Extra Space Storage Inc	17,041	2,599,775
Four Corners Property Trust Inc	31,100	894,125
Gaming and Leisure Properties Inc	507	25,426
Gladstone Land Corp	900	10,314
Iron Mountain Inc	442	41,181
Lamar Advertising Co Class A	242,160	30,083,537
Millrose Properties Inc Class A	133,005	3,040,494
PotlatchDeltic Corp	928	43,087
Public Storage Operating Co	149,276	45,323,179
Rayonier Inc	37,162	984,421
VICI Properties Inc	991,817	32,224,134
Weyerhaeuser Co	6,891	207,419
		342,227,117
TOTAL REAL ESTATE		1,187,283,391

Utilities - 1.9%
Electric Utilities - 1.3%
American Electric Power Co Inc	219,798	23,309,578
Constellation Energy Corp	368,563	92,341,617
Duke Energy Corp	452,575	53,173,037
Edison International	498,962	27,163,491
Entergy Corp	925,474	80,803,135
Evergy Inc	316,376	21,801,470
Eversource Energy	22,700	1,430,327
Exelon Corp	1,092,320	48,280,544
FirstEnergy Corp	202,732	7,859,920
Genie Energy Ltd Class B	412	5,891
IDACORP Inc	220,632	26,014,719
MGE Energy Inc (g)	100	9,178
NextEra Energy Inc	2,782,407	195,241,499
NRG Energy Inc	324,781	34,332,600
OGE Energy Corp	60,771	2,812,482
PG&E Corp	3,370,847	55,079,640
Pinnacle West Capital Corp	21,666	2,004,972
Portland General Electric Co	53,327	2,390,649
PPL Corp	2,488,963	87,636,387
Southern Co/The	1,617,005	145,190,879
TXNM Energy Inc	633,167	33,082,976
Xcel Energy Inc	654,336	47,177,626
		987,142,617
Gas Utilities - 0.1%
Atmos Energy Corp	322,143	49,007,615
MDU Resources Group Inc	16,835	290,403
National Fuel Gas Co	65,200	4,903,040
New Jersey Resources Corp	110,104	5,326,832
ONE Gas Inc	43,078	3,237,312
Southwest Gas Holdings Inc	173,706	13,036,635
UGI Corp	279,621	9,551,853
		85,353,690
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	419,400	4,860,846
Clearway Energy Inc Class C	4,984	139,652
Montauk Renewables Inc (f)(g)	13,382	45,900
Talen Energy Corp (f)	118,291	24,598,613
Vistra Corp	241,822	32,321,929
		61,966,940
Multi-Utilities - 0.4%
Ameren Corp	361,547	36,718,713
Avista Corp	4,800	191,856
Black Hills Corp	3,523	215,537
CenterPoint Energy Inc	129,947	4,467,578
CMS Energy Corp	602,421	44,006,854
Consolidated Edison Inc	621,743	63,119,349
Dominion Energy Inc	1,846,102	104,526,296
DTE Energy Co	108,027	14,443,210
NiSource Inc	161,308	6,582,979
NorthWestern Corp	223,632	12,507,738
Public Service Enterprise Group Inc	204,767	16,616,842
Sempra	371,963	26,621,392
WEC Energy Group Inc	54,900	5,857,281
		335,875,625
Water Utilities - 0.0%
California Water Service Group	7,766	352,965
Consolidated Water Co Ltd	26,321	712,509
SJW Group	14,645	771,352
		1,836,826
TOTAL UTILITIES		1,472,175,698

TOTAL UNITED STATES		62,017,726,729
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (f)	130,222	1,615,680
TOTAL COMMON STOCKS (Cost $30,342,564,634)		63,428,042,360

Domestic Equity Funds - 15.7%
	Shares	Value ($)
Fidelity Advisor Blue Chip Growth Fund - Class Z (j)	41,132	9,065,108
Fidelity Advisor Small Cap Growth Fund - Class Z (j)	17,559,200	576,995,297
Fidelity Extended Market Index Fund (j)	33,227,159	2,986,789,282
Fidelity Growth Company Fund (j)	85,917,612	3,359,378,619
Fidelity Mid Cap Index Fund (j)	88,961	3,042,466
Fidelity SAI Inflation-Focused Fund (j)	14	1,246
Fidelity SAI Real Estate Index Fund (j)	445,223	2,364,134
Fidelity SAI U.S. Large Cap Index Fund (j)	68,349,350	1,610,994,176
Fidelity SAI U.S. Low Volatility Index Fund (j)	32,525,646	730,526,017
Fidelity SAI U.S. Momentum Index Fund (j)	12,235,902	214,862,441
Fidelity SAI U.S. Quality Index Fund (j)	79,775,275	1,749,471,777
iShares Core S&P 500 ETF (v)	1,527,926	912,232,939
SPDR S&P 500 ETF Trust	29,500	17,528,310
TOTAL DOMESTIC EQUITY FUNDS (Cost $8,912,847,776)		12,173,251,812

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Province of Quebec 4.45% 9/1/2034	CAD	11,200,000	8,322,411
MEXICO - 0.0%
United Mexican States 6% 5/13/2030		200,000	203,800
United Mexican States 6.875% 5/13/2037		700,000	719,670
United Mexican States 7.375% 5/13/2055		300,000	312,600
United Mexican States 8% 11/7/2047	MXN	21,200,000	846,930
United Mexican States 8.5% 3/1/2029	MXN	27,900,000	1,327,188
TOTAL MEXICO			3,410,188
PERU - 0.0%
Peruvian Republic 5.4% 8/12/2034 (h)	PEN	23,900,000	6,017,253
Peruvian Republic 6.15% 8/12/2032 (d)	PEN	11,600,000	3,213,183
Peruvian Republic 6.9% 8/12/2037 (d)	PEN	9,300,000	2,532,016
Peruvian Republic 6.95% 8/12/2031 (h)	PEN	4,100,000	1,206,456
Peruvian Republic 7.3% 8/12/2033 (d)(h)	PEN	1,000,000	291,173
TOTAL PERU			13,260,081
POLAND - 0.0%
Republic of Poland 4.75% 7/25/2029	PLN	6,800,000	1,638,852
SAUDI ARABIA - 0.0%
Kingdom of Saudi Arabia 5.625% 1/13/2035 (d)		5,200,000	5,327,816
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $31,153,855)			31,959,348

Non-Convertible Corporate Bonds - 0.1%
		Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CPPIB Capital Inc 4.3% 6/2/2034 (h)	CAD	1,900,000	1,399,834
ITALY - 0.0%
Financials - 0.0%
Banks - 0.0%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		300,000	322,279
JAPAN - 0.0%
Financials - 0.0%
Banks - 0.0%
Norinchukin Bank/The 5.094% 10/16/2029 (d)		900,000	907,523
SWITZERLAND - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS Group AG 6.537% 8/12/2033 (b)(d)		9,150,000	9,869,243
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 6.224% 5/9/2034 (b)		4,780,000	5,032,118
UNITED STATES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
T-Mobile USA Inc 5.75% 1/15/2034		800,000	837,232
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Las Vegas Sands Corp 6.2% 8/15/2034		400,000	410,572
Financials - 0.1%
Banks - 0.1%
Bank of America Corp 2.592% 4/29/2031 (b)		5,540,000	4,969,787
Bank of America Corp 5.288% 4/25/2034 (b)		4,860,000	4,899,340
JPMorgan Chase & Co 4.946% 10/22/2035 (b)		600,000	589,960
JPMorgan Chase & Co 4.995% 7/22/2030 (b)		4,910,000	4,952,516
JPMorgan Chase & Co 5.766% 4/22/2035 (b)		4,700,000	4,911,036
Wells Fargo & Co 5.198% 1/23/2030 (b)		4,880,000	4,949,080
Wells Fargo & Co 5.557% 7/25/2034 (b)		4,820,000	4,917,500
			30,189,219
Capital Markets - 0.0%
GA Global Funding Trust 5.9% 1/13/2035 (d)		400,000	409,691
Goldman Sachs Group Inc/The 5.851% 4/25/2035 (b)		9,430,000	9,804,299
Morgan Stanley 5.042% 7/19/2030 (b)		4,910,000	4,949,259
Morgan Stanley 5.424% 7/21/2034 (b)		4,840,000	4,924,170
			20,087,419
Insurance - 0.0%
F&G Global Funding 5.875% 1/16/2030 (d)		200,000	204,432
Jackson National Life Global Funding 5.35% 1/13/2030 (d)		2,400,000	2,451,185
Jackson National Life Global Funding U.S. SOFR Index + 0.97%, 5.3122% 1/14/2028 (b)(c)(d)		200,000	201,488
			2,857,105
TOTAL FINANCIALS			53,133,743

Health Care - 0.0%
Health Care Providers & Services - 0.0%
HCA Inc 5.45% 9/15/2034		900,000	896,928
Information Technology - 0.0%
IT Services - 0.0%
CDW LLC / CDW Finance Corp 5.55% 8/22/2034		900,000	895,797
Semiconductors & Semiconductor Equipment - 0.0%
Broadcom Inc 3.419% 4/15/2033 (d)		1,000,000	892,582
TOTAL INFORMATION TECHNOLOGY			1,788,379

Utilities - 0.0%
Electric Utilities - 0.0%
Pacific Gas and Electric Co 3.3% 12/1/2027		200,000	190,578
Pacific Gas and Electric Co 4.5% 7/1/2040		699,000	604,220
Pacific Gas and Electric Co 5.45% 6/15/2027		100,000	101,193
Pacific Gas and Electric Co 5.7% 3/1/2035		300,000	303,788
Pacific Gas and Electric Co 6.15% 1/15/2033		800,000	830,201
Pacific Gas and Electric Co 6.15% 3/1/2055		400,000	404,720
Pacific Gas and Electric Co 6.7% 4/1/2053		1,984,000	2,130,996
Southern California Edison Co 3.45% 2/1/2052		200,000	135,087
Southern California Edison Co 4.65% 10/1/2043		700,000	599,982
Southern California Edison Co 4.7% 6/1/2027		800,000	796,470
Southern California Edison Co 4.875% 3/1/2049		600,000	513,784
Southern California Edison Co 5.2% 6/1/2034		900,000	882,451
			7,493,470
TOTAL UNITED STATES			64,560,324
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $82,433,138)			82,091,321

Repurchase Agreements - 0.5%
	Maturity Amount ($)	Value ($)
Barclays Bank PLC 4.39%, dated 3/3/2025 due 3/4/2025 (k)	180,822,048	180,800,000
Repurchase Agreements*	190,670,999	190,600,000
TOTAL REPURCHASE AGREEMENTS (Cost $371,400,000)		371,400,000

U.S. Government Agency - Mortgage Securities - 0.7%
	Principal Amount (a)	Value ($)
Fannie Mae 4.705% 9/1/2031 (b)	3,900,000	3,918,702
Fannie Mae 6% 6/1/2054	997,148	1,015,235
Fannie Mae 6% 7/1/2054	84,145	85,593
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2055	3,550,072	3,329,977
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2054	679,259	637,572
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2055	1,057,023	991,491
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	167,643	157,328
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2053	645,534	605,815
Fannie Mae Mortgage pass-thru certificates 4.01% 11/1/2029	2,000,000	1,961,004
Fannie Mae Mortgage pass-thru certificates 4.045% 12/1/2029	2,000,000	1,964,257
Fannie Mae Mortgage pass-thru certificates 4.3% 11/1/2029	2,000,000	1,986,623
Fannie Mae Mortgage pass-thru certificates 4.3% 12/1/2029	1,704,000	1,692,226
Fannie Mae Mortgage pass-thru certificates 4.45% 1/1/2030	10,000,000	9,996,076
Fannie Mae Mortgage pass-thru certificates 4.72% 10/1/2028	1,000,000	1,011,609
Fannie Mae Mortgage pass-thru certificates 4.72% 8/1/2030	687,929	693,651
Fannie Mae Mortgage pass-thru certificates 4.77% 10/1/2028	500,000	506,644
Fannie Mae Mortgage pass-thru certificates 4.86% 8/1/2030	600,000	606,149
Fannie Mae Mortgage pass-thru certificates 5.24% 1/1/2034	6,106,000	6,294,054
Fannie Mae Mortgage pass-thru certificates 5.34% 10/1/2032	3,122,040	3,228,924
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	196,532	196,907
Fannie Mae Mortgage pass-thru certificates 5.65% 10/1/2030	1,918,139	2,009,490
Fannie Mae Mortgage pass-thru certificates 5.73% 11/1/2030	1,998,000	2,094,853
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2054	46,012	46,794
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	481,679	489,965
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	3,644,062	3,706,747
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	908,767	924,399
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	330,144	335,720
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2054	3,080,394	3,175,737
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2054	580,202	600,110
Freddie Mac Gold Pool 4% 1/1/2055	277,164	259,981
Freddie Mac Gold Pool 4% 10/1/2052	19,768	18,563
Freddie Mac Gold Pool 4% 11/1/2054	1,453,177	1,363,084
Freddie Mac Gold Pool 4% 11/1/2054	59,584	55,890
Freddie Mac Gold Pool 4% 12/1/2054	220,429	206,763
Freddie Mac Gold Pool 4% 12/1/2054	322,102	302,133
Freddie Mac Gold Pool 4% 5/1/2054	293,528	275,330
Freddie Mac Gold Pool 6% 11/1/2054	245,859	250,011
Freddie Mac Gold Pool 6% 12/1/2053	54,875	55,922
Freddie Mac Gold Pool 6% 3/1/2054	2,297,268	2,336,786
Freddie Mac Gold Pool 6% 6/1/2054	99,729	101,444
Freddie Mac Gold Pool 6% 7/1/2054	2,704,140	2,750,657
Freddie Mac Gold Pool 6% 8/1/2054	22,862,730	23,248,873
Freddie Mac Gold Pool 6% 8/1/2054	530,265	539,221
Freddie Mac Gold Pool 6.5% 2/1/2054	373,281	384,834
Freddie Mac Non Gold Pool 6% 9/1/2054	356,330	362,348
Ginnie Mae II Pool 4.5% 3/1/2055 (l)	3,220,000	3,109,418
Uniform Mortgage Backed Securities 4% 3/1/2055 (l)	32,330,000	30,314,425
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (l)	28,060,000	27,030,768
Uniform Mortgage Backed Securities 4.5% 4/1/2055 (l)	28,060,000	26,992,404
Uniform Mortgage Backed Securities 5% 4/1/2055 (l)	49,820,000	49,010,425
Uniform Mortgage Backed Securities 5% 4/1/2055 (l)	24,910,000	24,493,535
Uniform Mortgage Backed Securities 5.5% 3/1/2055 (l)	30,000	30,037
Uniform Mortgage Backed Securities 6% 3/1/2055 (l)	23,700,000	24,083,274
Uniform Mortgage Backed Securities 6% 4/1/2055 (l)	68,220,000	69,251,302
Uniform Mortgage Backed Securities 6.5% 3/1/2055 (l)	150,390,000	154,913,445
Uniform Mortgage Backed Securities 6.5% 4/1/2055 (l)	79,940,000	82,260,131
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $572,450,989)		578,264,656

Commercial Paper - 0.1%
	Yield (%) (o)	Principal Amount (a)	Value ($)
AutoNation Inc 0% 3/4/2025	4.73	4,960,000	4,957,268
Broadcom Inc 0% 3/27/2025	4.57	310,000	308,895
Broadcom Inc 0% 4/3/2025	4.58	4,630,000	4,609,229
Canadian Natural Resources Ltd yankee 0% 3/25/2025	4.75	1,830,000	1,823,979
Canadian Natural Resources Ltd yankee 0% 3/26/2025	4.82	3,100,000	3,089,392
CBRE Services Inc 0% 3/20/2025	4.68	700,000	698,165
CBRE Services Inc 0% 3/6/2025 (d)	4.64	4,360,000	4,356,586
Conagra Brands Inc 0% 3/7/2025	4.73	5,000,000	4,995,470
Constellation Brands Inc 0% 3/17/2025	4.72	5,050,000	5,038,655
Enbridge US Inc 0% 3/25/2025	4.58	5,060,000	5,044,092
Eversource Energy 0% 3/6/2025	3.53	2,300,000	2,300,000
Eversource Energy 0% 3/6/2025	4.67	2,690,000	2,688,015
Fiserv Inc 0% 3/18/2025	4.56	830,000	828,122
Harley-Davidson Financial Services Inc 0% 4/22/2025	4.98	1,200,000	1,191,652
Volkswagen Financial Services 0% 4/2/2025	4.60	4,920,000	4,899,516
TOTAL COMMERCIAL PAPER (Cost $46,833,977)			46,829,036

U.S. Treasury Obligations - 0.1%
		Yield (%) (o)	Principal Amount (a)	Value ($)
Brazilian Federative Republic Treasury Bills 0% 10/1/2025 (p)	BRL	12.80	117,300,000	18,400,091
United Mexican States Inflation-Indexed 4% 8/24/2034	MXN	4.51 to 4.57	174,149,757	7,759,128
US Treasury Bills 0% 3/13/2025 (q)		4.69	3,500,000	3,495,862
US Treasury Bills 0% 3/18/2025		4.25	400,000	399,288
US Treasury Bills 0% 3/20/2025 (m)(q)(w)		4.21 to 4.28	22,033,000	21,988,990
US Treasury Bills 0% 4/17/2025 (q)		4.25	20,000	19,894
US Treasury Bills 0% 4/3/2025 (q)		4.26	420,000	418,468
US Treasury Bills 0% 5/22/2025 (m)(q)		4.22 to 4.26	7,944,000	7,869,900
US Treasury Bills 0% 5/29/2025 (m)(q)		4.24 to 4.25	11,144,000	11,030,821
US Treasury Bonds 4.625% 11/15/2044		4.78	7,980,000	8,067,281
US Treasury Bonds Inflation-Indexed 1% 2/15/2046 (q)(w)		1.91 to 2.32	9,084,104	7,324,639
US Treasury Notes Inflation-Indexed 1.375% 7/15/2033 (q)(w)		1.49 to 2.03	18,029,600	17,547,897
US Treasury Notes Inflation-Indexed 1.875% 7/15/2034		1.73 to 1.78	9,856,938	9,949,090
TOTAL U.S. TREASURY OBLIGATIONS (Cost $113,966,837)				114,271,349

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.35	42,537,708	42,546,215
Fidelity Securities Lending Cash Central Fund (r)(s)	4.35	858,983,955	859,069,853
Invesco Government & Agency Portfolio Institutional Class (t)	4.29	684,110,364	684,110,364
TOTAL MONEY MARKET FUNDS (Cost $1,585,726,432)			1,585,726,432

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 3.75% and pay annually a floating rate based on US SOFR Index, expiring November 2026	10/30/25	64,400,000	231,087

Call Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to receive at maturity a fixed rate of 5.85% and pay at maturity a floating rate based on US SOFR Index, expiring November 2026	11/25/26	20,900,000	1,165
Option on an interest rate swap with Citibank NA to receive at maturity a fixed rate of 5.85% and pay at maturity a floating rate based on US SOFR Index, expiring November 2026	11/24/25	8,000,000	467

TOTAL CALL SWAPTIONS			1,632
TOTAL PURCHASED SWAPTIONS (Cost $320,820)			232,719

Purchased Options - 0.0%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	55	30,865,175	5,450	03/05/25	2,475
S&P 500 Index	Chicago Board Options Exchange	119	66,781,015	5,500	03/05/25	6,248
S&P 500 Index	Chicago Board Options Exchange	59	33,109,915	5,500	03/12/25	26,255
S&P 500 Index	Chicago Board Options Exchange	54	30,303,990	5,400	03/12/25	16,605
S&P 500 Index	Chicago Board Options Exchange	57	31,987,545	5,450	03/12/25	20,520
S&P 500 Index	Chicago Board Options Exchange	60	33,671,100	5,500	03/19/25	66,600
S&P 500 Index	Chicago Board Options Exchange	56	31,426,360	5,400	03/19/25	43,680
S&P 500 Index	Chicago Board Options Exchange	55	30,865,175	5,400	03/26/25	66,550

						248,933
TOTAL PURCHASED OPTIONS (Cost $292,005)						248,933

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $42,467,255,590)	78,818,176,458
NET OTHER ASSETS (LIABILITIES) - (1.9)% (n)(u)	(1,314,892,412)
NET ASSETS - 100.0%	77,342,148,054

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Uniform Mortgage Backed Securities 4.5% 4/1/2055	(28,060,000)	(27,030,768)
Uniform Mortgage Backed Securities 5.0% 3/1/2055	(49,820,000)	(49,010,425)
Uniform Mortgage Backed Securities 5.5% 3/1/2055	(30,000)	(30,038)
Uniform Mortgage Backed Securities 5.5% 4/1/2055	(30,000)	(30,014)
Uniform Mortgage Backed Securities 6.0% 3/1/2055	(23,700,000)	(24,083,274)
Uniform Mortgage Backed Securities 6.5% 3/1/2055	(59,230,000)	(61,011,526)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(161,196,045)

TOTAL TBA SALE COMMITMENTS (Proceeds $159,780,941)		(161,196,045)

Written Swaptions
	Expiration Date	Notional Amount		Value ($)
Put Swaptions
Option on an interest rate swap with BNP Paribas SA to receive a fixed rate of 3.87% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring March 2025	3/03/25		800,000	(6,575)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 2.83% and pay annually a floating rate based on US SOFR Index, expiring November 2026	10/30/25		64,400,000	(67,563)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 3.29% and pay annually a floating rate based on US SOFR Index, expiring November 2026	10/30/25		64,400,000	(124,810)
Option on an interest rate swap with Barclays Bank PLC to receive a fixed rate of 2.17% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring March 2025	3/05/25	EUR	500,000	(34)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 2.35% and pay semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring March 2035	3/20/25	EUR	400,000	(2,742)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 2.26% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring March 2035	3/25/25	EUR	400,000	(1,564)
Option on an interest rate swap with Citibank NA to receive a fixed rate of 3.774% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring March 2025	3/05/25		600,000	(2,316)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.93% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/20/25		2,200,000	(35,381)
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 3.9075% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring February 2025	2/28/25		800,000	(8,647)
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 3.905% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring March 2025	3/10/25		700,000	(8,732)
Option on an interest rate swap with UBS AG/London to receive a fixed rate of 2.21% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring March 2025	3/11/25	EUR	500,000	(459)
Option on an interest rate swap with UBS AG/London to receive annually a fixed rate of 3.884% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/21/25		700,000	(9,518)

TOTAL PUT SWAPTIONS				(268,341)
Call Swaptions
Option on an interest rate swap with BNP Paribas SA to receive a fixed rate of 4.22% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring March 2025	3/03/25		800,000	0
Option on an interest rate swap with Barclays Bank PLC to receive a fixed rate of 2.42% and pay a floating rate based on Euribor (6 Mo) Rate, expiring March 2025	3/05/25	EUR	500,000	(241)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 2.61% and pay semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring March 2035	3/20/25	EUR	400,000	(122)
Option on an interest rate swap with Barclays Bank PLC to receive annually a fixed rate of 2.52% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring March 2035	3/25/25	EUR	400,000	(522)
Option on an interest rate swap with Citibank NA to receive a fixed rate of 4.124% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring March 2025	3/05/25		600,000	(6)
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 4.28% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/20/25		2,200,000	(487)
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 4.2575% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring February 2025	2/28/25		800,000	0
Option on an interest rate swap with Goldman Sachs Bank USA to receive a fixed rate of 4.255% and pay a floating rate based on United States Sofr Secured Overnight Finl Rate Indx, expiring March 2025	3/10/25		700,000	(15)
Option on an interest rate swap with UBS AG/London to receive a fixed rate of 2.46% and pay Semi-annually a floating rate based on Euribor (6 Mo) Rate, expiring March 2025	3/11/25	EUR	500,000	(384)
Option on an interest rate swap with UBS AG/London to receive annually a fixed rate of 4.234% and pay annually a floating rate based on US SOFR Index, expiring March 2035	3/31/25		700,000	(263)

TOTAL CALL SWAPTIONS				(2,040)
TOTAL WRITTEN SWAPTIONS				(270,381)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	55	Mar 2025	5,954,575	(163,341)	(163,341)
CME E-mini S&P 500 Index Contracts (United States)	1,267	Mar 2025	377,771,888	(840,147)	(840,147)
CME E-mini S&P MidCap 400 Index Contracts (United States)	9	Mar 2025	2,789,730	(76,392)	(76,392)

TOTAL EQUITY CONTRACTS					(1,079,880)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	69	Jun 2025	7,665,469	148,146	148,146
CBOT 2 Year US Treasury Notes Contracts (United States)	667	Jun 2025	138,048,156	450,719	450,719
CBOT US Treasury Long Term Bond Contracts (United States)	122	Jun 2025	15,143,250	361,045	361,045
CBOT Ultra 10 Year US Treasury Note Contracts (United States)	247	Jun 2025	28,219,750	362,470	362,470

TOTAL INTEREST RATE CONTRACTS					1,322,380

TOTAL PURCHASED					242,500

Sold

Interest Rate Contracts
CBOT 5 Year US Treasury Notes Contracts (United States)	270	Jun 2025	29,143,125	(84,908)	(84,908)

TOTAL FUTURES CONTRACTS					157,592
The notional amount of futures purchased as a percentage of Net Assets is 0.7%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
10 Year US Treasury Note Contracts	Chicago Board of Trade	55	611,703,125	111.00	03/21/25	(42,969)
10 Year US Treasury Note Contracts	Chicago Board of Trade	5	55,609,375	110.00	03/21/25	(6,953)
10 Year US Treasury Note Contracts	Chicago Board of Trade	9	100,096,875	110.00	03/21/25	(9,563)
10 Year US Treasury Note Contracts	Chicago Board of Trade	2	22,243,750	112.00	03/21/25	(629)
10 Year US Treasury Note Contracts	Chicago Board of Trade	11	122,340,625	111.00	03/21/25	(5,156)

						(65,270)
Put Options
10 Year US Treasury Note Contracts	Chicago Board of Trade	38	422,631,250	108.00	03/21/25	(1,188)
10 Year US Treasury Note Contracts	Chicago Board of Trade	31	344,778,125	107.00	03/21/25	(969)
10 Year US Treasury Note Contracts	Chicago Board of Trade	2	22,243,750	110.00	03/21/25	(630)
10 Year US Treasury Note Contracts	Chicago Board of Trade	11	122,340,625	109.00	03/21/25	(1,547)
S&P 500 Index	Chicago Board Options Exchange	117	65,658,645	5,950.00	03/05/25	(532,935)
S&P 500 Index	Chicago Board Options Exchange	57	31,987,545	6,000.00	03/05/25	(411,255)
S&P 500 Index	Chicago Board Options Exchange	57	31,987,545	5,930.00	03/12/25	(367,080)
S&P 500 Index	Chicago Board Options Exchange	54	30,303,990	5,890.00	03/12/25	(272,970)
S&P 500 Index	Chicago Board Options Exchange	59	33,109,915	5,985.00	03/12/25	(521,265)
S&P 500 Index	Chicago Board Options Exchange	60	33,671,100	5,970.00	03/19/25	(573,300)
S&P 500 Index	Chicago Board Options Exchange	56	31,426,360	5,875.00	03/19/25	(346,920)
S&P 500 Index	Chicago Board Options Exchange	55	30,865,175	5,860.00	03/26/25	(373,175)

						(3,403,234)
TOTAL WRITTEN OPTIONS						(3,468,504)

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	20,656,000	USD	12,844,314	Barclays Bank PLC	3/04/25	(27,266)
BRL	15,572,811	USD	2,687,284	BNP Paribas SA	3/06/25	(43,569)
BRL	7,579,367	USD	1,309,000	BNP Paribas SA	3/06/25	(22,291)
BRL	8,120,951	USD	1,418,000	BNP Paribas SA	3/06/25	(39,349)
BRL	19,520,663	USD	3,326,573	BNP Paribas SA	3/06/25	(12,652)
BRL	15,341,836	USD	2,651,341	BNP Paribas SA	3/06/25	(46,838)
BRL	21,103,290	USD	3,661,375	BNP Paribas SA	3/06/25	(78,780)
BRL	6,490,853	USD	1,109,775	Bank of America NA	3/06/25	(7,857)
BRL	10,795,816	USD	1,858,000	Barclays Bank PLC	3/06/25	(25,251)
BRL	98,700,665	USD	16,875,370	Citibank NA	3/06/25	(119,475)
BRL	11,574,920	USD	2,000,000	Goldman Sachs Bank USA	3/06/25	(34,986)
BRL	10,498,434	USD	1,762,902	Goldman Sachs Bank USA	3/06/25	19,362
BRL	5,768,730	USD	1,000,000	Goldman Sachs Bank USA	3/06/25	(20,673)
BRL	1,139,122	USD	200,000	Goldman Sachs Bank USA	3/06/25	(6,617)
BRL	89,975,078	USD	15,683,571	Citibank NA	4/02/25	(508,925)
BRL	26,540,679	USD	4,481,179	Goldman Sachs Bank USA	4/02/25	(4,990)
BRL	5,756,114	USD	994,448	Goldman Sachs Bank USA	4/02/25	(23,657)
CAD	39,444	USD	27,273	BNP Paribas S.A.	3/03/25	(9)
CAD	35,044,338	USD	24,331,604	Deutsche Bank AG	3/04/25	(108,803)
CAD	176,817	USD	122,739	JPMorgan Chase Bank NA	4/02/25	(361)
CHF	913,000	USD	1,004,376	Bank of America NA	3/04/25	6,754
CHF	11,588	USD	12,817	Bank of America NA	3/04/25	16
CHF	569,000	USD	631,535	Bank of America NA	3/04/25	(1,378)
CHF	11,857,873	USD	13,186,266	Deutsche Bank AG	3/04/25	(53,897)
CHF	28,392	USD	31,591	JPMorgan Chase Bank NA	4/02/25	(39)
CNY	5,985,107	USD	824,963	JPMorgan Chase Bank NA	5/12/25	750
CNY	6,038,749	USD	835,004	JPMorgan Chase Bank NA	5/12/25	(1,891)
CNY	16,013,000	USD	2,218,528	BNP Paribas SA	6/18/25	(3,469)
CNY	4,638,000	USD	642,504	BNP Paribas SA	6/18/25	(935)
CNY	3,666,000	USD	507,164	BNP Paribas SA	6/18/25	(51)
CNY	4,661,000	USD	648,363	BNP Paribas SA	6/18/25	(3,613)
CNY	2,945,000	USD	403,512	Barclays Bank PLC	6/18/25	3,866
CNY	1,407,000	USD	194,447	Goldman Sachs Bank USA	6/18/25	182
EUR	40,468,000	USD	42,371,696	BNP Paribas SA	3/04/25	(392,216)
GBP	806,000	USD	1,019,367	Bank of America NA	3/04/25	(5,499)
GBP	4,930,000	USD	6,130,854	Citibank NA	3/04/25	70,593
GBP	1,708,000	USD	2,159,103	BNP Paribas SA	4/02/25	(10,749)
IDR	4,192,045,310	USD	255,959	BNP Paribas SA	3/05/25	(3,128)
IDR	352,195,574	USD	21,502	Citibank NA	3/05/25	(260)
IDR	5,105,111,853	USD	315,179	Citibank NA	3/05/25	(7,279)
IDR	8,644,391,873	USD	528,984	Goldman Sachs Bank USA	3/05/25	(7,623)
IDR	23,746,941,247	USD	1,460,218	BNP Paribas SA	3/12/25	(28,372)
IDR	23,732,503,176	USD	1,460,646	BNP Paribas SA	3/12/25	(29,671)
IDR	46,070,904,019	USD	2,817,172	Citibank NA	3/12/25	(39,281)
IDR	25,917,790,005	USD	1,594,990	Barclays Bank PLC	3/19/25	(32,640)
IDR	59,572,840,160	USD	3,671,104	Citibank NA	3/19/25	(79,994)
IDR	19,128,659,711	USD	1,177,199	Goldman Sachs Bank USA	3/19/25	(24,104)
IDR	12,176,841,600	USD	748,000	Royal Bank of Canada	3/19/25	(13,968)
IDR	7,626,098,176	USD	467,744	BNP Paribas SA	4/09/25	(8,363)
IDR	10,101,789,049	USD	615,428	Citibank NA	4/09/25	(6,916)
IDR	621,211,416	USD	37,828	JPMorgan Chase Bank NA	4/09/25	(407)
IDR	42,348,496,718	USD	2,574,408	BNP Paribas SA	4/16/25	(23,970)
IDR	30,228,914,479	USD	1,820,471	Deutsche Bank AG	4/16/25	66
IDR	21,336,296,014	USD	1,291,387	Goldman Sachs Bank USA	4/16/25	(6,409)
INR	222,135,500	USD	2,543,007	Barclays Bank PLC	3/06/25	(2,370)
INR	146,755,237	USD	1,684,325	JPMorgan Chase Bank NA	3/06/25	(5,836)
INR	95,613,494	USD	1,109,370	BNP Paribas SA	3/21/25	(17,024)
INR	56,759,941	USD	654,000	Bank of America NA	3/21/25	(5,540)
INR	112,268,190	USD	1,279,000	Barclays Bank PLC	3/21/25	3,620
INR	78,811,624	USD	904,000	Barclays Bank PLC	3/21/25	(3,608)
INR	138,594,479	USD	1,620,249	Citibank NA	3/21/25	(36,862)
INR	327,798,792	USD	3,791,111	Citibank NA	3/21/25	(46,140)
INR	59,969,073	USD	701,036	Citibank NA	3/21/25	(15,913)
INR	59,983,094	USD	701,036	Citibank NA	3/21/25	(15,753)
INR	60,141,028	USD	702,049	Citibank NA	3/21/25	(14,962)
INR	58,948,521	USD	688,474	Citibank NA	3/21/25	(15,011)
INR	121,280,739	USD	1,396,000	Citibank NA	3/21/25	(10,416)
INR	139,927,951	USD	1,635,752	Citibank NA	3/21/25	(37,131)
INR	394,971,138	USD	4,564,979	Citibank NA	3/21/25	(52,591)
INR	180,310,809	USD	2,056,000	Citibank NA	3/21/25	3,979
INR	70,897,543	USD	829,148	Citibank NA	3/21/25	(19,172)
INR	140,297,997	USD	1,638,115	Citibank NA	3/21/25	(35,266)
INR	108,096,958	USD	1,262,203	Citibank NA	3/21/25	(27,238)
INR	99,828,003	USD	1,157,708	Citibank NA	3/21/25	(17,213)
JPY	182,008,001	USD	1,175,956	BNP Paribas SA	3/04/25	33,118
JPY	185,500,000	USD	1,221,968	BNP Paribas SA	3/04/25	10,304
JPY	59,482,005	USD	384,510	Bank of America NA	3/04/25	10,627
JPY	66,655,223	USD	430,213	Bank of America NA	3/04/25	12,576
JPY	29,023,060	USD	188,860	Barclays Bank PLC	3/04/25	3,939
JPY	209,788,456	USD	1,365,572	Deutsche Bank AG	3/04/25	28,047
JPY	185,700,000	USD	1,199,784	JPMorgan Chase Bank NA	3/04/25	33,816
JPY	181,900,000	USD	1,194,278	JPMorgan Chase Bank NA	3/04/25	14,079
JPY	6,451,810	USD	41,799	Royal Bank of Canada	3/04/25	1,060
JPY	317,338,303	USD	2,128,543	BNP Paribas SA	4/02/25	(13,245)
JPY	264,174,975	USD	1,772,224	JPMorgan Chase Bank NA	4/02/25	(11,299)
JPY	202,041,506	USD	1,345,183	Royal Bank of Canada	4/02/25	1,575
JPY	242,033,479	USD	1,626,744	UBS AG	4/02/25	(13,409)
KRW	1,500,239,296	USD	1,042,122	BNP Paribas SA	3/04/25	(15,640)
KRW	1,498,007,347	USD	1,038,336	Deutsche Bank AG	3/04/25	(13,381)
KRW	580,561,044	USD	400,000	BNP Paribas SA	3/06/25	(2,728)
KRW	4,703,807,144	USD	3,286,388	BNP Paribas SA	3/12/25	(66,514)
KRW	5,486,856,916	USD	3,820,931	Citibank NA	3/12/25	(65,040)
KRW	3,826,112,403	USD	2,662,199	Deutsche Bank AG	3/12/25	(43,129)
KRW	1,162,224,000	USD	800,000	Bank of America NA	3/13/25	(4,383)
KRW	735,809,340	USD	511,000	Barclays Bank PLC	3/19/25	(7,119)
KRW	834,444,052	USD	583,000	Citibank NA	3/19/25	(11,574)
KRW	1,500,069,073	USD	1,048,926	Deutsche Bank AG	3/19/25	(21,680)
KRW	774,644,863	USD	534,000	Goldman Sachs Bank USA	3/19/25	(3,524)
KRW	582,551,451	USD	404,544	JPMorgan Chase Bank NA	3/19/25	(5,613)
MXN	16,280,000	USD	800,691	JPMorgan Chase Bank NA	3/07/25	(8,988)
MXN	8,919,862	USD	436,745	Goldman Sachs Bank USA	3/18/25	(3,686)
MXN	36,994,000	USD	1,781,241	Goldman Sachs Bank USA	3/19/25	14,546
MXN	18,064,000	USD	876,683	Goldman Sachs Bank USA	3/19/25	191
MXN	8,982,000	USD	440,503	JPMorgan Chase Bank NA	3/19/25	(4,493)
NZD	817,855	USD	466,913	Deutsche Bank AG	3/04/25	(9,201)
PEN	1,859,482	USD	506,395	Citibank NA	3/19/25	(1,855)
PLN	1,431,305	USD	345,429	BNP Paribas SA	3/10/25	8,322
PLN	2,729,594	USD	650,232	Goldman Sachs Bank USA	3/10/25	24,395
PLN	1,501,430	USD	360,808	UBS AG	3/10/25	10,275
PLN	17,801,296	USD	4,324,219	BNP Paribas SA	3/17/25	74,248
PLN	1,386,000	USD	338,417	Barclays Bank PLC	3/17/25	4,045
PLN	5,435,227	USD	1,338,411	Deutsche Bank AG	3/17/25	4,562
PLN	19,327,372	USD	4,732,102	JPMorgan Chase Bank NA	3/17/25	43,438
SGD	53,328	USD	39,613	Bank of America NA	3/04/25	(153)
SGD	152,086	USD	112,263	JPMorgan Chase Bank NA	3/04/25	272
TRY	18,293,362	USD	480,456	Barclays Bank PLC	3/05/25	20,485
TRY	31,598,939	USD	810,843	Barclays Bank PLC	5/12/25	1,777
TRY	17,986,072	USD	461,087	Barclays Bank PLC	5/13/25	1,038
TRY	99,494,681	USD	2,546,790	Barclays Bank PLC	5/13/25	9,574
TRY	19,805,545	USD	502,889	Barclays Bank PLC	5/22/25	1,852
TWD	16,959,830	USD	517,163	Barclays Bank PLC	3/03/25	(2,042)
TWD	16,965,520	USD	520,000	Goldman Sachs Bank USA	3/03/25	(4,707)
TWD	39,369,600	USD	1,200,000	BNP Paribas SA	3/04/25	(4,228)
TWD	16,950,960	USD	520,000	BNP Paribas SA	3/04/25	(5,149)
TWD	43,160,115	USD	1,315,857	Citibank NA	3/04/25	(4,956)
TWD	39,391,979	USD	1,200,000	Citibank NA	3/04/25	(3,548)
TWD	13,142,800	USD	400,695	Goldman Sachs Bank USA	3/04/25	(1,509)
TWD	16,942,760	USD	517,273	Barclays Bank PLC	3/05/25	(2,624)
TWD	19,587,892	USD	598,195	Goldman Sachs Bank USA	3/05/25	(3,198)
TWD	28,546,659	USD	870,909	Goldman Sachs Bank USA	3/06/25	(3,704)
TWD	702,793	USD	21,385	Bank of America NA	3/10/25	(27)
TWD	29,859,251	USD	907,990	JPMorgan Chase Bank NA	3/10/25	(578)
TWD	26,165,600	USD	800,000	JPMorgan Chase Bank NA	3/26/25	(3,675)
TWD	37,980,660	USD	1,161,346	BNP Paribas SA	4/25/25	(2,656)
TWD	40,428,249	USD	1,239,332	BNP Paribas SA	4/25/25	(5,973)
TWD	32,642,960	USD	994,000	Barclays Bank PLC	4/25/25	1,851
TWD	14,630,075	USD	443,000	Barclays Bank PLC	4/25/25	3,325
TWD	13,173,591	USD	401,461	Citibank NA	4/25/25	430
TWD	38,829,386	USD	1,187,443	Citibank NA	4/25/25	(2,861)
TWD	82,375,647	USD	2,520,675	Citibank NA	4/25/25	(7,610)
TWD	41,339,912	USD	1,263,831	Citibank NA	4/25/25	(2,659)
TWD	41,290,156	USD	1,263,662	Citibank NA	4/25/25	(4,008)
TWD	38,247,848	USD	1,168,944	JPMorgan Chase Bank NA	4/25/25	(2,103)
TWD	41,117,503	USD	1,258,956	JPMorgan Chase Bank NA	4/25/25	(4,569)
TWD	36,222,165	USD	1,113,671	Goldman Sachs Bank USA	7/16/25	(1,374)
USD	191,366	AUD	300,000	BNP Paribas SA	3/04/25	5,216
USD	400,610	AUD	638,000	Bank of America NA	3/04/25	4,731
USD	647,216	AUD	1,042,000	Bank of America NA	3/04/25	655
USD	11,626,762	AUD	18,676,000	Deutsche Bank AG	3/04/25	38,305
USD	12,847,195	AUD	20,656,000	Barclays Bank PLC	4/02/25	27,212
USD	14,170,050	BRL	82,877,791	BNP Paribas SA	3/06/25	100,322
USD	736,000	BRL	4,361,127	BNP Paribas SA	3/06/25	(4,366)
USD	1,100,000	BRL	6,490,853	Bank of America NA	3/06/25	(1,918)
USD	1,845,817	BRL	10,795,816	Barclays Bank PLC	3/06/25	13,068
USD	1,589,000	BRL	9,225,893	Citibank NA	3/06/25	22,768
USD	15,683,571	BRL	89,474,773	Citibank NA	3/06/25	493,907
USD	1,972,712	BRL	11,538,000	Goldman Sachs Bank USA	3/06/25	13,966
USD	994,448	BRL	5,723,545	Goldman Sachs Bank USA	3/06/25	22,792
USD	1,132,000	BRL	6,538,455	Goldman Sachs Bank USA	3/06/25	22,001
USD	890,000	BRL	5,181,206	Goldman Sachs Bank USA	3/06/25	10,414
USD	601,000	BRL	3,490,492	Citibank NA	4/02/25	12,315
USD	19,067,187	BRL	117,300,000	Goldman Sachs Bank USA	10/02/25	(47,632)
USD	5,612,983	CAD	8,075,678	Citibank NA	3/04/25	31,039
USD	18,657,419	CAD	26,791,511	JPMorgan Chase Bank NA	3/04/25	139,008
USD	122,739	CAD	177,043	JPMorgan Chase Bank NA	3/04/25	366
USD	24,331,604	CAD	34,999,935	Deutsche Bank AG	4/02/25	107,672
USD	31,591	CHF	28,487	JPMorgan Chase Bank, N.A.	3/04/25	43
USD	13,486,123	CHF	12,180,987	Bank of America NA	3/04/25	(4,089)
USD	396,127	CHF	359,000	Bank of America NA	3/04/25	(1,458)
USD	864,869	CHF	783,000	Barclays Bank PLC	3/04/25	(2,288)
USD	13,186,266	CHF	11,818,410	Deutsche Bank AG	4/02/25	52,193
USD	1,403,930	CNY	10,184,249	BNP Paribas SA	5/12/25	(1,101)
USD	1,406,948	CNY	10,237,516	BNP Paribas SA	5/12/25	(5,432)
USD	1,212,655	CNY	8,775,924	BNP Paribas SA	5/12/25	1,918
USD	1,579,401	CNY	11,515,215	BNP Paribas SA	5/12/25	(9,252)
USD	1,611,823	CNY	11,798,222	Bank of America NA	5/12/25	(15,874)
USD	1,566,349	CNY	11,471,940	Goldman Sachs Bank USA	5/12/25	(16,334)
USD	694,879	CNY	5,053,765	BNP Paribas SA	6/18/25	(4,202)
USD	2,313,432	CNY	16,878,453	BNP Paribas SA	6/18/25	(21,344)
USD	1,949,963	CNY	14,261,444	BNP Paribas SA	6/18/25	(22,806)
USD	359,463	CNY	2,598,900	BNP Paribas SA	6/18/25	(40)
USD	201,195	CNY	1,462,000	BNP Paribas SA	6/18/25	(1,042)
USD	1,097,327	CNY	7,935,000	Bank of America NA	6/18/25	(312)
USD	201,883	CNY	1,455,000	Bank of America NA	6/18/25	614
USD	368,383	CNY	2,671,000	Bank of America NA	6/18/25	(1,093)
USD	904,193	CNY	6,602,000	Bank of America NA	6/18/25	(9,054)
USD	5,054,958	CNY	36,938,244	Bank of America NA	6/18/25	(54,665)
USD	1,117,638	CNY	8,099,000	Citibank NA	6/18/25	(2,687)
USD	568,087	CNY	4,146,297	JPMorgan Chase Bank NA	6/18/25	(5,465)
USD	824,963	CNY	5,963,410	JPMorgan Chase Bank NA	7/16/25	(1,753)
USD	835,004	CNY	6,016,872	JPMorgan Chase Bank NA	7/16/25	877
USD	2,463,961	EUR	2,365,782	Bank of America, N.A.	3/03/25	9,818
USD	41,197,956	EUR	39,549,000	BNP Paribas SA	3/04/25	171,801
USD	958,088	EUR	919,000	JPMorgan Chase Bank NA	3/04/25	4,763
USD	42,433,855	EUR	40,468,000	BNP Paribas SA	4/02/25	390,552
USD	2,159,254	GBP	1,708,000	BNP Paribas SA	3/04/25	10,760
USD	1,224,662	GBP	988,000	BNP Paribas SA	3/04/25	(18,144)
USD	1,363,469	GBP	1,095,000	Bank of America NA	3/04/25	(13,932)
USD	470,518	GBP	379,000	Bank of America NA	3/04/25	(6,227)
USD	1,271,162	GBP	1,014,000	Citibank NA	3/04/25	(4,349)
USD	679,082	GBP	552,000	Citibank NA	3/04/25	(15,279)
USD	467,744	IDR	7,616,275,552	BNP Paribas SA	3/05/25	8,391
USD	615,428	IDR	10,087,480,348	Citibank NA	3/05/25	7,032
USD	37,828	IDR	620,341,372	JPMorgan Chase Bank NA	3/05/25	414
USD	2,574,408	IDR	42,295,721,354	BNP Paribas SA	3/12/25	24,145
USD	1,820,471	IDR	30,186,133,420	Deutsche Bank AG	3/12/25	368
USD	1,291,387	IDR	21,307,885,500	Goldman Sachs Bank USA	3/12/25	6,607
USD	200,000	IDR	3,267,400,000	Goldman Sachs Bank USA	3/20/25	3,044
USD	283,938	ILS	1,016,000	BNP Paribas SA	3/17/25	2,309
USD	2,817,464	ILS	10,132,132	BNP Paribas SA	3/17/25	8,892
USD	398,515	ILS	1,454,000	Bank of America NA	3/17/25	(4,526)
USD	670,100	ILS	2,382,000	Bank of America NA	3/17/25	9,822
USD	328,011	ILS	1,168,014	Barclays Bank PLC	3/17/25	4,244
USD	546,684	ILS	1,946,960	Barclays Bank PLC	3/17/25	6,997
USD	223,330	ILS	803,000	Barclays Bank PLC	3/17/25	742
USD	310,364	ILS	1,111,000	Barclays Bank PLC	3/17/25	2,401
USD	400,089	ILS	1,454,000	Citibank NA	3/17/25	(2,952)
USD	4,040	ILS	14,548	Deutsche Bank AG	3/17/25	8
USD	477,900	ILS	1,726,000	JPMorgan Chase Bank NA	3/17/25	(538)
USD	479,728	ILS	1,719,000	JPMorgan Chase Bank NA	3/17/25	3,230
USD	4,221,687	INR	368,616,600	BNP Paribas SA	3/06/25	5,696
USD	2,806,458	INR	246,484,179	BNP Paribas SA	3/10/25	(11,827)
USD	3,571,855	INR	313,489,762	BNP Paribas SA	3/11/25	(12,302)
USD	1,600,000	INR	139,144,080	Citibank NA	3/13/25	9,389
USD	1,902,067	INR	165,285,402	BNP Paribas SA	3/21/25	13,747
USD	689,500	INR	59,915,344	BNP Paribas SA	3/21/25	4,991
USD	689,500	INR	59,914,378	Bank of America NA	3/21/25	5,002
USD	974,000	INR	84,864,133	Barclays Bank PLC	3/21/25	4,461
USD	846,381	INR	73,768,411	Citibank NA	3/21/25	3,606
USD	1,044,000	INR	91,230,817	Citibank NA	3/21/25	1,724
USD	758,878	INR	66,078,157	Citibank NA	3/21/25	3,961
USD	2,176,328	INR	188,709,401	Citibank NA	3/21/25	20,398
USD	486,500	INR	42,541,662	Citibank NA	3/21/25	478
USD	1,317,000	INR	116,031,651	Citibank NA	3/21/25	(8,616)
USD	486,500	INR	42,538,276	Citibank NA	3/21/25	517
USD	595,808	INR	51,785,829	JPMorgan Chase Bank NA	3/21/25	4,175
USD	2,187,181	INR	189,829,806	JPMorgan Chase Bank NA	3/21/25	18,451
USD	1,684,325	INR	146,910,195	JPMorgan Chase Bank NA	3/21/25	5,934
USD	2,543,007	INR	222,708,948	Barclays Bank PLC	4/04/25	1,303
USD	1,345,186	JPY	202,712,385	Royal Bank of Canada	3/04/25	(1,430)
USD	2,128,543	JPY	318,392,996	BNP Paribas SA	3/04/25	13,467
USD	520,659	JPY	78,000,000	Bank of America NA	3/04/25	2,507
USD	1,772,224	JPY	265,053,821	JPMorgan Chase Bank NA	3/04/25	11,479
USD	1,626,744	JPY	242,840,344	UBS AG	3/04/25	13,562
USD	240,000	KRW	343,617,600	BNP Paribas SA	3/04/25	4,893
USD	800,000	KRW	1,156,621,696	BNP Paribas SA	3/04/25	8,625
USD	1,040,572	KRW	1,498,007,347	Deutsche Bank AG	3/04/25	15,617
USD	404,544	KRW	582,960,040	JPMorgan Chase Bank NA	3/06/25	5,630
USD	115,744	KRW	166,585,099	BNP Paribas SA	3/12/25	1,712
USD	122,942	KRW	177,292,019	BNP Paribas SA	3/12/25	1,581
USD	3,992,588	KRW	5,813,447,683	Bank of America NA	3/12/25	13,138
USD	5,711,016	KRW	8,328,089,082	Citibank NA	3/12/25	10,231
USD	2,047,998	KRW	2,967,776,921	BNP Paribas SA	3/19/25	15,667
USD	820,000	KRW	1,190,282,201	BNP Paribas SA	3/19/25	4,896
USD	125,940	KRW	184,956,047	BNP Paribas SA	3/19/25	(718)
USD	979,787	KRW	1,450,319,909	BNP Paribas SA	3/19/25	(13,391)
USD	103,990	KRW	150,862,453	Barclays Bank PLC	3/19/25	680
USD	2,772,738	KRW	4,063,835,722	Citibank NA	3/19/25	(10,173)
USD	2,619,440	KRW	3,804,474,656	Citibank NA	3/19/25	14,140
USD	775,925	KRW	1,135,709,784	Citibank NA	3/19/25	(1,808)
USD	94,888	KRW	137,504,285	Citibank NA	3/19/25	725
USD	503,000	KRW	719,827,204	JPMorgan Chase Bank NA	3/19/25	10,063
USD	101,532	KRW	147,361,514	JPMorgan Chase Bank NA	3/19/25	619
USD	200,000	KRW	286,236,452	Goldman Sachs Bank USA	3/26/25	3,907
USD	1,038,336	KRW	1,490,932,437	Deutsche Bank AG	6/05/25	13,187
USD	3,286,388	KRW	4,681,624,025	BNP Paribas SA	6/12/25	66,170
USD	3,820,931	KRW	5,461,333,097	Citibank NA	6/12/25	64,397
USD	2,662,199	KRW	3,808,013,975	Deutsche Bank AG	6/12/25	42,887
USD	1,048,926	KRW	1,493,167,140	Deutsche Bank AG	6/18/25	21,539
USD	199,974	MXN	4,115,000	BNP Paribas SA	3/05/25	(200)
USD	2,956,010	MXN	61,331,000	BNP Paribas SA	3/05/25	(27,438)
USD	349	MXN	7,158	Goldman Sachs Bank USA	3/05/25	1
USD	536,616	MXN	11,052,000	Goldman Sachs Bank USA	3/05/25	(1,009)
USD	1,298,148	MXN	26,954,690	UBS AG	3/05/25	(13,063)
USD	1,343,603	MXN	27,772,811	Royal Bank of Canada	3/07/25	(7,000)
USD	2,059,342	MXN	42,164,000	Barclays Bank PLC	3/18/25	12,282
USD	764,971	MXN	15,650,000	Barclays Bank PLC	3/18/25	5,164
USD	509,813	MXN	10,573,000	BNP Paribas SA	3/19/25	(3,428)
USD	2,640,533	MXN	54,151,000	BNP Paribas SA	3/19/25	11,901
USD	1,192,495	MXN	24,651,000	BNP Paribas SA	3/19/25	(4,130)
USD	182,276	MXN	3,726,000	Goldman Sachs Bank USA	3/19/25	1,406
USD	921,534	MXN	18,872,090	Royal Bank of Canada	3/19/25	5,433
USD	63,184	NZD	111,855	Barclays Bank PLC	3/04/25	584
USD	398,933	NZD	706,000	Deutsche Bank AG	3/04/25	3,820
USD	467,150	NZD	817,855	Deutsche Bank AG	4/02/25	9,209
USD	1,171,952	PEN	4,424,003	BNP Paribas SA	3/19/25	(28,429)
USD	330,000	PEN	1,240,701	Bank of America NA	3/19/25	(6,644)
USD	632,645	PEN	2,385,831	Citibank NA	3/19/25	(14,711)
USD	2,633,697	PEN	10,019,110	Deutsche Bank AG	3/19/25	(84,825)
USD	445,643	PEN	1,693,710	Citibank NA	3/24/25	(13,855)
USD	626,558	PEN	2,381,517	Citibank NA	4/21/25	(19,123)
USD	1,245,162	PEN	4,732,798	Citibank NA	4/21/25	(38,003)
USD	3,790,432	PEN	14,119,738	Goldman Sachs Bank USA	5/05/25	(36,643)
USD	1,497,004	PEN	5,680,457	Citibank NA	5/14/25	(42,401)
USD	825,644	PEN	3,139,098	Deutsche Bank AG	5/27/25	(24,853)
USD	506,395	PEN	1,862,065	Citibank NA	6/18/25	2,098
USD	554,306	PLN	2,189,000	JPMorgan Chase Bank NA	3/17/25	13,433
USD	123,504	SEK	1,385,000	Barclays Bank PLC	3/04/25	(5,128)
USD	16,549	SGD	22,292	BNP Paribas SA	3/04/25	54
USD	35,658	SGD	48,342	Bank of America NA	3/04/25	(112)
USD	35,059	SGD	47,339	Citibank NA	3/04/25	31
USD	64,865	SGD	87,066	Goldman Sachs Bank USA	3/04/25	441
USD	517,273	TWD	16,959,830	Barclays Bank PLC	3/03/25	2,152
USD	517,336	TWD	16,965,520	Goldman Sachs Bank USA	3/03/25	2,043
USD	1,717,090	TWD	56,320,560	BNP Paribas SA	3/04/25	6,467
USD	2,520,675	TWD	82,552,094	Citibank NA	3/04/25	13,322
USD	400,000	TWD	13,142,800	Goldman Sachs Bank USA	3/04/25	814
USD	1,113,671	TWD	36,506,151	Goldman Sachs Bank USA	3/05/25	4,770
USD	869,319	TWD	28,567,561	BNP Paribas SA	3/06/25	1,478
USD	930,681	TWD	30,581,072	BNP Paribas SA	3/10/25	1,334
USD	2,000,000	TWD	65,657,400	BNP Paribas SA	3/13/25	4,149
USD	1,711,644	TWD	56,651,993	BNP Paribas SA	4/25/25	(16,659)
USD	1,754,700	TWD	57,694,536	BNP Paribas SA	4/25/25	(5,408)
USD	734,000	TWD	23,923,262	BNP Paribas SA	4/25/25	4,164
USD	1,332,966	TWD	42,988,154	BNP Paribas SA	4/25/25	21,511
USD	1,786,919	TWD	58,559,123	BNP Paribas SA	4/25/25	434
USD	1,781,834	TWD	58,784,485	BNP Paribas SA	4/25/25	(11,526)
USD	1,543,700	TWD	50,602,486	Citibank NA	4/25/25	(49)
USD	1,528,510	TWD	50,185,569	Citibank NA	4/25/25	(2,520)
USD	1,736,792	TWD	57,179,535	Citibank NA	4/25/25	(7,605)
USD	1,542,013	TWD	50,115,423	Citibank NA	4/25/25	13,123
USD	519,000	TWD	16,974,028	Citibank NA	4/25/25	1,167
USD	1,578,067	TWD	51,610,681	Citibank NA	4/25/25	3,561
USD	1,544,752	TWD	50,653,963	Citibank NA	4/25/25	(567)
USD	868,690	TWD	28,559,921	Citibank NA	4/25/25	(2,598)
USD	1,550,032	TWD	50,797,339	Citibank NA	4/25/25	339
USD	1,362,000	TWD	44,409,372	JPMorgan Chase Bank NA	4/25/25	7,187
USD	1,161,346	TWD	37,793,683	BNP Paribas SA	7/16/25	791
USD	1,239,332	TWD	40,218,802	BNP Paribas SA	7/16/25	4,307
USD	1,187,443	TWD	38,629,896	Citibank NA	7/16/25	1,210
USD	1,263,831	TWD	41,126,325	Citibank NA	7/16/25	938
USD	1,263,662	TWD	41,077,861	Citibank NA	7/16/25	2,258
USD	870,909	TWD	28,328,932	Goldman Sachs Bank USA	7/16/25	994
USD	1,168,944	TWD	38,060,817	JPMorgan Chase Bank NA	7/16/25	186
USD	1,258,956	TWD	40,894,668	JPMorgan Chase Bank NA	7/16/25	3,177
USD	21,385	TWD	697,190	Bank of America NA	8/20/25	(84)
USD	907,990	TWD	29,615,910	JPMorgan Chase Bank NA	8/20/25	(3,987)
USD	597,975	ZAR	11,159,000	BNP Paribas SA	3/19/25	2,313
USD	1,602,113	ZAR	29,615,272	BNP Paribas SA	3/19/25	21,265
USD	599,901	ZAR	11,056,000	Bank of America NA	3/19/25	9,737
USD	896,870	ZAR	16,621,000	Barclays Bank PLC	3/19/25	9,650
ZAR	256,679,437	USD	13,535,104	Barclays Bank PLC	3/19/25	166,315
ZAR	18,227,283	USD	983,449	Citibank NA	3/19/25	(10,486)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(366,970)
Unrealized Appreciation						3,122,862
Unrealized Depreciation						(3,489,832)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(4)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(5)	Unrealized Appreciation/ (Depreciation) ($)
Sell Protection
5-Year iTraxx Europe Crossover Series 42	NR	Dec 2029	BNP Paribas SA	5%	Quarterly	EUR	9,253,493	1,929,008	(1,859,091)	69,917
Turkish Republic 11.875% 1/15/2030	NR	Jun 2025	Barclays Bank PLC	1%	Quarterly		800,000	2,390	(989)	1,401
5-Year iTraxx Europe Crossover Series 42	NR	Dec 2029	Bank of America NA	5%	Quarterly	EUR	10,631,673	2,216,307	(2,043,710)	172,597
5-Year iTraxx Europe Crossover Series 42	NR	Dec 2029	JPMorgan Chase Bank NA	5%	Quarterly	EUR	2,756,360	574,598	(557,400)	17,198
5-Year iTraxx Europe Crossover Series 42	NR	Dec 2029	Goldman Sachs International	5%	Quarterly	EUR	2,953,242	615,641	(597,168)	18,473
5Y CDX NA IG Series 43 Index	NR	Dec 2029	ICE	1%	Quarterly		296,910,000	57,532	0	57,532
10-Year CDX N.A. IG Series 43	NR	Dec 2034	ICE	1%	Quarterly		17,610,000	47,405	0	47,405
5Y CDX NA HY Series 43 Index	NR	Dec 2029	ICE	5%	Quarterly		6,860,000	31,591	0	31,591
BNP Paribas	NR	Dec 2025	ICE	1%	Quarterly	EUR	500,000	1,051	0	1,051

TOTAL CREDIT DEFAULT SWAPS								5,475,523	(5,058,358)	417,165

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(5)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(3)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
1D TIIE(1)	Monthly	9.43%	Monthly	CME	Dec 2025	MXN	10,700,000	(1,915)	0	(1,915)
1D TIIE(1)	Monthly	9.39%	Monthly	CME	Dec 2025	MXN	12,200,000	(1,773)	0	(1,773)
28D TIIE(1)	Monthly	9.39%	Monthly	CME	Nov 2034	MXN	12,200,000	(22,681)	0	(22,681)
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	Dec 2029		104,600,000	957,456	0	957,456
U.S. SOFR Index(1)	Annual	3.5%	Annual	CME	Dec 2054		17,310,000	(157,827)	0	(157,827)
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	Dec 2034		61,510,000	598,218	0	598,218
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	Dec 2044		260,000	19,972	0	19,972
U.S. SOFR Index(1)	Annual	3.75%	Annual	CME	Dec 2026		11,690,000	174,033	0	174,033
6M WIBID(1)	Semi-Annual	4.93%	Annual	CME	Jul 2029	PLN	6,800,000	(32,225)	0	(32,225)
28D TIIE(1)	Monthly	9.43%	Monthly	CME	Oct 2034	MXN	10,700,000	(20,978)	0	(20,978)
28D TIIE(1)	Annual	9%	Annual	CME	Mar 2029	MXN	26,300,000	(33,889)	0	(33,889)
U.S. SOFR Index(1)	Annual	3.25%	Annual	CME	Mar 2032		24,960,000	(591,957)	0	(591,957)
U.S. SOFR Index(1)	Annual	3%	Annual	CME	Mar 2027		11,680,000	(52,973)	0	(52,973)
U.S. SOFR Index(1)	Annual	3.25%	Annual	CME	Mar 2055		30,710,000	(1,263,178)	0	(1,263,178)
U.S. SOFR Index(1)	Annual	3.25%	Annual	CME	Mar 2035		19,940,000	(488,548)	0	(488,548)
U.S. SOFR Index(1)	Annual	3.75157%	Annual	CME	Nov 2048		7,030,000	(309,891)	0	(309,891)
4.5%	Semi-Annual	1M AFMA(1)	Semi-Annual	LCH	Sep 2033	AUD	25,470,000	138,387	0	138,387
4%	Annual	SONIA(1)	Annual	LCH	Sep 2029	GBP	57,310,000	1,663	0	1,663
2.5%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	Mar 2035	EUR	26,960,000	160,714	0	160,714
6M EURIBOR(1)	Semi-Annual	2.25%	Annual	LCH	Mar 2055	EUR	11,250,000	(24,749)	0	(24,749)
3.481%	Annual	U.S. SOFR Index(1)	Annual	LCH	Oct 2034		900,000	(23,066)	0	(23,066)
3.465%	Annual	U.S. SOFR Index(1)	Annual	LCH	Oct 2034		200,000	(5,383)	0	(5,383)
3.515%	Annual	U.S. SOFR Index(1)	Annual	LCH	Nov 2034		1,600,000	(36,711)	0	(36,711)
2.5%	Annual	6M EURIBOR(1)	Semi-Annual	LCH	Mar 2030	EUR	19,040,000	53,088	0	53,088
3.865%	Annual	U.S. SOFR Index(1)	Annual	LCH	Nov 2034		2,000,000	10,583	0	10,583
Canadian Overnight Repo Rate(1)	Semi-Annual	3%	Semi-Annual	LCH	Jun 2034	CAD	6,450,000	(130,583)	0	(130,583)
Canadian Overnight Repo Rate(1)	Semi-Annual	2.9%	Semi-Annual	LCH	Jun 2034	CAD	6,700,000	(90,119)	0	(90,119)
6M EURIBOR(1)	Semi-Annual	2.4%	Annual	LCH	Feb 2035	EUR	400,000	(2,547)	0	(2,547)
U.S. SOFR Index(1)	Annual	4%	Annual	LCH	Feb 2035		650,000	(10,648)	0	(10,648)
U.S. SOFR Index(1)	Annual	3.89%	Annual	LCH	Mar 2035		350,000	(2,549)	0	(2,549)
U.S. SOFR Index(1)	Annual	3.9075%	Annual	LCH	Mar 2035		800,000	(7,000)	0	(7,000)
TOTAL INTEREST RATE SWAPS								(1,197,076)	0	(1,197,076)

(1)Represents floating rate.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount	Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	Receives	Monthly	Federal Funds Daily Rate plus 75 basis points	Monthly	Canadian Imperial Bank of Commerce	Jun 2025	4,003	53,125,346	(903,355)	0	(903,355)
S&P 500 Index	Receives	Monthly	Federal Funds Daily Rate plus 75 basis points	Monthly	Canadian Imperial Bank of Commerce	Jun 2025	3,972	52,713,933	(896,359)	0	(896,359)
S&P 500 Index	Receives	Monthly	Federal Funds Daily Rate plus 75 basis points	Monthly	Canadian Imperial Bank of Commerce	Jun 2025	7,786	103,330,988	(1,757,062)	0	(1,757,062)
S&P 500 Index	Receives	Monthly	Federal Funds Daily Rate plus 75 basis points	Monthly	Canadian Imperial Bank of Commerce	Jun 2025	5,356	71,081,527	(1,208,686)	0	(1,208,686)
S&P 500 Index	Receives	Monthly	Federal Funds Daily Rate plus 58 basis points	Monthly	Canadian Imperial Bank of Commerce	Apr 2025	3,262	43,291,251	(727,880)	0	(727,880)
S&P 500 Index	Receives	Monthly	Federal Funds Daily Rate plus 72 basis points	Monthly	Canadian Imperial Bank of Commerce	Jan 2026	3,262	43,291,251	(732,522)	0	(732,522)
S&P 500 Index	Receives	Monthly	Federal Funds Daily Rate plus 72 basis points	Monthly	Canadian Imperial Bank of Commerce	Jan 2026	13,792	183,038,914	(3,102,758)	0	(3,102,758)
S&P 500 Index	Receives	Monthly	Federal Funds Daily Rate plus 82 basis points	Monthly	Royal Bank of Canada	Oct 2025	3,998	53,058,989	(905,115)	0	(905,115)
S&P 500 Index	Receives	Monthly	Federal Funds Daily Rate plus 82 basis points	Monthly	Royal Bank of Canada	Oct 2025	3,903	51,798,208	(883,608)	0	(883,608)
S&P 500 Index	Receives	Monthly	Federal Funds Daily Rate plus 90 basis points	Monthly	Royal Bank of Canada	Oct 2025	2,692	35,726,563	(611,670)	0	(611,670)
TOTAL RETURN SWAPS									(11,729,015)	0	(11,729,015)
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese (Peoples Rep) Yuan
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
IDR	-	Indonesia Rupiatt
ILS	-	Israel Sheckel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	Exchange Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $345,568,325 or 0.4% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Non-income producing
(g)	Security or a portion of the security is on loan at period end.
(h)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $10,143,741 or 0.0% of net assets.

(i)	Level 3 security
(j)	Affiliated Fund
(k)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts, options and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $23,183,724.

(n)	Includes $414,773 of cash collateral to cover margin requirements for futures contracts.
(o)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(p)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $21,123,695.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
(t)	The rate quoted is the annualized seven-day yield of the fund at period end.
(u)	Includes $10,228,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(v)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $86,570,800.
(w)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $14,208,936.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
Deutsche Bank Securities Inc.	4.47	2/28/2025	3/3/2025	190,600,000	190,670,999	U.S. Treasuries (including strips)	2.25	5/15/2041	190,670,999
Total Repurchase Agreements				$ 190,600,000	190,670,999				190,670,999

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	43,574,257	319,303,574	321,732,164	1,495,184	190	-	42,546,215	42,537,708	0.1%
Fidelity Securities Lending Cash Central Fund	196,003,648	2,225,421,945	1,562,355,740	1,310,596	-	-	859,069,853	858,983,955	3.5%
Total	239,577,905	2,544,725,519	1,884,087,904	2,805,780	190	-	901,616,068	901,521,663

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth Fund	13,284,245	525,050	5,000,000	525,050	1,940,255	(5,605,480)	-	-
Fidelity Blue Chip Growth Fund Class Z	-	-	-	-	-	3,921,038	9,065,108	41,132
Fidelity Extended Market Index Fund	-	94,762,986	228,877,789	14,458,178	6,163,334	236,886,470	2,986,789,282	33,227,159
Fidelity Growth Company Fund	3,454,782,809	289,532,017	536,156,839	282,944,663	327,448,591	(176,227,959)	3,359,378,619	85,917,612
Fidelity Mid Cap Index Fund	849,271,975	347,471	845,580,580	336,517	29,494,271	(30,490,671)	3,042,466	88,961
Fidelity SAI Inflation-Focused Fund	1,222	54	-	55	-	(30)	1,246	14
Fidelity SAI Real Estate Index Fund	-	786,267	-	786,267	-	(400,194)	2,364,134	445,223
Fidelity SAI U.S. Large Cap Index Fund	1,875,967,702	2,654,738,085	2,987,106,533	89,744,440	197,309,791	(129,914,869)	1,610,994,176	68,349,350
Fidelity SAI U.S. Low Volatility Index Fund	1,827,748,091	15,783,504	1,338,880,975	15,783,503	277,760,291	(51,884,894)	730,526,017	32,525,646
Fidelity SAI U.S. Momentum Index Fund	9,225,278	206,399,357	-	6,399,357	-	(762,194)	214,862,441	12,235,902
Fidelity SAI U.S. Quality Index Fund	729,949,523	1,103,111,723	100,000,000	150,388,083	(4,425,274)	20,835,805	1,749,471,777	79,775,275
Fidelity Small Cap Growth Fund Class Z	-	8,728,211	-	8,728,211	-	(2,064,103)	576,995,297	17,559,200
	8,760,230,845	4,374,714,725	6,041,602,716	570,094,324	835,691,259	(135,707,081)	11,243,490,563	330,165,474

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Commercial Paper, U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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